UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8598

The Commerce Funds

(Exact name of Registrant as specified in charter)

922 Walnut St., Fourth Floor, Mail Code = TB4-1, Kansas City, Missouri 64106
(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.,

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code:1-800-995-6365

Date of fiscal year end: 10/31

Date of reporting period: 04/30/16

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Semi-Annual Report to Shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is filed herewith.

The Commerce Funds
The Commerce Funds Semi-Annual Report
April 30, 2016

For Your Life’s Direction
At The Commerce Funds, we’re committed to providing sound investment choices to help you realize your most important financial goals, no matter where life takes you.
We offer a full range of mutual funds managed by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank. With a choice of 8 portfolios—each targeting a specific investment goal—we make it easy for you to invest with confidence not just today, but throughout all the stages of your life.
Behind each of our Funds is a carefully defined investment philosophy and a commitment to the highest investment standards. This means, whether you are building a nest egg for retirement, planning for your child’s education, or saving for a special need, you can find investment options at The Commerce Funds.
Risk/Reward
The Commerce Funds
MidCap Growth
Growth
Value
Kansas Tax-Free
Intermediate Bond
Missouri Tax-Free
Intermediate Bond
National Tax-Free
Intermediate Bond
Bond
Short-Term Government
Potential Return
Risk
In general, greater returns are associated with greater risks and increased risks create the potential for greater losses.
The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. The Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”) believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
References to a specific company’s securities should not be construed as a recommendation or investment advice and there can be no assurance that as of the date of publication of this report, the securities mentioned in each Fund’s portfolio are still held or that the securities sold have not been repurchased.

COMMERCE FUNDS

Please note:

The information in this semi-annual report is as of April 30, 2016 and is unaudited. The securities mentioned in this report may no longer be held by the Funds. To view more recent information about each Commerce Fund’s performance and portfolio or to obtain a prospectus, please visit our website at www.commercefunds.com. This report is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus, which contains more complete information about the Commerce Funds’ investment policies, management and expenses. Investors should read the prospectus carefully before investing.

You may also receive Commerce Funds information by calling toll free 1-800-995-6365 or by writing to P.O. Box 219525, Kansas City, Missouri, 64121-9525, or you may contact your investment professional. The Commerce Funds publish performance and portfolio information for each Commerce Fund at the end of every calendar quarter. Investors should read the prospectus carefully before investing or sending money.

COMMERCE FUNDS

Performance Summaries

April 30, 2016 (Unaudited)

The following is performance information for the Commerce Funds for various time periods. The returns represent past performance. Past performance is no guarantee of future results. The Funds’ investment returns and principal values will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Funds are not subject to a sales charge, so a sales charge is not applied to their total returns. In addition to the Adviser’s decisions regarding issuer/industry investment selection and allocation, other factors may affect Fund performance. These factors include, but are not limited to, Fund operating fees and expenses, portfolio turnover, and subscription and redemption cash flows affecting the Funds. Please visit our website at www.commercefunds.com to obtain the most recent month-end returns.

Performance Review
November 1, 2015 - April 30, 2016	Fund Total Return(a)	Index Total Return	Index
Equity Funds:
Growth	2.53%	–1.37%	Russell 1000® Growth(b)
Value	4.71	1.93	Russell 1000® Value(c)
MidCap Growth	2.32	–1.54	Russell Midcap® Growth(d)
Fixed Income Funds:
Bond	2.40	2.82	Barclays U.S. Aggregate Bond(e)
Short-Term Government	0.62	1.07	Citigroup 1-5 Year Treasury/Government Sponsored(f)
National Tax-Free Intermediate Bond	3.18	3.09	Barclays 3-15 Year Blend Municipal Bond(g)
Missouri Tax-Free Intermediate Bond	2.73	3.09	Barclays 3-15 Year Blend Municipal Bond(g)
Kansas Tax-Free Intermediate Bond	2.44	3.09	Barclays 3-15 Year Blend Municipal Bond(g)

(a)	Returns reflect any fee waivers or expense reductions. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	The Russell 1000® Growth Index, an unmanaged index, measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(c)	The Russell 1000® Value Index, an unmanaged index, measures the performance of the large-cap value segment of the U.S. equity universe. It includes Russell 1000 companies with lower price-to-book ratios and lower expected growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(d)	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.

(e)	The Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar denominated, fixed-rate taxable bond market, including treasuries, government-related and corporate securities, mortgage-backed securities, asset-backed securities, and commercial mortgage-backed securities. The Index figures do not reflect any deduction for fees, taxes or expenses.

(f)	The Citigroup 1-5 Year Treasury/Government Sponsored Index is an unmanaged index comprised of Treasury securities with a minimum principal amount of $1 billion and U.S. Government securities with a minimum principal amount of $100 million. The securities range in maturity from one to five years. The Index figures do not reflect any deduction for fees, taxes or expenses.

(g)	The Barclays 3-15 Year Blend Municipal Bond Index is an unmanaged index comprised of investment-grade municipal securities ranging from 2 to 17 years in maturity. The Index figures do not reflect any deduction for fees, taxes or expenses.

Standardized Total Returns(h)
For the period ended 03/31/2016	One Year	Five Years	Ten Years	Since Inception	Inception Date
Equity Funds:
Growth	5.77%	11.54%	7.04%	8.16%	12/12/94
Value	3.73	11.92	6.19	6.26	3/3/97
MidCap Growth	1.13	8.82	6.60	8.16	12/12/94
Fixed Income Funds:
Bond	0.96	4.05	5.69	5.95	12/12/94
Short-Term Government	0.73	1.28	3.03	4.17	12/12/94
National Tax-Free Intermediate Bond	3.47	4.98	4.45	4.70	2/21/95
Missouri Tax-Free Intermediate Bond	2.92	4.04	3.93	4.37	2/21/95
Kansas Tax-Free Intermediate Bond	2.73	4.23	4.04	4.19	12/26/00

(h)	The Standardized Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at net asset value (“NAV”). Current performance may be lower or higher than the total return figures in the above table.

Returns reflect any fee waivers or expense reductions. Absent these waivers and reductions, returns would have been lower. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Expense Ratios(i)
	Net Expense Ratio (Current)	Gross Expense Ratio (Before Reimbursement)
Equity Funds:
Growth	0.82%	0.82%
Value	0.72	0.75
MidCap Growth	0.90	0.90
Fixed Income Funds:
Bond	0.68	0.68
Short-Term Government	0.68	0.83
National Tax-Free Intermediate Bond	0.65	0.65
Missouri Tax-Free Intermediate Bond	0.67	0.67
Kansas Tax-Free Intermediate Bond	0.72	0.85

(i)	The Funds’ expense ratios, both current (net of applicable fee waivers and/or expense reimbursements) and gross (before fee waivers and/or expense reimbursements), set forth above are as of the most recent publicly available prospectus for the Funds (March 1, 2016) and may differ from the expense ratios disclosed in the Financial Highlights in this report. The Adviser has contractually agreed to reduce or limit the Total Annual Fund Operating Expenses, excluding interest, taxes, acquired fund fees and expenses and extraordinary expenses. This agreement will remain in place through March 1, 2017. After this date, the Adviser or a Fund may terminate the contractual arrangement. If this occurs, the expense ratios may change without shareholder approval.

COMMERCE GROWTH FUND

Schedule of Investments

April 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 93.4%
Commercial Services – 1.9%
6,500	Moody’s Corp.	$ 622,180
19,200	Tyco International PLC	739,584

		1,361,764

Communications – 2.6%
21,374	AT&T, Inc.	829,739
21,400	Verizon Communications, Inc.	1,090,116

		1,919,855

Consumer Durables – 0.6%
10,366	Newell Brands, Inc.	472,047

Consumer Non-Durables – 12.5%
13,100	Altria Group, Inc.	821,501
12,200	Colgate-Palmolive Co.	865,224
7,300	Dr Pepper Snapple Group, Inc.	663,643
10,900	Kellogg Co.	837,229
6,100	Kimberly-Clark Corp.	763,659
10,100	Mead Johnson Nutrition Co.	880,215
13,400	Nike, Inc. Class B	789,796
7,900	PepsiCo, Inc.	813,384
8,200	Philip Morris International, Inc.	804,584
23,600	The Coca-Cola Co.	1,057,280
7,900	The Estee Lauder Cos., Inc. Class A	757,373

		9,053,888

Consumer Services – 5.6%
15,700	CBS Corp. Class B	877,787
13,000	Comcast Corp. Class A	789,880
3,200	Panera Bread Co. Class A*	686,368
28,000	Service Corp. International	746,760
9,400	The Walt Disney Co.	970,644

		4,071,439

Distribution Services – 2.1%
5,000	McKesson Corp.	839,100
3,100	W.W. Grainger, Inc.	727,012

		1,566,112

Electronic Technology – 9.8%
34,400	Apple, Inc.	3,224,656
22,900	Intel Corp.	693,412
3,600	Lockheed Martin Corp.	836,568
7,300	Rockwell Collins, Inc.	643,787
6,610	The Boeing Co.	891,028
5,800	Thermo Fisher Scientific, Inc.	836,650

		7,126,101

Finance – 11.5%
7,500	Ameriprise Financial, Inc.	719,250
9,200	Crown Castle International Corp.	799,296
6,900	Erie Indemnity Co. Class A	651,291
7,900	Extra Space Storage, Inc.	671,105
13,000	Fidelity National Information Services, Inc.	855,400

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
3,100	Intercontinental Exchange, Inc.	$ 744,093
22,300	Invesco Ltd.	691,523
8,200	Mastercard, Inc. Class A	795,318
3,100	Public Storage	758,911
10,500	T. Rowe Price Group, Inc.	790,545
11,300	Visa, Inc. Class A	872,812

		8,349,544

Health Services* – 1.2%
15,000	Cerner Corp.	842,100

Health Technology – 7.9%
5,700	Amgen, Inc.	902,310
5,300	Becton Dickinson & Co.	854,678
7,400	Bio-Techne Corp.	689,532
3,600	C. R. Bard, Inc.	763,812
8,900	Gilead Sciences, Inc.*	785,069
7,800	Johnson & Johnson	874,224
7,800	Stryker Corp.	850,278

		5,719,903

Industrial Services – 1.1%
13,800	Waste Management, Inc.	811,302

Process Industries – 5.1%
21,800	Donaldson Co, Inc.	712,424
6,700	Ecolab, Inc.	770,366
8,200	Monsanto Co.	768,176
14,200	RPM International, Inc.	717,526
9,400	W.R. Grace & Co.*	720,792

		3,689,284

Producer Manufacturing – 7.4%
24,200	Allison Transmission Holdings, Inc.	697,202
14,200	AMETEK, Inc.	682,878
7,600	Honeywell International, Inc.	868,452
8,500	Illinois Tool Works, Inc.	888,420
4,900	Lennox International, Inc.	661,255
2,000	Mettler-Toledo International, Inc.*	715,900
8,300	United Technologies Corp.	866,271

		5,380,378

Retail Trade – 10.6%
2,200	Amazon.com, Inc.*	1,451,098
1,000	AutoZone, Inc.*	765,230
8,200	CVS Health Corp.	824,100
8,900	Dollar Tree, Inc.*	709,419
10,400	Lowe’s Cos., Inc.	790,608
14,000	Ross Stores, Inc.	794,920
6,000	The Home Depot, Inc.	803,340
21,000	The Kroger Co.	743,190
2,900	The Sherwin-Williams Co.	833,199

		7,715,104

The accompanying notes are an integral part of these financial statements.	3

COMMERCE GROWTH FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – 12.4%
8,700	Adobe Systems, Inc.*	$ 819,714
2,900	Alphabet, Inc. Class A*	2,052,852
403	Alphabet, Inc. Class C*	279,283
9,200	Automatic Data Processing, Inc.	813,648
12,800	Facebook, Inc. Class A*	1,505,024
8,300	Fiserv, Inc.*	811,076
8,600	Jack Henry & Associates, Inc.	696,858
25,100	Microsoft Corp.	1,251,737
15,200	Paychex, Inc.	792,224

		9,022,416

Transportation – 1.1%
7,700	United Parcel Service, Inc. Class B	809,039

TOTAL COMMON STOCKS
(Cost $53,476,483)		$67,910,276

Exchange Traded Fund – 3.9%
28,400	iShares Russell 1000 Growth Index Fund
(Cost $2,821,757)		$ 2,807,340

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 2.8%
Repurchase Agreement – 2.8%
State Street Bank & Trust Co.
$ 2,001,000	0.010%	05/02/16	$2,001,000
Maturity Value: $2,001,000
(Cost $2,001,000)

TOTAL INVESTMENTS – 100.1%
(Cost $58,299,240)			$72,718,616

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(48,661)

NET ASSETS – 100.0%			$72,669,955

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 29, 2016. This agreement was fully collateralized by $1,960,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $2,044,909.

PORTFOLIO COMPOSITION

	AS OF 4/30/2016	AS OF 10/31/15

Consumer Non-Durables	12.5%	13.5%
Technology Services	12.4	12.4
Finance	11.5	9.8
Retail Trade	10.6	10.8
Electronic Technology	9.8	11.3
Health Technology	7.9	8.6
Producer Manufacturing	7.4	7.4
Consumer Services	5.6	5.3
Process Industries	5.1	5.2
Exchange Traded Fund	3.9	3.0
Communications	2.6	2.5
Distribution Services	2.1	1.7
Commercial Services	1.9	2.0
Health Services	1.2	1.1
Industrial Services	1.1	1.2
Transportation	1.1	1.1
Consumer Durables	0.6	0.8
Short-term Investment	2.8	1.3

TOTAL INVESTMENTS	100.1%	99.0%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

4	The accompanying notes are an integral part of these financial statements.

COMMERCE VALUE FUND

Schedule of Investments

April 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 94.7%
Commercial Services – 1.8%
125,000	Corrections Corp. of America	$ 3,802,500

Communications – 5.5%
200,000	AT&T, Inc.	7,764,000
75,000	Verizon Communications, Inc.	3,820,500

		11,584,500

Consumer Durables – 1.9%
67,000	Tupperware Brands Corp.	3,890,690

Consumer Non-Durables – 7.3%
61,000	Altria Group, Inc.	3,825,310
99,000	Coach, Inc.	3,986,730
46,500	Procter & Gamble Co.	3,725,580
76,000	Reynolds American, Inc.	3,769,600

		15,307,220

Consumer Services – 1.8%
30,500	McDonald’s Corp.	3,857,945

Electronic Technology – 7.5%
140,000	Cisco Systems, Inc.	3,848,600
17,000	Lockheed Martin Corp.	3,950,460
80,000	Microchip Technology, Inc.	3,887,200
30,500	The Boeing Co.	4,111,400

		15,797,660

Energy Minerals – 9.4%
4,453	California Resources Corp.	9,797
92,000	Chevron Corp.	9,400,560
70,000	Exxon Mobil Corp.	6,188,000
54,500	Occidental Petroleum Corp.	4,177,425

		19,775,782

Finance – 24.3%
42,500	Ameriprise Financial, Inc.	4,075,750
88,500	Arthur J. Gallagher & Co.	4,074,540
119,000	BB&T Corp.	4,210,220
60,000	Cincinnati Financial Corp.	3,960,600
73,000	Cullen/Frost Bankers, Inc.	4,671,270
142,000	JPMorgan Chase & Co.	8,974,400
137,000	Kimco Realty Corp.	3,852,440
99,000	Principal Financial Group, Inc.	4,225,320
54,000	T. Rowe Price Group, Inc.	4,065,660
175,000	Wells Fargo & Co.	8,746,500

		50,856,700

Health Technology – 8.4%
53,500	Johnson & Johnson	5,996,280
103,500	Merck & Co., Inc.	5,675,940
185,000	Pfizer, Inc.	6,051,350

		17,723,570

Industrial Services – 1.9%
67,000	Waste Management, Inc.	3,938,930

Shares	Description	Value
Common Stocks – (continued)
Process Industries – 3.9%
69,000	Packaging Corp. of America	$ 4,476,720
80,000	Sonoco Products Co.	3,751,200

		8,227,920

Producer Manufacturing – 7.0%
51,000	Caterpillar, Inc.	3,963,720
71,000	Emerson Electric Co.	3,878,730
220,000	General Electric Co.	6,765,000

		14,607,450

Retail Trade – 1.8%
48,000	Target Corp.	3,816,000

Technology Services – 5.3%
25,500	International Business Machines Corp.	3,721,470
70,000	Microsoft Corp.	3,490,900
73,000	Paychex, Inc.	3,804,760

		11,017,130

Utilities – 6.9%
53,000	Dominion Resources, Inc.	3,787,910
30,000	NextEra Energy, Inc.	3,527,400
96,000	PPL Corp.	3,613,440
70,000	The Southern Co.	3,507,000

		14,435,750

TOTAL COMMON STOCKS
(Cost $175,103,365)		$198,639,747

Exchange Traded Fund – 3.6%
75,000	iShares Russell 1000 Value Index Fund
(Cost $7,452,406)		$ 7,566,750

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 1.4%
Repurchase Agreement – 1.4%
State Street Bank & Trust Co.
$2,871,000	0.010%	05/02/16	$2,871,000
Maturity Value: $2,871,000
(Cost $2,871,000)

TOTAL INVESTMENTS – 99.7%
(Cost $185,426,771)			$209,077,497

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%			568,678

NET ASSETS – 100.0%			$209,646,175

The accompanying notes are an integral part of these financial statements.	5

COMMERCE VALUE FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Repurchase agreement was entered into on April 29, 2016. This agreement was fully collateralized by $2,810,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $2,931,732.

PORTFOLIO COMPOSITION

	AS OF 4/30/2016	AS OF 10/31/15

Finance	24.3%	23.8%
Energy Minerals	9.4	11.2
Health Technology	8.4	8.4
Electronic Technology	7.5	6.0
Consumer Non-Durables	7.3	9.7
Producer Manufacturing	7.0	6.2
Utilities	6.9	6.1
Communications	5.5	3.7
Technology Services	5.3	4.1
Process Industries	3.9	4.2
Exchange Traded Fund	3.6	3.8
Industrial Services	1.9	3.5
Consumer Durables	1.9	2.1
Consumer Services	1.8	3.2
Retail Trade	1.8	1.7
Commercial Services	1.8	—
Distribution Services	—	1.8
Short-term Investments	1.4	0.3

TOTAL INVESTMENTS	99.7%	99.8%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

6	The accompanying notes are an integral part of these financial statements.

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments

April 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – 89.6%
Commercial Services – 6.9%
8,600	Equifax, Inc.	$ 1,034,150
11,000	Gartner, Inc.*	958,870
24,900	KAR Auction Services, Inc.	936,240
13,300	MSCI, Inc.	1,010,002
17,100	Nielsen Holdings PLC	891,594
9,400	The Dun & Bradstreet Corp.	1,037,854

		5,868,710

Communications* – 1.2%
9,700	SBA Communications Corp. Class A	999,488

Consumer Durables – 5.2%
18,800	Harley-Davidson, Inc.	899,204
5,200	Mohawk Industries, Inc.*	1,001,676
14,137	Newell Brands, Inc.	643,790
10,900	The Toro Co.	942,305
5,500	Whirlpool Corp.	957,770

		4,444,745

Consumer Non-Durables – 9.4%
10,700	Brown-Forman Corp. Class B	1,030,624
9,400	Carter’s, Inc.	1,002,698
10,900	Church & Dwight Co., Inc.	1,010,430
18,700	Coca-Cola Enterprises, Inc.	981,376
6,400	Constellation Brands, Inc. Class A	998,784
10,800	Dr Pepper Snapple Group, Inc.	981,828
10,800	McCormick & Co., Inc.	1,012,824
10,600	The Hershey Co.	986,966

		8,005,530

Consumer Services – 7.0%
13,900	Marriott International, Inc. Class A	974,251
4,700	Panera Bread Co. Class A*	1,008,103
49,800	Regal Entertainment Group Class A	1,038,330
35,750	Rollins, Inc.	960,603
39,600	Service Corp. International	1,056,132
12,800	Wyndham Worldwide Corp.	908,160

		5,945,579

Distribution Services – 1.2%
4,400	W.W. Grainger, Inc.	1,031,888

Electronic Technology – 8.1%
16,600	Amphenol Corp. Class A	926,778
43,600	Cadence Design Systems, Inc.*	1,011,084
13,200	Harris Corp.	1,056,132
22,800	Linear Technology Corp.	1,014,144
13,200	Motorola Solutions, Inc.	992,508
10,300	Rockwell Collins, Inc.	908,357
4,500	TransDigm Group, Inc.*	1,025,415

		6,934,418

Finance – 10.0%
7,400	Boston Properties, Inc.	953,564
14,700	CBOE Holdings, Inc.	910,812
11,000	Crown Castle International Corp.	955,680
10,300	Erie Indemnity Co. Class A	972,217

Shares	Description	Value
Common Stocks – (continued)
Finance – (continued)
6,200	Federal Realty Investment Trust	$ 942,896
4,000	Intercontinental Exchange, Inc.	960,120
30,600	Invesco Ltd.	948,906
10,900	Morningstar, Inc.	906,880
13,100	T. Rowe Price Group, Inc.	986,299

		8,537,374

Health Services* – 3.1%
9,267	Centene Corp.	574,183
18,800	Cerner Corp.	1,055,432
8,300	Laboratory Corp. of America Holdings	1,040,156

		2,669,771

Health Technology – 6.8%
11,000	Bio-Techne Corp.	1,024,980
4,800	C. R. Bard, Inc.	1,018,416
13,832	DENTSPLY SIRONA, Inc.	824,387
27,700	Hologic, Inc.*	930,443
6,400	The Cooper Cos., Inc.	979,712
9,200	Zimmer Biomet Holdings, Inc.	1,065,084

		5,843,022

Process Industries – 2.5%
20,000	Crown Holdings, Inc.*	1,059,200
20,700	RPM International, Inc.	1,045,971

		2,105,171

Producer Manufacturing – 9.4%
37,100	Allison Transmission Holdings, Inc.	1,068,851
19,400	AMETEK, Inc.	932,946
10,400	Armstrong Flooring, Inc.*	151,424
20,800	Armstrong World Industries, Inc.*	848,848
11,100	Graco, Inc.	870,129
12,300	IDEX Corp.	1,007,370
2,800	Mettler-Toledo International, Inc.*	1,002,260
17,200	PACCAR, Inc.	1,013,252
7,900	Valmont Industries, Inc.	1,109,002

		8,004,082

Retail Trade – 10.6%
1,300	AutoZone, Inc.*	994,799
12,133	Dollar Tree, Inc.*	967,121
21,200	Dunkin’ Brands Group, Inc.	985,800
16,700	Foot Locker, Inc.	1,026,048
19,800	Nordstrom, Inc.	1,012,374
3,800	O’Reilly Automotive, Inc.*	998,184
18,000	Ross Stores, Inc.	1,022,040
3,400	The Sherwin-Williams Co.	976,854
17,700	Williams-Sonoma, Inc.	1,040,406

		9,023,626

Technology Services – 7.0%
10,900	ANSYS, Inc.*	989,393
9,600	Fiserv, Inc.*	938,112
12,400	Jack Henry & Associates, Inc.	1,004,772
17,800	Paychex, Inc.	927,736

The accompanying notes are an integral part of these financial statements.	7

COMMERCE MIDCAP GROWTH FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Technology Services – (continued)
29,200	PTC, Inc.*	$ 1,064,632
20,500	Total System Services, Inc.	1,048,370

		5,973,015

Transportation – 1.2%
15,700	Landstar System, Inc.	1,029,135

TOTAL COMMON STOCKS
(Cost $63,966,815)		$76,415,554

Exchange Traded Fund – 3.5%
32,400	iShares Russell Midcap Growth Index Fund
(Cost $3,084,223)		$ 2,982,096

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(a) – 5.3%
Repurchase Agreement – 5.3%
State Street Bank & Trust Co.
$ 4,543,000	0.010%	05/02/16	$4,543,000
Maturity Value: $4,543,000
(Cost $4,543,000)

TOTAL INVESTMENTS – 98.4%
(Cost $71,594,038)			$83,940,650

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%			1,370,209

NET ASSETS – 100.0%			$85,310,859

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.
(a)	Repurchase agreement was entered into on April 29, 2016. This agreement was fully collateralized by $4,445,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $4,637,562.

PORTFOLIO COMPOSITION

	AS OF 4/30/2016	AS OF 10/31/15

Retail Trade	10.6%	10.2%
Finance	10.0	9.8
Consumer Non-Durables	9.4	9.7
Producer Manufacturing	9.4	9.9
Electronic Technology	8.1	8.6
Technology Services	7.0	6.4
Consumer Services	7.0	8.2
Commercial Services	6.9	7.4
Health Technology	6.8	8.3
Consumer Durables	5.2	4.5
Exchange Traded Fund	3.5	4.8
Health Services	3.1	3.6
Process Industries	2.5	2.5
Distribution Services	1.2	1.2
Transportation	1.2	1.1
Communications	1.2	1.3
Short-term Investment	5.3	2.6

TOTAL INVESTMENTS	98.4%	100.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies, including exchange traded funds, held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

8	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Schedule of Investments

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 13.3%
Auto – 3.1%
Avis Budget Rental Car Funding AESOP LLC Series 2015-2A, Class A(a)
$ 5,200,000	2.630%	12/20/21	$5,202,481
CPS Auto Trust Series 2012-B, Class A(a)
418,662	2.520	09/16/19	419,657
Exeter Automobile Receivables Trust Series 2014-3A, Class A(a)
815,710	1.320	01/15/19	813,730
Flagship Credit Auto Trust Series 2013-1, Class A(a)
22,800	1.320	04/16/18	22,790
Ford Credit Auto Owner Trust Series 2016-REV1, Class A(a)
7,000,000	2.310	08/15/27	7,044,039
Ford Credit Floorplan Master Owner Trust Series 2012-2, Class A
3,000,000	1.920	01/15/19	3,014,963
Hertz Vehicle Financing II LP Series 2015-2A, Class A(a)
5,000,000	2.020	09/25/19	4,992,637
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A(a)
4,500,000	1.800	07/15/19	4,474,049
Oscar US Funding Trust Series 2014-1A, Class A3(a)
7,450,000	1.720	04/15/19	7,356,293

			33,340,639

Commercial – 0.0%
Small Business Administration Series 2006-P10B, Class 1
11,315	5.681	08/10/16	11,442

Credit Card – 0.6%
Cabela’s Credit Card Master Note Trust Series 2015-2, Class A1
5,680,000	2.250	07/17/23	5,728,313

Equipment(a) – 0.9%
Cronos Containers Program Ltd. Series 2013-1A, Class A
700,000	3.080	04/18/28	661,907
Cronos Containers Program Ltd. Series 2014-2A, Class A
4,212,963	3.270	11/18/29	3,996,058
Dong Fang Container Finance II SPV Ltd. Series 2014-1A, Class A1
2,970,833	1.950	11/25/39	2,938,408
Global SC Finance SRL Series 2013-1A, Class A
2,058,000	2.980	04/17/28	1,943,298

			9,539,671

Home Equity – 4.9%
Accredited Mortgage Loan Trust Series 2004-4, Class A1B(b)
1,231,270	1.213	01/25/35	1,185,985
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6(b)
1,486,817	4.640	05/25/34	1,484,643
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3, Class 1A5(c)
2,529,736	5.907	06/25/32	2,462,581

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-1, Class 2A2(b)
$ 4,310,762	0.893%	12/25/33	$4,024,536
Countrywide Asset-Backed Certificates Series 2004-BC5, Class M2(b)
1,214,056	1.273	10/25/34	1,210,283
Countrywide Asset-Backed Certificates Series 2005-SD2, Class M2(a)(b)
2,653,999	1.528	08/25/35	2,574,763
Countrywide Asset-Backed Certificates Series 2007-QH1, Class A1(a)(b)
758,816	0.639	02/25/37	535,203
Equifirst Mortgage Loan Trust Series 2003-2, Class 2A2(c)
447,649	4.250	09/25/33	450,974
Equity One ABS, Inc. Series 2004-2, Class AF5(c)
450,000	5.699	07/25/34	446,631
Home Partners of America Trust Seriies 2016-1, Class A(a)(b)
5,037,510	2.086	03/17/33	5,021,355
Invitation Homes Trust Series 2013-SFR1, Class A(a)(b)
3,337,913	1.586	12/17/30	3,316,720
Invitation Homes Trust Series 2015-SFR2, Class A(a)(b)
4,404,787	1.786	06/17/32	4,392,438
Irwin Home Equity Series 2005-A, Class A3(b)
1,194,205	1.193	02/25/34	1,155,983
JPMorgan Mortgage Acquisition Corp. Series 2006-CH1, Class A5(b)
3,300,000	0.663	07/25/36	3,141,215
Morgan Stanley ABS Capital I, Inc. Trust Series 2005-HE1, Class M1(b)
6,650,000	1.111	12/25/34	5,915,709
Progress Residential Trust Series 2015-SFR3, Class A(a)
3,522,000	3.067	11/12/32	3,583,021
Renaissance Home Equity Loan Trust Series 2005-3, Class AF3(c)
334,017	4.814	11/25/35	336,740
Renaissance Home Equity Loan Trust Series 2005-3, Class AF4(c)
1,125,000	5.140	11/25/35	1,068,487
Residential Asset Mortgage Products, Inc. Series 2003-RZ3, Class A6(c)
240,165	3.900	03/25/33	244,330
Residential Asset Mortgage Products, Inc. Series 2003-RZ4, Class A6(c)
2,117,482	5.990	10/25/33	2,204,775
Southern Pacific Secured Asset Corp. Series 1998-2, Class A7(c)
2,339,114	6.740	07/25/29	2,402,720
Structured Asset Investment Loan Trust Series 2003-BC5, Class M1(b)
1,147,394	1.558	06/25/33	1,111,716
Structured Asset Securities Corp. Series 2005-9XS, Class 1A3A(c)
1,148,379	5.250	06/25/35	1,154,617

The accompanying notes are an integral part of these financial statements.	9

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity – (continued)
Terwin Mortgage Trust Series 2005-16HE, Class AF2(c)
$ 226,763	4.338%	09/25/36	$232,499
Wells Fargo Home Equity Trust Series 2006-2, Class A4(b)
2,815,651	0.683	07/25/36	2,663,027

			52,320,951

Manufactured Housing – 0.2%
Green Tree Financial Corp. Series 1993-4, Class A5
50,871	7.050	01/15/19	51,801
Green Tree Financial Corp. Series 1997-3, Class A6
17,963	7.320	03/15/28	18,724
Green Tree Financial Corp. Series 1998-3, Class A5
1,628,576	6.220	03/01/30	1,713,988
Green Tree Financial Corp. Series 1998-3, Class A6(b)
203,413	6.760	03/01/30	216,632
Lehman Manufactured Housing Contract Series 2001-B, Class A3
117,238	4.350	04/15/40	118,813
Mid-State Trust Series 11, Class A1
268,430	4.864	07/15/38	285,151

			2,405,109

Other – 2.0%
FirstKey Lending Trust Series 2015-SFR1, Class A(a)
683,752	2.553	03/09/47	677,148
GreatAmerica Leasing Receivables Funding LLC Series 2016-1, Class A3(a)
3,500,000	1.730	06/20/19	3,487,957
Longtrain Leasing III LLC Series 2015-1A, Class A1(a)
5,226,391	2.980	01/15/45	5,035,347
State of Hawaii Department of Business Economic Development & Tourism Series 2014-A, Class A2
8,000,000	3.242	01/01/31	8,201,920
TAL Advantage V LLC Series 2014-3A, Class A(a)
4,291,667	3.270	11/21/39	4,041,188

			21,443,560

Student Loans – 1.6%
Navient Private Education Loan Trust Series 2015-AA, Class A2A(a)
8,000,000	2.650	12/15/28	7,886,888
Northstar Education Finance, Inc. Series 2005-1, Class A5(b)
808,104	1.384	10/30/45	781,622
SLM Student Loan Trust Series 2011-A, Class A2(a)
4,300,000	4.370	04/17/28	4,445,430
South Carolina Student Loan Corp. Series 2015-A, Class A(b)
4,729,054	1.933	01/25/36	4,294,805

			17,408,745

TOTAL ASSET-BACKED SECURITIES
(Cost $139,676,630)			$142,198,430

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 7.8%
California – 1.4%
Anaheim California Public Financing Authority Revenue Bonds Build America Bonds
$ 4,000,000	5.685%	10/01/40	$4,925,640
Hillsborough School District GO Bonds Capital Appreciation Election 2002 C(d)
10,590,000	0.000	09/01/42	2,262,977
11,420,000	0.000	09/01/43	2,249,626
Napa Valley Unified School District GO Bonds (Build America Bonds-Taxable) Series B
3,000,000	6.507	08/01/43	3,923,130
San Mateo Union High School District GO Bonds Refunding Taxable Series B
2,055,000	2.520	09/01/20	2,128,096

			15,489,469

District of Columbia – 0.5%
Metropolitan Washington D.C. Airport Authority System Revenue Bonds Series B
5,000,000	5.250	10/01/25	5,715,700

Florida – 0.2%
Inland Protection Financing Corp. Florida Revenue Bonds Build America Bonds Series 2010
2,000,000	4.700	07/01/19	2,153,640

Idaho – 0.4%
Idaho Housing & Finance Association Economic Development Revenue Bonds Taxable (Facilities Project) Series 2011
4,100,000	7.000	01/01/31	4,752,761

Illinois – 0.2%
Will County Community Consolidated School District No. 30-C Troy Township Taxable GO Series 2007 (AGM)
1,100,000	5.650	10/01/18	1,160,907
Will County Forest Preservation District GO Bonds Build America Bonds Direct Payment Series 2009
1,000,000	5.700	12/15/27	1,234,850

			2,395,757

Indiana – 0.5%
Indianapolis Multi-School Building Corp. Revenue Bonds (Refunding First Mortgage)
5,000,000	3.000	01/15/26	5,054,900

Maryland – 0.1%
Baltimore County Maryland GO Bonds Build America Bonds Consolidated Public Improvement Series B
1,000,000	5.000	11/01/23	1,107,470

Michigan – 0.3%
Cedar Springs MI Public School District GO Bonds (Taxable-Refunding) Series B
1,800,000	2.035	05/01/21	1,800,000
Utica Community Schools GO Bonds (Taxable-Qualified School Construction-Direct Payment)
1,500,000	5.875	05/01/22	1,627,365

			3,427,365

10	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – 1.1%
Curators University of Missouri System Facilities Revenue Bonds Build America Bonds
$ 2,500,000	5.792%	11/01/41	$3,417,500
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds Build America Bonds Series 2009
2,000,000	5.078	01/01/17	2,053,600
Missouri State Highways & Transit Commission State Road Revenue Bonds Build America Bonds Series 2010
2,800,000	4.820	05/01/23	3,282,888
New Liberty Hospital District Revenue Bonds Build America Bonds Series B
1,345,000	5.704	12/01/19	1,476,501
Saint Louis Special Administrative Board of The Transitional School District GO Bonds (Taxable-Refunding) (MO Direct Deposit) Series B
1,800,000	4.000	04/01/17	1,848,996

			12,079,485

Nevada – 0.3%
Clark County Nevada Sales & Excise Tax Revenue Bonds Build America Bonds Series C
2,525,000	5.100	07/01/21	2,810,123

New Jersey – 0.4%
New Jersey State Economic Development Authority Revenue Bonds (Taxable-Refunding) (School Facilities Construction) Series QQ
3,000,000	1.802	06/15/17	3,012,210
New Jersey State Higher Education Student Assistance Authority Revenue Bonds Student Loan Series 1A (AMT)
1,250,000	4.000	12/01/19	1,330,925

			4,343,135

New York – 0.6%
New York GO Build America Bonds Series 2010
2,000,000	4.908	06/01/21	2,277,040
1,055,000	5.008	06/01/22	1,216,035
New York Housing Development Corporation Multi-Family Housing Revenue Bonds Taxable Series I
2,600,000	1.921	11/01/18	2,647,372

			6,140,447

Ohio – 0.4%
Ohio State GO Build America Bonds Series 2010
2,500,000	3.000	11/01/18	2,618,250
Ohio State GO Build America Bonds Taxable Conservation Project Direct Payment Series C
1,960,000	4.471	03/01/19	2,131,519

			4,749,769

Pennsylvania – 0.4%
State Public School Building Authority Revenue Bonds (Qualified School Construction Bonds)
3,000,000	6.495	09/15/28	3,764,490

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Puerto Rico – 0.3%
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series VV
$ 1,100,000	5.500%	07/01/20	$657,261
Puerto Rico Electric Power Authority Revenue Bonds (Refunding) Series ZZ
3,400,000	5.250	07/01/18	2,059,210

			2,716,471

Rhode Island – 0.2%
Rhode Island Convention Center Authority Revenue Bonds Taxable Civic Center Series A (AGM)
2,155,000	5.810	05/15/16	2,158,319

South Carolina – 0.3%
South Carolina State Housing Finance & Development Authority Revenue Bonds Refunding Taxable PAC Series A-2 (FHA)
2,610,000	4.000	07/01/34	2,703,334

Washington – 0.2%
Seattle Municipal Light & Power Revenue Bonds Taxable Clean Renewable Energy Bonds Series C
2,000,000	3.750	06/01/33	2,032,660

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $75,564,945)			$83,595,295

Mortgage-Backed Obligations – 21.5%
Collateralized Mortgage Obligations – 14.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(b)
$ 1,472,616	2.835%	04/25/35	$1,457,957
Agate Bay Mortgage Loan Trust Series 2015-3, Class A8(a)(b)
2,312,337	3.000	04/25/45	2,348,540
Agate Bay Mortgage Loan Trust Series 2016-1, Class A5(a)(b)
6,244,541	3.500	12/25/45	6,364,067
Agate Bay Mortgage Loan Trust Series 2016-2, Class A3(a)(b)
2,047,591	3.500	03/25/46	2,083,104
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
1,543,474	6.000	02/25/34	1,633,638
Banc of America Alternative Loan Trust Series 2005-10, Class 6A1
717,339	5.500	11/25/20	720,181
Banc of America Alternative Loan Trust Series 2006-3, Class 6A1
136,984	6.000	04/25/36	138,426
Bear Stearns Alt-A Trust Series 2004-8, Class 1A(b)
2,353,607	1.133	09/25/34	2,302,907
Bear Stearns Alt-A Trust Series 2005-9, Class 25A1(b)
2,080,249	2.670	11/25/35	1,607,816
Bear Stearns Asset Backed Securities Trust Series 2003-AC7, Class A2(c)
427,927	5.750	01/25/34	439,524

The accompanying notes are an integral part of these financial statements.	11

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Citicorp Mortgage Securities, Inc. Series 2006-4, Class 3A1
$ 39,510	5.500%	08/25/21	$39,570
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2, Class 1CB2
1,055,099	6.750	08/25/34	1,068,772
Citigroup Mortgage Loan Trust, Inc. Series 2005-10, Class 1A5A(b)
795,607	2.986	12/25/35	705,133
Citigroup Mortgage Loan Trust, Inc. Series 2007-AR5, Class 1A3A(b)
322,020	3.022	04/25/37	312,292
Citigroup Mortgage Loan Trust, Inc. Series 2009-5, Class 7A1(a)(b)
950,039	0.783	07/25/36	926,769
Citigroup Mortgage Loan Trust, Inc. Series 2015-A, Class A1(a)(b)
4,881,824	3.500	06/25/58	4,976,755
Citimortgage Alternative Loan Trust Series 2006-A3, Class 2A1
122,485	5.500	07/25/36	121,790
Countrywide Alternative Loan Trust Series 2004-18CB, Class 3A1
247,406	5.250	09/25/19	248,283
Countrywide Alternative Loan Trust Series 2005-J1, Class 3A1
99,659	6.500	08/25/32	99,803
Countrywide Alternative Loan Trust Series 2007-J2, Class 2A1
286,826	6.000	07/25/37	294,502
Countrywide Home Loans Trust Series 2004-J1, Class 2A4
174,601	4.750	01/25/19	175,686
Countrywide Home Loans Trust Series 2005-27, Class 2A1
1,231,000	5.500	12/25/35	1,097,150
Countrywide Home Loans Trust Series 2005-6, Class 2A1
282,085	5.500	04/25/35	276,946
Countrywide Home Loans Trust Series 2005-7, Class 1A1(b)
1,590,637	0.973	03/25/35	1,466,434
CS First Boston Mortgage Securities Corp. Series 2003-19, Class 1A4
379,098	5.250	07/25/33	387,683
CS First Boston Mortgage Securities Corp. Series 2005-5, Class 2A9
4,834,891	5.500	07/25/35	4,908,824
EverBank Mortgage Loan Trust Series 2013-2, Class A(a)(b)
3,459,884	3.000	06/25/43	3,450,428
FHLMC REMIC PAC Series 1579, Class PM
132,548	6.700	09/15/23	149,126
FHLMC REMIC PAC Series 2103, Class TE
94,878	6.000	12/15/28	108,764
FHLMC REMIC PAC Series 2110, Class PG
465,840	6.000	01/15/29	532,330
FHLMC REMIC Series 2391, Class Z
1,262,919	6.000	12/15/31	1,442,523
FHLMC REMIC Series 2603, Class C
532,549	5.500	04/15/23	581,452

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC Series 2677, Class BC
$ 114,013	4.000%	09/15/18	$116,428
FHLMC REMIC Series 2866, Class DH
421,538	4.000	09/15/34	438,612
FHLMC REMIC Series 4272, Class DG
2,718,137	3.000	04/15/43	2,796,106
First Horizon Alternative Mortgage Securities Series 2006-RE1, Class A1
2,005,969	5.500	05/25/35	1,747,220
FNMA REMIC FNIC PAC Series 2001-45, Class WG
153,338	6.500	09/25/31	175,835
FNMA REMIC PAC Series 2003-117, Class KB
3,000,000	6.000	12/25/33	3,516,334
FNMA REMIC PAC Series 2003-14, Class AP
95,988	4.000	03/25/33	101,170
FNMA REMIC PAC Series 2004-53, Class NC
692,699	5.500	07/25/24	754,590
FNMA REMIC Series 2002-73, Class OE
241,832	5.000	11/25/17	247,157
FNMA REMIC Series 2002-82, Class XE
229,636	5.000	12/25/17	233,178
FNMA REMIC Series 2003-83, Class PG
88,815	5.000	06/25/23	92,552
FNMA Series 2003-W6, Class 2A32
167,101	6.500	09/25/42	196,006
GNMA REMIC Series 2015-94, Class AT
2,308,191	2.250	07/16/45	2,333,293
GSR Mortgage Loan Trust Series 2004-12, Class 1A1(b)
1,044,670	0.773	12/25/34	936,129
GSR Mortgage Loan Trust Series 2004-7, Class 1A1(b)
207,752	2.277	06/25/34	198,172
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(b)
227,101	1.133	06/25/34	221,083
Impac CMB Trust Series 2003-2F, Class A(b)
539,305	5.730	01/25/33	555,133
Impac CMB Trust Series 2004-4, Class 1A1(b)
1,805,622	1.073	09/25/34	1,701,065
Impac CMB Trust Series 2004-4, Class 2A2(c)
2,845,167	5.011	09/25/34	2,736,960
Impac Secured Assets Corp. Series 2004-2, Class A6(c)
131,386	5.190	08/25/34	133,702
JPMorgan Alternative Loan Trust Series 2006-S1, Class 1A16
1,659,243	6.000	03/25/36	1,366,613
JPMorgan Mortgage Trust Series 2007-A2, Class 4A2(b)
564,260	4.823	04/25/37	497,681
JPMorgan Mortgage Trust Series 2013-3, Class A3(a)
2,742,268	3.449	07/25/43	2,775,364
JPMorgan Mortgage Trust Series 2014-2, Class 1A1(a)(b)
3,296,134	3.000	06/25/29	3,376,991

12	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
JPMorgan Mortgage Trust Series 2015-6, Class A5(a)(b)
$ 4,599,023	3.500%	10/25/45	$4,686,639
Lehman XS Trust Series 2005-1, Class 1A4(b)
281,574	0.943	07/25/35	269,642
Long Beach Mortgage Loan Trust Series 2003-4, Class AV1(b)
227,322	1.053	08/25/33	203,355
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 6A1(b)
744,912	2.617	07/25/33	732,126
Master Alternative Loans Trust Series 2004-4, Class 1A1
198,920	5.500	05/25/34	198,882
Master Alternative Loans Trust Series 2004-4, Class 8A1
1,313,341	6.500	05/25/34	1,343,511
Master Alternative Loans Trust Series 2004-9, Class A6(c)
453,986	5.143	08/25/34	469,441
Master Asset Securitization Trust Series 2003-10, Class 3A1
105,745	5.500	11/25/33	105,409
Master Asset Securitization Trust Series 2003-7, Class 1A1
177,020	5.500	09/25/33	176,661
Master Asset Securitization Trust Series 2004-3, Class 5A1
6,523	6.250	01/25/32	6,585
Morgan Stanley Dean Witter Capital I Series 2003-HYB1, Class A3(b)
354,915	1.942	03/25/33	304,375
Morgan Stanley Mortgage Loan Trust Series 2005-7, Class 2A1(b)
1,466,378	5.922	11/25/35	1,430,466
Morgan Stanley Mortgage Loan Trust Series 2007-12, Class 3A22
1,304,805	6.000	08/25/37	1,155,031
NRP Mortgage Trust Series 2013-1, Class A23(a)(b)
3,208,866	3.250	07/25/43	3,268,707
Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates Series 2005-1, Class M3(b)
1,370,000	1.288	02/25/35	1,317,866
PHHMC Mortgage Pass-Through Certificates Series 2008-CIM1, Class 11A1(b)
1,484,138	2.683	05/25/38	1,413,567
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 2A1(b)
1,150,485	5.680	11/25/21	1,032,337
RBSGC Mortgage Pass-Through Certificates Series 2007-B, Class 3A1(b)
40,184	5.319	07/25/35	40,949
Residential Accredit Loans, Inc. Series 2004-QS2, Class CB
2,083,695	5.750	02/25/34	2,143,752
Residential Accredit Loans, Inc. Series 2005-QS11, Class A2(b)
326,948	0.930	07/25/35	255,315
Residential Asset Securitization Trust Series 2004-A6, Class A1
421,880	5.000	08/25/19	421,127

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Residential Funding Mortgage Securities I, Inc. Series 2005-S7, Class A5
$ 233,376	5.500%	11/25/35	$215,247
Residential Funding Mortgage Securities I, Inc. Series 2005-S9, Class A5
762,112	5.750	12/25/35	703,244
Residential Funding Mortgage Securities I, Inc. Series 2006-S12, Class 1A1
333,758	5.500	12/25/21	337,559
Sequoia Mortgage Trust Series 2004-10, Class A1A(b)
681,296	1.052	11/20/34	635,883
Sequoia Mortgage Trust Series 2012-2, Class A3(b)
2,500,000	3.500	04/25/42	2,545,628
Sequoia Mortgage Trust Series 2013-2, Class A1(b)
3,849,895	1.874	02/25/43	3,642,651
Sequoia Mortgage Trust Series 2013-6, Class A1(b)
6,434,664	2.500	05/25/43	6,269,737
Sequoia Mortgage Trust Series 2015-2, Class A10(a)(b)
2,561,262	3.500	05/25/45	2,634,660
Sequoia Mortgage Trust Series 2015-3, Class A4(a)(b)
6,082,678	3.500	07/25/45	6,176,145
Sequoia Mortgage Trust Series 2015-3, Class A5(a)(b)
4,344,770	3.000	07/25/45	4,388,570
Sequoia Mortgage Trust Series 2015-4, Class A1(a)(b)
3,741,444	3.000	11/25/30	3,810,216
Structured Adjustable Rate Mortgage Loan Trust Series 2004-14, Class 1A(b)
1,299,295	2.836	10/25/34	1,309,250
Structured Adjustable Rate Mortgage Loan Trust Series 2004-4, Class 3A4(b)
296,545	2.901	04/25/34	291,396
Structured Asset Securities Corp. Series 2003-29, Class 5A4
930,680	5.250	09/25/33	960,544
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(b)
530,754	2.811	10/25/33	520,701
Structured Asset Securities Corp. Series 2003-34A, Class 3A3(b)
873,150	3.312	11/25/33	855,326
Structured Asset Securities Corp. Series 2003-34A, Class 6A(b)
421,543	2.983	11/25/33	412,602
Structured Asset Securities Corp. Series 2004-11XS, Class 1A4B(c)
361,648	5.710	06/25/34	363,170
Structured Asset Securities Corp. Series 2005-6, Class 5A2
66,067	5.000	05/25/35	66,539
Structured Asset Securities Corp. Series 2005-6, Class 5A4
91,793	5.000	05/25/35	91,980
Towd Point Mortgage Trust Series 2015-1, Class 1A2(a)(b)
5,000,000	3.250	11/25/60	4,947,766
Towd Point Mortgage Trust Series 2015-4, Class A1B(a)(b)
8,071,132	2.750	04/25/55	8,078,796

The accompanying notes are an integral part of these financial statements.	13

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates Series 2005-4, Class 4A1
$ 514,501	5.500%	06/25/20	$499,294
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR15, Class 1A2(b)
501,363	2.736	09/25/35	485,226
Wells Fargo Mortgage Backed Securities Trust Series 2007-2, Class 3A5
426,441	5.250	03/25/37	435,062
WinWater Mortgage Loan Trust Series 2015-5, Class A5(a)(b)
4,916,429	3.500	08/20/45	5,011,709
WinWater Mortgage Loan Trust Series 2016-1, Class 1A5(a)(b)
7,599,028	3.500	01/20/46	7,812,010

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $146,197,647)			$154,191,203

Commercial Mortgage Obligations – 5.2%
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class A2
$ 5,000,000	2.962%	11/10/46	$5,147,483
Citigroup Commercial Mortgage Trust Series 2015-GC29, Class A2
5,000,000	2.674	04/10/48	5,132,754
Commercial Mortgage Pass Through Certificates Series 2013-CR12, Class A2
2,520,000	2.904	10/10/46	2,588,819
Commercial Mortgage Pass-Through Certificates Series 2014-CR14, Class A2
3,020,000	3.147	02/10/47	3,107,028
Commercial Mortgage Trust Series 2012-CR2, Class A2
723,284	2.025	08/15/45	726,602
Commercial Mortgage Trust Series 2012-CR4, Class A2
1,000,000	1.801	10/15/45	999,564
Commercial Mortgage Trust Series 2013-CR6, Class A2
2,035,000	2.122	03/10/46	2,049,124
Commercial Mortgage Trust Series 2014-CR15, Class A2
5,000,000	2.928	02/10/47	5,149,893
Commercial Mortgage Trust Series 2014-LC15, Class A2
700,000	2.840	04/10/47	721,025
JPMBB Commercial Mortgage Securities Trust Series 2014-C19, Class A2
1,500,000	3.046	04/15/47	1,553,084
JPMBB Commercial Mortgage Securities Trust Series 2015-C28, Class A2
1,915,000	2.773	10/15/48	1,970,388
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2
3,000,000	1.868	11/15/45	3,015,026
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class A2
4,000,000	2.916	02/15/47	4,114,356

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage Obligations – (continued)
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A2
$ 7,830,000	2.933%		03/15/48	$8,094,843
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C22, Class A2
5,000,000	2.739		04/15/48	5,145,259
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1, Class A1
429,688	1.524		01/10/45	429,766
WF-RBS Commercial Mortgage Trust Series 2014-C19, Class A2
2,455,000	2.895		03/15/47	2,530,088
WF-RBS Commercial Mortgage Trust Series 2014-C20, Class A2
3,500,000	3.036		05/15/47	3,624,464

TOTAL COMMERCIAL MORTGAGE OBLIGATIONS
(Cost $56,244,195)				$56,099,566

Mortgage-Backed Pass-Through Obligations – 1.9%
FHLMC
$ 2,051	8.500%		02/01/19	$2,068
10,405	8.500		03/01/21	10,525
249,143	7.000		05/01/26	291,875
3,259	7.000		10/01/30	3,269
36,064	7.500		12/01/30	45,090
64,134	7.500		01/01/31	80,622
103,073	7.000		08/01/31	123,604
1,320,493	5.000		05/01/33	1,485,030
285,656	2.479	(b)	05/01/34	301,895
309,144	2.706	(b)	01/01/36	330,666
1,871,118	4.000		06/01/42	2,022,973
4,649,191	2.752	(b)	07/01/45	4,764,351
FNMA
4,098	9.000		11/01/21	4,138
48,998	9.000		02/01/25	54,339
12,427	6.500		03/01/26	14,248
1,926,935	2.500		05/01/28	1,974,264
13,204	8.000		07/01/28	13,681
41,561	6.500		10/01/28	48,410
58,512	6.000		07/01/29	66,623
13,214	7.500		09/01/29	13,485
42,718	7.000		03/01/31	47,949
14,035	7.500		03/01/31	16,413
19,677	7.000		11/01/31	20,616
39,002	7.000		01/01/32	40,081
180,328	6.000		12/01/32	207,185
53,825	2.085	(b)	02/01/33	56,405
167,592	5.000		07/01/33	186,422
293,819	2.615	(b)	10/01/34	310,857
263,462	2.698	(b)	02/01/35	276,638
4,114,126	3.500		07/01/35	4,340,120
1,905,157	2.631	(b)	12/01/45	1,956,493

14	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – (continued)
GNMA
$ 102,044	8.000%	02/15/22	$111,024
35,791	7.500	08/20/25	41,917
177,539	7.500	07/20/26	213,725
118,223	6.500	04/15/31	135,322
214,451	6.500	05/15/31	245,467

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $19,293,608)			$19,857,790

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $221,735,450)			$230,148,559

Corporate Obligations – 45.4%
Aerospace/Defense – 0.3%
Goodrich Corp.
$ 1,000,000	4.875%	03/01/20	$1,107,513
United Technologies Corp.
2,000,000	5.700	04/15/40	2,536,542

			3,644,055

Auto Manufacturers – 0.4%
General Motors Co.
2,000,000	5.000	04/01/35	1,999,384
Hyundai Capital America(a)
2,900,000	2.550	02/06/19	2,929,116

			4,928,500

Beverages – 0.6%
Anheuser-Busch Cos., LLC
4,609,000	6.800	08/20/32	5,963,788
Anheuser-Busch InBev Worldwide, Inc.
500,000	7.750	01/15/19	582,252

			6,546,040

Cable TV – 0.1%
Comcast Corp.
1,250,000	6.400	05/15/38	1,680,225

Chemicals – 0.6%
FMC Corp.
3,000,000	5.200	12/15/19	3,213,756
Praxair, Inc.
2,740,000	3.200	01/30/26	2,907,707

			6,121,463

Commercial Banks – 4.6%
Citizens Bank NA
3,000,000	2.450	12/04/19	3,022,221
Commonwealth Bank of Australia(a)
3,400,000	2.250	03/16/17	3,435,948
Cooperatieve Rabobank UA/NY
4,510,000	2.250	01/14/19	4,591,058

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Commercial Banks – (continued)
Credit Suisse New York
$ 3,000,000	3.000%	10/29/21	$3,063,534
Deutsche Bank AG
2,000,000	3.125	01/13/21	2,007,660
HSBC USA, Inc.
1,052,000	9.300	06/01/21	1,322,997
Huntington Bancshares, Inc.
1,850,000	3.150	03/14/21	1,895,714
KeyBank NA
5,500,000	2.250	03/16/20	5,492,949
Lloyds Bank PLC
1,640,000	6.375	01/21/21	1,922,413
Manufacturers & Traders Trust Co.
5,840,000	2.250	07/25/19	5,917,310
PNC Bank NA
1,900,000	6.875	04/01/18	2,086,084
2,500,000	2.950	01/30/23	2,518,180
U.S. Bancorp
2,050,000	3.600	09/11/24	2,162,744
UBS AG
7,161,000	7.375	06/15/17	7,604,681
Wells Fargo Bank NA
2,000,000	6.180	02/15/36	2,345,488

			49,388,981

Commercial Services – 1.1%
Community Health Network, Inc.
2,225,000	4.237	05/01/25	2,347,006
Henry J. Kaiser Family Foundation
6,250,000	3.356	12/01/25	6,402,631
Northwestern University
1,000,000	4.643	12/01/44	1,208,407
The ADT Corp.
2,000,000	2.250	07/15/17	2,025,000

			11,983,044

Communications Equipment – 0.6%
Cisco Systems, Inc.
2,700,000	4.450	01/15/20	2,985,044
2,000,000	2.450	06/15/20	2,077,190
Juniper Networks, Inc.
1,220,000	3.300	06/15/20	1,246,278

			6,308,512

Computer Services – 0.0%
International Business Machines Corp.
300,000	5.700	09/14/17	319,439

Consumer Services – 0.1%
Kimberly-Clark Corp.
1,000,000	2.750	02/15/26	1,026,611

Diversified Manufacturing – 0.2%
Parker-Hannifin Corp.
2,000,000	3.500	09/15/22	2,146,070

The accompanying notes are an integral part of these financial statements.	15

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Electric – 1.7%
Duke Energy Progress LLC
$ 2,000,000	2.800%	05/15/22	$2,075,424
Emerson Electric Co.
1,000,000	6.125	04/15/39	1,318,070
Maxim Integrated Products, Inc.
5,016,000	3.375	03/15/23	5,100,876
Ohio Power Co.
2,870,000	5.850	10/01/35	3,427,661
PacifiCorp
2,000,000	3.850	06/15/21	2,187,260
1,900,000	6.100	08/01/36	2,444,909
Southern California Edison Co.
1,000,000	5.550	01/15/37	1,259,884
The Connecticut Light & Power Co.
415,000	5.650	05/01/18	450,620

			18,264,704

Financial – 8.7%
Abbey National Treasury Services PLC
1,000,000	3.050	08/23/18	1,031,105
Air Lease Corp.
3,000,000	3.375	01/15/19	3,024,990
1,175,000	3.875	04/01/21	1,195,563
American Express Credit Corp.
4,700,000	2.250	08/15/19	4,779,585
American Honda Finance Corp.(a)
1,800,000	1.500	09/11/17	1,809,070
Bank of America Corp.
1,310,000	2.625	04/19/21	1,318,738
2,000,000	5.700	01/24/22	2,298,208
3,000,000	3.875	08/01/25	3,115,350
Bank One Corp.(c)
1,000,000	8.530	03/01/19	1,169,727
BlackRock, Inc.
5,000,000	4.250	05/24/21	5,513,555
Blackstone Holdings Finance Co. LLC(a)
1,000,000	6.625	08/15/19	1,145,408
3,000,000	5.875	03/15/21	3,480,975
Caterpillar Financial Services Corp.
2,300,000	2.100	06/09/19	2,356,242
CDP Financial, Inc.(a)
1,000,000	3.150	07/24/24	1,047,459
Citigroup, Inc.
2,500,000	2.500	07/29/19	2,542,000
3,000,000	5.500	09/13/25	3,323,469
CME Group, Inc.
1,685,000	3.000	09/15/22	1,770,991
Ford Motor Credit Co. LLC
1,000,000	6.625	08/15/17	1,064,067
1,725,000	3.336	03/18/21	1,786,519
2,500,000	4.134	08/04/25	2,648,827

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Financial – (continued)
Franklin Resources, Inc.
$ 5,000,000	2.850%		03/30/25	$5,029,950
General Electric Co.(b)
150,000	0.943		12/20/16	149,927
1,894,000	5.000		12/29/49	1,967,392
General Motors Financial Co., Inc.
2,000,000	4.200		03/01/21	2,107,688
Invesco Finance PLC
6,509,000	3.125		11/30/22	6,698,809
JPMorgan Chase & Co.
300,000	6.000		01/15/18	322,317
1,600,000	2.250		01/23/20	1,611,715
2,000,000	4.350		08/15/21	2,189,342
150,000	1.636	(b)	04/26/23	147,472
Legg Mason, Inc.
3,895,000	5.625		01/15/44	3,879,307
Morgan Stanley & Co.
4,375,000	4.100		05/22/23	4,523,304
National Rural Utilities Cooperative Finance Corp.
5,000,000	2.000		01/27/20	5,054,330
PNC Financial Services Group, Inc.(b)
2,500,000	6.750		12/31/49	2,765,625
The Charles Schwab Corp.
2,500,000	1.500		03/10/18	2,512,640
2,500,000	3.225		09/01/22	2,614,675
Toyota Motor Credit Corp.
1,000,000	2.000		10/24/18	1,018,456
Wells Fargo & Co.
2,500,000	4.100		06/03/26	2,629,910
1,500,000	4.650		11/04/44	1,554,846

				93,199,553

Food – 0.9%
Campbell Soup Co.
235,000	3.050		07/15/17	240,713
Danone SA(a)
2,700,000	3.000		06/15/22	2,777,833
PepsiCo, Inc.
2,190,000	4.450		04/14/46	2,444,303
Pernod-Ricard SA(a)
3,500,000	5.750		04/07/21	3,981,845

				9,444,694

Hardware – 1.0%
Intel Corp.
400,000	2.450		07/29/20	413,644
5,000,000	3.100		07/29/22	5,306,730
Xilinx, Inc.
4,425,000	3.000		03/15/21	4,618,315

				10,338,689

16	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Technology – 0.2%
Amgen, Inc.
$ 1,295,000	6.400%	02/01/39	$1,672,270
Gilead Sciences, Inc.
300,000	3.050	12/01/16	303,902

			1,976,172

Healthcare-Products – 0.2%
Medtronic, Inc.
1,875,000	3.150	03/15/22	1,996,159

Healthcare-Services – 0.8%
Laboratory Corp. of America Holdings
100,000	3.125	05/15/16	100,050
Mayo Clinic
2,600,000	3.774	11/15/43	2,562,232
Mission Health System, Inc.
5,710,000	3.033	10/01/22	5,658,759
UnitedHealth Group, Inc.
250,000	1.400	10/15/17	251,171

			8,572,212

Household Products – 0.2%
Leggett & Platt, Inc.
2,200,000	3.800	11/15/24	2,256,549

Industrial – 0.6%
Joy Global, Inc.
2,860,000	5.125	10/15/21	2,588,300
Receipts on Corporate Securities Trust NSC-1998-1
540,911	6.375	05/15/17	549,264
Rockwell Automation, Inc.
2,850,000	2.050	03/01/20	2,882,729

			6,020,293

Insurance – 3.8%
American International Group, Inc.
2,000,000	3.750	07/10/25	2,026,652
Assured Guaranty US Holdings, Inc.
1,500,000	5.000	07/01/24	1,596,264
Berkshire Hathaway Finance Corp.
5,000,000	3.000	05/15/22	5,249,920
CNA Financial Corp.
2,215,000	7.350	11/15/19	2,556,298
Genworth Financial, Inc.
2,000,000	7.625	09/24/21	1,680,000
Guardian Life Global Funding(a)
2,000,000	2.000	04/26/21	2,004,820
Liberty Mutual Group, Inc.(a)
1,110,000	4.250	06/15/23	1,162,997
MassMutual Global Funding II(a)
2,000,000	2.100	08/02/18	2,027,770
2,400,000	2.000	04/15/21	2,408,969
MetLife, Inc.
2,055,000	10.750	08/01/69	3,133,875

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Insurance – (continued)
New York Life Global Funding(a)
$ 3,000,000	2.000%	04/13/21	$3,011,091
PartnerRe Finance B LLC
525,000	5.500	06/01/20	575,946
Principal Life Global Funding II(a)
2,000,000	2.200	04/08/20	2,007,336
Prudential Financial, Inc.(b)
2,000,000	5.875	09/15/42	2,161,500
Reinsurance Group of America, Inc.
2,000,000	6.450	11/15/19	2,256,412
2,100,000	5.000	06/01/21	2,282,694
Sirius International Group Ltd.(a)
1,269,000	6.375	03/20/17	1,306,133
Travelers Property Casualty Corp.
2,493,000	7.750	04/15/26	3,297,631

			40,746,308

Media – 0.8%
21st Century Fox America, Inc.
1,000,000	7.125	04/08/28	1,265,805
CBS Corp.
2,500,000	7.875	09/01/23	3,115,205
Time Warner, Inc.
4,380,000	3.600	07/15/25	4,575,256

			8,956,266

Metals & Mining – 1.2%
Freeport-McMoRan Copper & Gold, Inc.
1,000,000	2.375	03/15/18	960,000
Glencore Funding LLC(a)
3,000,000	2.500	01/15/19	2,865,000
Rio Tinto Finance USA Ltd.
3,000,000	5.200	11/02/40	3,274,134
The Timken Co.
2,000,000	3.875	09/01/24	1,978,182
2,750,000	6.875	05/08/28	3,374,121

			12,451,437

Oil & Gas – 3.8%
Apache Corp.
2,835,000	5.100	09/01/40	2,834,255
1,360,000	7.375	08/15/47	1,734,745
BP Capital Markets PLC
3,835,000	3.245	05/06/22	3,951,189
3,250,000	2.750	05/10/23	3,246,701
Energen Corp.
2,000,000	4.625	09/01/21	1,860,000
Exxon Mobil Corp.
3,000,000	2.726	03/01/23	3,070,194
Halliburton Co.
5,000,000	5.000	11/15/45	5,122,100
Hess Corp.
2,115,000	7.875	10/01/29	2,395,635

The accompanying notes are an integral part of these financial statements.	17

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Oil & Gas – (continued)
HollyFrontier Corp.
$ 3,850,000	5.875%	04/01/26	$3,934,673
Marathon Oil Corp.
2,000,000	2.700	06/01/20	1,863,426
Marathon Petroleum Corp.
2,000,000	2.700	12/14/18	2,036,394
Phillips 66
3,000,000	4.650	11/15/34	3,162,912
Rowan Cos., Inc.
1,000,000	4.750	01/15/24	792,576
Statoil ASA
2,360,000	2.250	11/08/19	2,408,703
Tosco Corp.
2,095,000	8.125	02/15/30	2,687,697

			41,101,200

Pharmaceuticals – 1.2%
Actavis Funding SCS
2,000,000	2.450	06/15/19	2,020,276
AstraZeneca PLC
500,000	5.900	09/15/17	532,258
3,000,000	1.950	09/18/19	3,041,406
Bayer US Finance LLC(a)
2,000,000	2.375	10/08/19	2,057,564
Johnson & Johnson
400,000	5.150	07/15/18	436,307
Pfizer, Inc.
2,900,000	7.200	03/15/39	4,278,886
Pharmacia LLC
475,000	6.500	12/01/18	536,385

			12,903,082

Pipelines – 2.2%
Buckeye Partners LP
2,000,000	4.150	07/01/23	1,896,988
DCP Midstream LLC
3,397,000	8.125	08/16/30	3,269,613
DCP Midstream Operating LP
3,000,000	3.875	03/15/23	2,647,500
Energy Transfer Partners LP
3,000,000	4.900	03/15/35	2,579,022
Kinder Morgan Energy Partners LP
4,175,000	5.800	03/15/35	3,856,176
ONEOK Partners LP
875,000	8.625	03/01/19	975,389
Tennessee Gas Pipeline Co. LLC
628,000	8.375	06/15/32	700,435
1,450,000	7.625	04/01/37	1,514,961
TransCanada Pipelines Ltd.
2,500,000	4.875	01/15/26	2,749,330
Williams Partners LP
3,390,000	4.500	11/15/23	3,056,983

			23,246,397

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Process Industries – 0.4%
International Paper Co.
$ 2,925,000	8.700%	06/15/38	$4,110,944

Real Estate – 3.8%
CBRE Services, Inc.
4,700,000	4.875	03/01/26	4,825,734
Columbia Property Trust Operating Partnership LP
2,485,000	4.150	04/01/25	2,508,096
Digital Realty Trust LP
3,230,000	3.950	07/01/22	3,302,520
Hospitality Properties Trust
1,685,000	4.650	03/15/24	1,665,351
Mid-America Apartments LP
1,860,000	4.300	10/15/23	1,972,184
National Retail Properties, Inc.
1,000,000	3.900	06/15/24	1,031,522
Piedmont Operating Partnership LP
1,290,000	3.400	06/01/23	1,245,154
2,800,000	4.450	03/15/24	2,830,540
Post Apartment Homes LP
1,500,000	3.375	12/01/22	1,492,956
Select Income REIT
3,000,000	4.150	02/01/22	2,990,823
Simon Property Group LP
2,815,000	3.750	02/01/24	3,048,558
UDR, Inc.
2,640,000	3.750	07/01/24	2,750,278
Ventas Realty LP
2,910,000	3.500	02/01/25	2,897,059
Washington Real Estate Investment Trust
1,580,000	3.950	10/15/22	1,590,915
Weingarten Realty Investors
1,000,000	3.850	06/01/25	994,739
Welltower, Inc.
2,450,000	4.250	04/01/26	2,547,848
WP Carey, Inc.
2,000,000	4.600	04/01/24	2,022,006
1,575,000	4.000	02/01/25	1,511,765

			41,228,048

Retail – 0.9%
CVS Pass-Through Trust(a)
3,120,340	7.507	01/10/32	3,749,016
O’Reilly Automotive, Inc.
1,000,000	3.800	09/01/22	1,056,536
Ralph Lauren Corp.
2,800,000	2.625	08/18/20	2,887,044
Wal-Mart Stores, Inc.
1,250,000	6.200	04/15/38	1,706,991

			9,399,587

18	The accompanying notes are an integral part of these financial statements.

COMMERCE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Software – 0.1%
Adobe Systems, Inc.
$ 563,000	4.750%	02/01/20	$621,439

Sovereign Agency – 0.2%
Resolution Funding Corp.
1,500,000	8.125	10/15/19	1,841,934

Telecommunications – 1.4%
AT&T, Inc.
4,000,000	4.800	06/15/44	4,027,040
Bellsouth Capital Funding Corp.
2,465,000	7.875	02/15/30	3,060,803
SBA Tower Trust(a)
3,240,000	5.101	04/15/42	3,259,121
Verizon Communications, Inc.
4,630,000	4.150	03/15/24	5,021,980

			15,368,944

Transportation – 0.2%
Burlington Northern Santa Fe LLC
1,220,000	4.950	09/15/41	1,412,909
Union Pacific Corp.
500,000	4.750	09/15/41	570,936

			1,983,845

Utilities – 1.9%
Arizona Public Service Co.
2,150,000	6.875	08/01/36	2,882,511
Commonwealth Edison Co.
1,645,000	6.450	01/15/38	2,254,479
Entergy Louisiana LLC
3,000,000	3.780	04/01/25	3,232,068
Gulf Power Co.
1,250,000	4.550	10/01/44	1,288,881
KeySpan Corp.
3,375,000	8.000	11/15/30	4,636,292
Louisville Gas & Electric Co.
1,850,000	4.650	11/15/43	2,112,128
Pacific Gas & Electric Co.
2,000,000	6.350	02/15/38	2,652,278
PPL Electric Utilities Corp.
1,025,000	4.750	07/15/43	1,154,340

			20,212,977

Yankee – 0.6%
Brookfield Asset Management, Inc.
2,000,000	4.000	01/15/25	2,027,094
Canadian National Railway Co.
1,190,000	6.200	06/01/36	1,588,174
Canadian Pacific Railway Co.
2,575,000	4.800	08/01/45	2,805,818

			6,421,086

TOTAL CORPORATE OBLIGATIONS
(Cost $477,449,701)			$486,755,459

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligation – 0.0%
Sovereign – 0.0%
Ontario Province of Canada
$ 245,000	1.650%	09/27/19	$246,074
(Cost $236,972)

U.S. Government Agency Obligations – 3.4%
FFCB
$ 150,000	1.290%	09/25/18	$150,001
350,000	1.420	10/22/19	350,001
2,860,000	5.190	04/22/21	3,352,337
FHLB
2,650,000	7.125	02/15/30	3,980,615
FHLMC
2,500,000	5.000	02/16/17	2,585,700
5,500,000	5.500	08/23/17	5,841,286
3,000,000	4.875	06/13/18	3,251,106
FNMA
4,500,000	5.000	02/13/17	4,652,163
3,000,000	5.000	05/11/17	3,131,973
6,000,000	5.375	06/12/17	6,310,464
Tennessee Valley Authority
1,546,990	4.929	01/15/21	1,678,484
836,491	5.131	01/15/21	909,684

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $37,108,601)			$36,193,814

U.S. Treasury Obligations – 4.4%
United States Treasury Bonds
$ 3,000,000	3.500%	02/15/39	$3,542,109
3,000,000	2.750	08/15/42	3,075,819
10,000,000	2.750	11/15/42	10,229,300
United States Treasury Inflation Protected Securities
302,734	0.125	04/15/17	305,545
369,259	0.125	04/15/18	375,466
United States Treasury Notes
2,000,000	2.750	11/30/16	2,026,172
10,000,000	0.750	12/31/17	10,001,170
6,000,000	1.375	09/30/18	6,075,702
8,000,000	2.125	08/31/20	8,305,312
3,000,000	1.750	10/31/20	3,065,859

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $39,114,051)			$47,002,454

Shares	Description		Value
Investment Company – 0.5%
Vanguard Long-Term Investment Grade Fund Admiral Shares
506,527			$5,364,124
(Cost $3,961,043)

The accompanying notes are an integral part of these financial statements.	19

COMMERCE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 2.9%
Repurchase Agreement – 2.9%
State Street Bank & Trust Co.
$31,348,000	0.010%	05/02/16	$31,348,000
Maturity Value: $31,348,000
(Cost $31,348,000)

TOTAL INVESTMENTS – 99.2%
(Cost $1,026,195,393)			$1,062,852,209

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			8,951,779

NET ASSETS – 100.0%			$1,071,803,988

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $208,447,512, which represents approximately 19.5% of net assets as of April 30, 2016.

(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2016.

(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2016. Maturity date disclosed is the ultimate maturity.

(d)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(e)	Repurchase agreement was entered into on April 29, 2016. This agreement was fully collateralized by $30,650,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $31,977,789.

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
FFCB	—Federal Farm Credit Bank
FHA	—Insured by Federal Housing Administration
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNIC	—Financial Network Investment Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
PAC	—Planned Amortization Class
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

PORTFOLIO COMPOSITION

	AS OF 4/30/2016	AS OF 10/31/15

Corporate Obligations	45.4%	47.3%
Collateralized Mortgage Obligations	14.4	12.8
Asset-Backed Securities	13.3	13.7
Municipal Bond Obligations	7.8	9.2
Commercial Mortgage Obligations	5.2	5.9
U.S. Treasury Obligations	4.4	3.7
U.S. Government Agency Obligations	3.4	3.8
Mortgage-Backed Pass-Through Obligations	1.9	1.7
Investment Company	0.5	0.5
Short-term Investment	2.9	1.0

TOTAL INVESTMENTS	99.2%	99.6%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

20	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – 2.8%
Commercial — 0.0%
Small Business Administration Series 2006-P10B, Class 1
$ 4,526	5.681%	08/10/16	$4,577

Home Equity(a) – 2.8%
Argent Securities, Inc. Series 2004-W5, Class AV3B
1,495,163	1.333	04/25/34	1,362,148
Countrywide Asset-Backed Certificates Series 2004-6, Class 2A4
516,654	1.333	11/25/34	502,256
Lehman XS Trust Series 2005-7N, Class 1A1A
201,639	0.703	12/25/35	168,734
Morgan Stanley Capital, Inc. Series 2002-HE3, Class A2
383,537	1.513	03/25/33	375,037
Terwin Mortgage Trust Series 2004-7HE, Class A3(b)
238,525	1.833	07/25/34	224,201
Terwin Mortgage Trust Series 2004-9HE, Class A1(b)
149,697	1.233	09/25/34	139,896

			2,772,272

TOTAL ASSET-BACKED SECURITIES
(Cost $2,519,596)			$2,776,849

Mortgage-Backed Obligations – 24.2%
Collateralized Mortgage Obligations – 15.4%
Adjustable Rate Mortgage Trust Series 2004-5, Class 3A1(a)
$ 211,075	2.835%	04/25/35	$208,974
American Home Mortgage Investment Trust Series 2004-4, Class 5A(a)
1,238,383	2.881	02/25/45	1,239,409
Banc of America Alternative Loan Trust Series 2004-1, Class 1A1
168,319	6.000	02/25/34	178,151
Banc of America Mortgage Securities, Inc. Series 2003-J, Class 2A1(a)
324,369	3.033	11/25/33	322,463
Bank of America Funding Corp. Series 2004-A, Class 1A3(a)
13,978	2.746	09/20/34	13,797
Bear Stearns Adjustable Rate Mortgage Trust Series 2004-9, Class 24A1(a)
96,492	3.211	11/25/34	93,778
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB3, Class 1A(a)
94,265	2.718	09/25/34	93,285
Countrywide Alternative Loan Trust Series 2004-29CB, Class A7
87,021	5.375	01/25/35	87,902
FHLMC REMIC PAC Series 023, Class PK
144,774	6.000	11/25/23	158,758
FHLMC REMIC PAC Series 159, Class H
8,597	4.500	09/15/21	8,951
FHLMC REMIC PAC Series 2022, Class PE
27,812	6.500	01/15/28	31,854

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
FHLMC REMIC PAC Series 2109, Class PE
$ 63,958	6.000%	12/15/28	$72,821
FHLMC REMIC PAC Series 2345, Class PQ
483	6.500	08/15/16	491
FHLMC REMIC Series 2830, Class DA
13,990	5.000	07/15/19	14,598
FHLMC REMIC Series 2972, Class CA
16,877	4.500	05/15/20	17,204
FHLMC REMIC Series 3816, Class HA
1,074,562	3.500	11/15/25	1,160,912
FHLMC REMIC Series 3968, Class AT
108,406	3.500	03/15/38	109,400
First Horizon Mortgage Pass-Through Trust Series 2003-AR3, Class 2A1(a)
586,390	2.684	09/25/33	583,736
FNMA REMIC PAC Series 1992, Class 89 Principal-Only Stripped Security(c)
9,451	0.000	06/25/22	9,111
FNMA REMIC PAC Series 1992-129, Class L
54,913	6.000	07/25/22	59,243
FNMA REMIC PAC Series 2001-71, Class MB
4,908	6.000	12/25/16	4,988
FNMA REMIC PAC Series 2003-117, Class KB
556,000	6.000	12/25/33	651,694
FNMA REMIC PAC Series 2003-14, Class AP
129,060	4.000	03/25/33	136,027
FNMA REMIC Series 1991-137, Class H
23,734	7.000	10/25/21	25,866
FNMA REMIC Series 1993-182, Class FA(a)
10,703	1.120	09/25/23	10,738
GNMA REMIC Series 2009-65, Class AF
184,083	4.000	07/20/39	195,340
GNMA REMIC Series 2010-115, Class QJ
265,823	3.500	11/20/38	275,621
GNMA REMIC Series 2010-14, Class PA
133,671	3.000	02/20/40	137,450
GNMA REMIC Series 2010-89, Class GL
650,382	4.000	05/20/39	673,005
GNMA REMIC Series 2015-94, Class AT
1,031,151	2.250	07/16/45	1,042,365
GSR Mortgage Loan Trust Series 2003-6F, Class A1
68,990	3.000	09/25/32	67,579
GSR Mortgage Loan Trust Series 2004-6F, Class 5A1
60,753	5.500	03/25/19	61,728
GSR Mortgage Loan Trust Series 2005-AR3, Class 2A1(a)
422,787	0.873	05/25/35	383,248
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4(a)
977,196	3.012	01/25/36	893,086
Homestar Mortgage Acceptance Corp. Series 2004-2, Class AV1(a)
833,696	1.133	06/25/34	811,603

The accompanying notes are an integral part of these financial statements.	21

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Impac CMB Trust Series 2003-2F, Class A(a)
$ 333,856	5.730%	01/25/33	$343,654
Impac CMB Trust Series 2003-8, Class 2A1(a)
131,902	1.333	10/25/33	125,503
Impac CMB Trust Series 2004-7, Class 1A1(a)
115,319	1.173	11/25/34	107,518
Impac CMB Trust Series 2005-2, Class 2A2(a)
146,844	1.233	04/25/35	132,725
Impac Secured Assets Corp. Series 2006-1, Class 2A1(a)
878,583	0.783	05/25/36	786,340
Indymac Index Mortgage Loan Trust Series 2004-AR6, Class 6A1(a)
159,222	2.938	10/25/34	151,455
Master Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1(a)
209,399	2.852	04/21/34	209,349
Master Alternative Loans Trust Series 2004-9, Class A6(d)
96,300	5.143	08/25/34	99,578
Master Asset Securitization Trust Series 2004-3, Class 5A1
3,102	6.250	01/25/32	3,132
MortgageIT Trust Series 2005-1, Class 1A1(a)
1,326,591	1.073	02/25/35	1,258,003
MortgageIT Trust Series 2005-1, Class 1A2(a)
1,141,062	1.213	02/25/35	1,060,480
Residential Accredit Loans, Inc. Series 2004-QA4, Class NB21(a)
49,163	3.371	09/25/34	48,110
Residential Accredit Loans, Inc. Series 2004-QS5, Class A5
54,319	4.750	04/25/34	54,862
Residential Funding Mortgage Securities Corp. Series 2004-S4, Class 2A6
148,961	4.500	04/25/19	149,631
Securitized Asset Sales, Inc. Series 1993-7, Class TA6
9,296	6.250	12/25/23	9,426
Sequoia Mortgage Trust Series 10, Class 1A(a)
65,254	1.239	10/20/27	63,581
Sequoia Mortgage Trust Series 2003-2, Class A1(a)
142,714	1.092	06/20/33	135,121
Structured Asset Securities Corp. Series 2003-31A, Class 2A7(a)
481,486	2.811	10/25/33	472,365
Vendee Mortgage Trust Series 1996-2, Class 1Z
112,212	6.750	06/15/26	129,138
Washington Mutual MSC Mortgage Pass-Through Series 2003-MS8, Class 2A1
33,749	5.000	05/25/18	34,164
Wells Fargo Alternative Loan Trust Series 2003-1, Class 2A1
75,666	5.750	09/25/18	75,994

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $14,122,457)			$15,285,305

Principal Amount	Interest Rate		Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Mortgage-Backed Pass-Through Obligations – 8.8%
FHLMC
$ 6,620	5.500%		08/01/17	$6,733
24,452	6.000		10/01/23	27,683
47,513	5.000		05/01/27	52,184
692,904	2.500		04/01/28	710,250
938,515	2.752	(a)	07/01/45	961,762
FNMA
583	6.000		07/01/16	584
48,216	5.500		05/01/19	50,028
47,064	5.500		06/01/20	48,702
337	9.000		07/01/24	339
1,266,610	2.500		03/01/28	1,297,732
2,139,841	2.500		05/01/28	2,192,212
759,774	2.500		01/01/30	775,925
5,963	7.000		11/01/31	6,247
238,595	6.000		07/01/33	272,858
157,056	2.539	(a)	02/01/34	167,204
137,006	2.615	(a)	10/01/34	144,951
945,776	3.500		08/01/35	997,729
969,546	2.631	(a)	12/01/45	995,671
GNMA(a)
196	2.000		11/20/24	202
493	3.000		12/20/24	514
7,642	1.750		04/20/26	7,907
6,552	1.875		08/20/26	6,692
8,514	1.750		01/20/28	8,797

TOTAL MORTGAGE-BACKED PASS-THROUGH OBLIGATIONS
(Cost $8,664,245)				$8,732,906

TOTAL MORTGAGE-BACKED OBLIGATIONS
(Cost $22,786,702)				$24,018,211

U.S. Government Agency Obligations – 45.7%
FFCB
$1,000,000	0.690%		05/16/17	$998,043
1,000,000	1.400		04/13/20	999,283
FHLB
1,000,000	0.580		01/09/17	999,457
3,250,000	4.875		05/17/17	3,390,543
1,500,000	1.125		04/25/18	1,509,779
2,500,000	2.000		09/13/19	2,572,917
1,000,000	4.125		12/13/19	1,103,786
1,000,000	1.000	(d)	02/27/20	1,000,796
1,500,000	1.375		02/18/21	1,500,021
FHLMC
1,000,000	1.000		03/08/17	1,003,132
2,000,000	1.250		05/12/17	2,011,818
1,000,000	1.000		06/29/17	1,002,550
1,150,000	1.000		07/28/17	1,154,281
1,000,000	0.750		04/09/18	998,657
2,000,000	1.750		05/30/19	2,043,530
1,500,000	1.250		08/01/19	1,508,391

22	The accompanying notes are an integral part of these financial statements.

COMMERCE SHORT-TERM GOVERNMENT FUND

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Government Agency Obligations — (continued)
FHLMC – (continued)
$1,000,000	1.250%	10/02/19	$1,004,980
900,000	1.000 (d)	04/13/20	899,247
FNMA
1,000,000	1.125	04/27/17	1,004,482
1,200,000	1.000	09/20/17	1,204,488
1,200,000	0.875	10/26/17	1,201,985
1,000,000	0.875	12/20/17	1,001,122
1,000,000	0.875	02/08/18	1,000,746
1,500,000	1.150	05/18/18	1,500,078
1,000,000	1.150	11/23/18	1,001,668
1,750,000	1.625	11/27/18	1,779,937
1,000,000	1.125	12/14/18	1,004,426
1,000,000	1.500	01/30/19	1,005,079
2,000,000	1.875	02/19/19	2,046,974
1,500,000	1.750	11/26/19	1,531,788
1,000,000	2.000	12/30/19	1,005,839
1,000,000	1.625	01/21/20	1,017,223
1,000,000	1.500	06/22/20	1,010,098
1,000,000	1.750	11/20/20	1,017,018
389,000	2.500	12/27/24	389,015

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost $45,195,890)			$45,423,177

U.S. Treasury Obligations – 22.2%
United States Treasury Inflation Protected Securities
$1,025,720	0.125%	04/15/18	$1,042,962
879,632	1.375	07/15/18	926,523
883,480	2.125	01/15/19	951,777
1,011,880	0.125	04/15/19	1,033,632
1,425,398	1.375	01/15/20	1,523,728
1,012,490	0.125	04/15/20	1,033,821
1,029,696	1.125	01/15/21	1,100,353
United States Treasury Notes
3,000,000	0.750	03/31/18	2,999,415
2,000,000	1.375	06/30/18	2,024,532
1,000,000	1.375	02/28/19	1,013,203
1,500,000	1.250	04/30/19	1,514,414
1,000,000	1.000	09/30/19	999,453
1,000,000	1.500	10/31/19	1,015,625
1,000,000	1.125	12/31/19	1,001,523
1,000,000	1.625	06/30/20	1,017,617
2,750,000	2.250	03/31/21	2,874,608

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $21,685,810)			$22,073,186

Principal Amount	Interest Rate	Maturity Date	Value
Short-Term Investments(e) – 4.9%
Repurchase Agreement – 4.9%
State Street Bank & Trust Co.
$4,861,000	0.010%	05/02/16	$4,861,000
Maturity Value: $4,861,000
(Cost $4,861,000)

TOTAL INVESTMENTS – 99.8%
(Cost $97,048,998)			$99,152,423

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%			169,342

NET ASSETS – 100.0%			$99,321,765

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2016.
(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounted to $364,097, which represents approximately 0.4% of net assets as of April 30, 2016.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of April 30, 2016. Maturity date disclosed is the ultimate maturity.
(e)	Repurchase agreement was entered into on April 29, 2016. This agreement was fully collateralized by $4,755,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $4,960,991.

Investment Abbreviations:
FFCB	—Federal Farm Credit Bank
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
MSC	—Mortgage Securities Corp.
PAC	—Planned Amortization Class
REMIC	—Real Estate Mortgage Investment Conduit

The accompanying notes are an integral part of these financial statements.	23

COMMERCE SHORT-TERM GOVERNMENT FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

PORTFOLIO COMPOSITION

	AS OF 4/30/2016	AS OF 10/31/15

U.S. Government Agency Obligations	45.7%	49.4%
U.S. Treasury Obligations	22.2	18.6
Collateralized Mortgage Obligations	15.4	16.9
Mortgage-Backed Pass-Through Obligations	8.8	7.9
Asset-Backed Securities	2.8	3.3
Short-term Investment	4.9	3.6

TOTAL INVESTMENTS	99.8%	99.7%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The Fund is actively managed and, as such, its composition may differ over time.

24	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – 95.2%
Alabama – 1.1%
Shelby County AL Board of Education Special Tax School Warrants (Refunding) Series 2016 (A+/Aa3)
$ 2,250,000	4.000%		02/01/29	$2,521,530
1,000,000	4.000		02/01/30	1,113,390

				3,634,920

Alaska – 0.7%
Alaska Industrial Development & Export Authority Revenue Bonds (Providence Health & Services) Series H (NR/Aa3)
70,000	5.000	(a)	10/01/16	71,292
1,445,000	5.000		10/01/22	1,473,293
Alaska Municipal Bond Bank Authority Revenue Bonds Series B (AMT) (AA/NR)
450,000	5.000		03/01/27	550,957

				2,095,542

Arizona – 4.9%
Arizona Health Facilities Authority Healthcare & Education Facilities Revenue Bonds (Kirksville College) (A-/NR)
700,000	4.700		01/01/21	779,436
750,000	4.750		01/01/22	834,742
1,000,000	5.000		01/01/25	1,124,500
Glendale AZ Industrial Development Authority Revenue Bonds (Midwestern University) (A-/NR)
1,500,000	5.000		05/15/30	1,693,290
Pima County AZ Regional Transportation Excise Tax Revenue Bonds (Pima County Regional Transportation Fund) (AA+/NR)
1,000,000	5.000		06/01/22	1,211,540
1,000,000	5.000		06/01/23	1,236,360
Pinal County AZ Unified School District No.1 Florence GO Bonds (School Improvement Project of 2006) Series C (A/NR)
335,000	5.000		07/01/18	361,291
350,000	5.000		07/01/19	379,421
1,100,000	5.125		07/01/22	1,202,586
Prescott Valley AZ Certificates of Participation Series 2007 (AMBAC) (A+/WR)(a)
1,055,000	4.375		01/01/17	1,081,048
550,000	4.500		01/01/17	564,031
Yuma AZ Municipal Property Corp. Excise Tax Revenue Bonds (Refunding-Senior Lien) Series 2015 (AA-/A1)
1,050,000	4.000		07/01/26	1,210,681
Yuma AZ Municipal Property Corp. Utility System Revenue Bonds (Refunding-Senior Lien) Series 2015 (A+/A1)
2,000,000	3.000		07/01/29	2,027,220
Yuma County AZ Library District GO Bonds Series 2007 (XLCA) (A+/Aa3)
1,000,000	5.000		07/01/19	1,049,870
1,000,000	5.000		07/01/21	1,049,870

				15,805,886

Arkansas – 0.6%
Arkansas State Development Finance Authority Economic Development Revenue Bonds (Taxable) (ADFA-GTD) (A+/NR)
435,000	5.480		09/01/17	436,048

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Arkansas – (continued)
Jacksonville AR Wastewater Revenue Bonds (Refunding) Series B (A+/NR)
$ 1,265,000	4.000%	12/01/31	$1,346,188

			1,782,236

California – 3.0%
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series A-1 (AA/Aa3)(b)
3,000,000	1.110	04/01/47	3,000,000
Bay Area CA Toll Authority Toll Bridge Revenue Bonds (Variable) (San Francisco) Series E-3 (AA/Aa3)(b)
1,000,000	1.110	04/01/47	1,000,000
Bonita Unified School District Taxable GO Bonds Election of 2008 Series B-1 (AA-/NR)
1,000,000	5.560	08/01/25	1,252,940
California Health Facilities Financing Authority Revenue Bonds (Children’s Hospital of Orange) Series 2009 (A-/NR)
1,000,000	6.250	11/01/29	1,174,430
Fresno CA Unified School District GO Bonds Election of 2001 Series G (NR/Aa3)(c)
1,000,000	0.000	08/01/24	784,560
Los Angeles CA Unified School District GO Bonds (Refunding) Series A-1 (AGM) (AA/Aa2)
2,100,000	4.500	07/01/24	2,190,636
University of California CA Revenue Bonds (Unrefunded-General) Series Q (AA/NR)
235,000	5.250	05/15/22	248,393

			9,650,959

Colorado – 2.2%
Adams County CO Certificates of Participation (Refunding) (Improvement) Series 2015 (AA/Aa2)
2,900,000	4.000	12/01/28	3,284,163
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Charter School-High Point Academy) (A/NR)
820,000	4.500	03/01/20	901,787
Colorado Educational & Cultural Facilities Authority Revenue Bonds (Johnson & Wales University Project) Series B (A-/A2)
1,255,000	5.000	04/01/22	1,494,630
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
40,000	4.350	11/01/19	40,000
Regional Transportation District CO Certificates of Participation Series 2015 (A/Aa3)
1,000,000	4.000	06/01/40	1,057,710
Westminster CO Certificates of Participation (Refunding) (NPFG) (AA-/A3)
250,000	4.500	12/01/23	255,192

			7,033,482

Connecticut – 1.1%
Connecticut GO Bonds (Refunding) Series E (AA/Aa3)
1,000,000	5.000	12/15/20	1,026,350

The accompanying notes are an integral part of these financial statements.	25

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Connecticut – (continued)
Connecticut State Higher Education Supplement Loan Authority Revenue Bonds (Chesla Loan Program) Series A (AMT) (NR/Aa3)
$ 1,000,000	3.250%	11/15/24	$1,019,150
1,500,000	3.750	11/15/27	1,540,860

			3,586,360

District Of Columbia – 1.8%
District of Columbia Revenue Bonds (Deed Tax) Series B (NR/A1)
1,165,000	5.000	06/01/25	1,331,048
Washington Metropolitan Area Transit Authority Gross Revenue Bonds (Transit) Series A (AA-/A1)
3,890,000	5.250	07/01/25	4,370,337

			5,701,385

Florida – 4.1%
Brevard County FL Health Facilities Authority Revenue Bonds (Health First, Inc. Project) (Partially Prerefunded) Series 2005 (A/A2)
425,000	5.000	04/01/18	426,390
Florida State Board of Education Lottery Revenue Bonds Series A (BHAC) (AAA/Aa1)
850,000	5.000	07/01/23	900,720
Jupiter County FL (Community Center Project) GO Bonds Series 2001 (AAA/Aaa)
50,000	5.500	07/01/21	58,144
Lake County FL School Board Certificates of Participation (Refunding-Master Lease Program) Series A (A/NR)
725,000	5.000	06/01/24	865,701
Miami-Dade County FL Aviation Revenue Bonds (Miami International Airport) Series A (A/A2)
1,000,000	5.000	10/01/22	1,158,940
1,000,000	5.500	10/01/25	1,184,080
Miami-Dade County FL Educational Facilities Authority Revenue Bonds (Refunding-University of Miami) Series B (AMBAC) (A-/A3)
685,000	5.250	04/01/21	815,040
Seminole County FL School Board Certificates of Participation Series B (AA-/Aa3)
500,000	5.000	07/01/24	595,755
Sumter County FL Industrial Development Authority Hospital Revenue Bonds (Refunding) Series B (A-/A3)
2,425,000	5.000	07/01/25	2,883,616
Tallahassee FL Health Facilities Revenue Bonds (Tallahassee Memorial Healthcare, Inc. Project) Series A (NR/Baa1)
300,000	5.000	12/01/16	307,071
350,000	5.000	12/01/17	370,741
400,000	5.000	12/01/18	436,716
260,000	5.000	12/01/19	291,556
330,000	5.000	12/01/20	378,048
1,350,000	4.000	12/01/46	1,357,978

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Florida – (continued)
Walton County FL School Board Certificates of Participation Series 2015 (AGM) (AA/A2)
$ 1,000,000	5.000%	07/01/25	$1,222,260

			13,252,756

Georgia – 0.5%
Brunswick GA Water & Sewer Revenue Bonds (Refunding & Improvement) Series 1992 (ETM) (NPFG) (AA-/A3)
75,000	6.100	10/01/19	81,877
Cherokee County GA Water & Sewer Authority Revenue Bonds (Refunding & Improvement) Series 1993 (NPFG) (AA-/Aa2)
55,000	5.500	08/01/23	64,818
Fulton County GA Development Authority Revenue Bonds (Refunding-Robert W Woodruff Arts Center, Inc.) Series A (NR/A2)
1,000,000	5.000	03/15/26	1,247,040
Fulton County GA Development Authority Revenue Bonds (Spelman College) Series 2007 (NR/A1)(a)
150,000	5.000	06/01/17	156,712

			1,550,447

Illinois – 10.9%
Arlington Heights IL GO Bonds Series 2016 (NR/Aa1)
2,140,000	4.000	12/01/34	2,320,637
2,115,000	4.000	12/01/36	2,267,999
Chicago IL Public Building Commission Revenue Bonds (Refunding-Chicago Transit Authority) Series 2006 (AMBAC) (A+/A2)
350,000	5.250	03/01/33	381,588
Cook County IL Community High School District No. 234 Taxable GO Bonds (Ridgewood Build America Bonds – Direct Payment to Issuer) Series B (Assured Guaranty) (AA/A3)
300,000	6.400	12/01/28	339,384
Cook County IL Township High School District No. 208 Riverside-Brookfield GO Bonds (Refunding) Series B (AA+/NR)
1,090,000	5.000	12/15/25	1,347,818
Countryside IL GO Bonds (Taxable-Refunding) Series 2014 (NR/Aa2)
500,000	3.300	01/01/24	519,315
860,000	4.150	01/01/29	872,934
DeKalb, Kane & Lasalle Counties Community College District No. 523 GO Bonds Series A (AA/NR)
400,000	5.000	02/01/23	466,432
Hoffman Estates IL GO Bonds (Taxable-Refunding) Series A (AA+/Aa2)
1,200,000	4.200	12/01/25	1,233,048
Illinois Finance Authority Revenue Bonds (Bradley University Projects) Series A (XLCA) (A/WR)
3,000,000	5.000	08/01/27	3,140,040
Illinois Finance Authority Revenue Bonds (Columbia College) (NPFG) (AA-/A3)(a)
2,000,000	5.250	12/01/17	2,140,320

26	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority Revenue Bonds (Poetry Foundation Project) (AA-/Aa3)
$ 470,000	4.850%	01/01/26	$529,413
1,625,000	5.000	01/01/30	1,831,018
Illinois Finance Authority Revenue Bonds (Refunding-Columbia College) (ETM) Series 2011 (BBB+/NR)
300,000	5.000	12/01/17	319,875
405,000	4.000	12/01/18	437,424
420,000	4.250	12/01/19	467,972
440,000	4.500	12/01/20	506,990
Illinois Finance Authority Revenue Bonds (Refunding-Northshore University Health System) Series 2010 (AA/Aa2)
1,000,000	5.000	05/01/29	1,111,700
Illinois Finance Authority Revenue Bonds (Refunding-OSF Healthcare System) Series A (A/A2)
1,000,000	4.000	11/15/33	1,047,650
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,210,000	5.500	08/15/24	1,352,175
Illinois Finance Authority Revenue Bonds (The Carle Foundation) Series A (A+/NR)
1,000,000	5.375	08/15/26	1,184,270
Illinois State GO Bonds (A-/Baa1)
3,000,000	4.000	09/01/21	3,164,670
Illinois State GO Bonds Series A (A-/Baa1)
1,000,000	5.000	03/01/28	1,001,930
Lake County IL Community Consolidated School District No. 46 Grayslake GO Bonds (Refunding) Series 2015 (AA+/NR)
1,000,000	5.000	11/01/23	1,216,300
Northern Illinois Municipal Power Agency Revenue Bonds (Prairie State Project) Series A (NPFG) (NR/A2)
1,000,000	5.000	01/01/20	1,061,170
Peoria County IL Community Unit School District No. 309 GO Bonds (Capital Appreciation-Brimfield School District) Series A (Assured Guaranty) (AA/NR)(c)
540,000	0.000	04/01/18	518,702
Peoria IL GO Bonds (Refunding) Series B (AA-/Aa3)
1,205,000	5.000	01/01/24	1,462,388
Peoria IL Metropolitan Airport Authority Revenue Bonds (Alternative Revenue Source) Series 2008 (NR/Aa2)
1,000,000	5.000	12/01/26	1,104,660
Quad Cities IN Regional Economic Development Authority Revenue Bonds (Augustana College) Series 2012 (Refunding) (NR/Baa1)
750,000	4.750	10/01/32	797,618
University of Illinois Board of Trustees Certificates of Participation (Prerefunded-Refunding) Series A (NR/NR)(a)
575,000	5.000	10/01/17	609,253
University of Illinois Board of Trustees Certificates of Participation (Unrefunded-Refunding) Series A (AA-/Aa3)
425,000	5.000	10/01/20	448,528

			35,203,221

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Indiana – 5.9%
Anderson IN School Building Corp. Revenue Bonds (Refunding) Series 2015 (AA+/NR)
$ 1,565,000	4.000%	07/15/26	$1,744,897
Decatur Township IN Multi-School Building Corp. Revenue Bonds (Refunding-First Mortgage) (Multi Purpose) Series 2015 (AA+/NR)
2,315,000	5.000	07/15/23	2,819,902
Eastern Pulaski IN Multi-School Building Corp. Revenue Bonds (First Mortgage) Series 2015 (AA+/NR)
840,000	4.000	07/15/28	918,448
910,000	4.000	07/15/30	980,088
Evansville IN Redevelopment Authority Revenue Bonds (Build America Bonds-Taxable) Series B (A/Aa3)
250,000	4.930	02/01/17	256,390
675,000	6.050	02/01/23	767,630
Indiana Finance Authority Revenue Bonds (Educational Facilities-Butler University Project) Series A (BBB+/NR)
540,000	5.000	02/01/25	627,863
425,000	5.000	02/01/27	484,258
700,000	5.000	02/01/28	794,493
600,000	5.000	02/01/29	676,584
Indiana State Finance Authority Revenue Bond (Refunding-Educational Facilities-Indianapolis Museum of Art) Series B (NR/A1)
815,000	5.000	02/01/28	963,387
Indiana State University Revenue Bonds (Build America Bonds) (NR/A1)
530,000	5.310	04/01/25	568,547
Lake Central Multi-District School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series B (AA+/NR)
1,000,000	5.000	07/15/24	1,233,540
Plainfield IN High School Building Corp. Revenue Bonds (Refunding-First Mortgage) Series 2014 (AA+/NR)
2,245,000	4.000	01/15/26	2,550,140
2,235,000	4.000	01/15/27	2,508,452
Upland IN Economic Development Revenue Bonds (Taylor University Project) (Refunding) Series 2012 (NR/Baa1)
900,000	4.500	09/01/32	953,667

			18,848,286

Iowa – 0.5%
Iowa Finance Authority Health Facilities Revenue Bonds (Mercy Medical Center Project) Series 2012 (A/A2)
1,410,000	5.000	08/15/27	1,618,962

Kansas – 1.4%
Kansas State Development Finance Authority Revenue Bonds (University Project) Series A (AA-/Aa2)
4,100,000	4.000	03/01/29	4,546,818

Kentucky – 3.4%
Barren County KY School District Finance Corp. Revenue Bonds (Refunding) Series 2015 (NR/Aa3)
1,000,000	5.000	08/01/26	1,225,100

The accompanying notes are an integral part of these financial statements.	27

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kentucky – (continued)
Fayette County KY School District Finance Corp. Revenue Bonds (Refunding) Series B (A+/Aa3)
$ 2,000,000	4.000%	05/01/25	$2,297,520
2,000,000	4.000	05/01/26	2,260,880
Kentucky State Higher Education Student Loan Corp. (Senior Lien) Series A (AMT) (A/NR)
1,475,000	3.750	06/01/26	1,499,692
Oldham County KY School District Finance Corp. (Refunding) Series 2016 (NR/Aa3)
545,000	5.000	06/01/20	618,967
595,000	5.000	06/01/21	689,760
590,000	5.000	06/01/22	694,831
610,000	5.000	06/01/23	730,164
690,000	5.000	06/01/24	836,190

			10,853,104

Louisiana – 3.5%
Louisiana Local Government Environmental Facilities Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
5,000,000	5.500	10/01/25	5,850,000
Louisiana Public Facilities Authority Revenue Bonds (Loyola University) Series 2011 (BBB+/Baa1)
3,715,000	5.250	10/01/27	4,345,473
Louisiana Public Facilities Authority Revenue Bonds (Refunding-Ochsner Clinic Foundation Project) Series 2015 (NR/Baa1)
800,000	5.000	05/15/30	920,280

			11,115,753

Maine – 0.4%
Maine State Health & Higher Educational Facilities Authority Revenue Bonds Series A (NR/A1)
1,000,000	5.000	07/01/24	1,169,300

Massachusetts – 1.3%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
980,000	5.100	01/01/25	1,058,478
Massachusetts Educational Financing Authority Revenue Bonds Series J (AMT) (AA/NR)
1,010,000	4.250	07/01/22	1,062,975
Massachusetts State Housing Finance Agency Revenue Bonds Series B (AMT) (AA-/Aa3)
480,000	2.500	12/01/20	489,384
475,000	2.700	06/01/21	484,505
475,000	3.050	06/01/22	486,932
480,000	3.250	06/01/23	496,891
Massachusetts State Water Resources Authority Revenue Bonds Series A (ETM) (GO of Authority) (AA+/Aa1)
30,000	6.500	07/15/19	32,227

			4,111,392

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Michigan – 7.8%
Comstock Park MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
$ 730,000	5.000%	05/01/24	$897,666
East Lansing MI School District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,175,000	5.000	05/01/24	1,444,874
Grand Valley MI State University Revenue Bonds (Refunding) Series A (A+/A1)
1,500,000	4.000	12/01/29	1,662,600
1,375,000	4.000	12/01/30	1,518,949
Grand Valley MI State University Revenue Bonds Series 1998 (NPFG) (FGIC) (AA-/A3)
395,000	5.500	02/01/18	396,276
Grand Valley MI State University Revenue Bonds Series A (A+/A1)
1,595,000	5.000	12/01/28	1,925,564
Marshall MI Public Schools District GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,380,000	4.000	11/01/28	1,543,406
Mattawan MI Consolidated School District GO Bonds Series I (Q-SBLF) (AA-/NR)
750,000	5.000	05/01/26	919,102
Michigan State Finance Authority Revenue Bonds (Refunding-Beaumont Health Credit Group) Series 2015 (A/A1)
1,500,000	5.000	08/01/24	1,857,015
1,000,000	5.000	08/01/25	1,226,870
Michigan State Housing Development Authority Rental Housing Revenue Bonds Series B (GO of Authority) (AA/NR)
690,000	4.500	10/01/19	722,368
Michigan State Housing Development Authority Single Family Home Ownership Revenue Bonds (Non AMT) Series A (GO of Authority) (AA+/NR)
965,000	4.750	12/01/25	1,031,025
Northwest Community Schools GO Bonds (School Building & Site) Series 2013 (AA-/NR)
1,000,000	4.000	05/01/24	1,137,580
Saginaw Township MI Community School District (Refunding) Series 2015 (Q-SBLF) (NR/Aa1)
750,000	4.000	05/01/28	847,238
South Redford MI School District GO Bonds (Refunding) Series 2014 (Q-SBLF) (AA-/NR)
1,590,000	5.000	05/01/26	1,912,054
Warren Woods MI Public Schools GO Bonds (Refunding) Series 2015 (Q-SBLF) (AA-/NR)
1,480,000	5.000	05/01/24	1,817,455
Washtenaw MI Community College GO Bonds (Refunding) Series 2015 (NR/Aa1)
645,000	4.000	04/01/25	747,491
Wayne MI State University Revenue Bonds Series A (AA-/Aa3)
3,180,000	5.000	11/15/24	3,576,514

			25,184,047

28	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Minnesota – 0.9%
Minneapolis & Saint Paul MN Metropolitan Airports Commission Revenue Bonds (Refunding) Series B (NPFG) (AA-/A3)
$ 1,000,000	5.000%	01/01/22	$1,028,250
Minnesota State Housing Finance Agency Revenue Bonds (Residential) Series A (AA+/Aa1)
75,000	3.800	07/01/17	75,993
Minnesota State Municipal Power Agency Electric Revenue Bonds(Refunding) Series 2014 (NR/A2)
500,000	4.000	10/01/21	565,250
St. Paul MN Housing & Redevelopment Authority Health Care Facilities Revenue Bonds (Refunding-Healthpartners Obligated Group) Series A (A/A2)
1,000,000	5.000	07/01/28	1,205,290

			2,874,783

Mississippi – 1.2%
Alcorn State University Educational Building Corp. (Refunding-Facilities) (Re-Financing Project) Series 2016 (NR/Aa2)
1,560,000	4.000	09/01/33	1,717,965
Mississippi Home Corporation Homeownership Revenue Bonds Series A (GNMA/FNMA/FHLMC) (NR/Aaa)
25,000	2.700	06/01/18	25,595
Mississippi State Development Bank Special Obligation (Pearl Public School District) Series 2016 (NR/Aa3)
1,355,000	4.000	04/01/34	1,475,216
660,000	4.000	04/01/35	715,018

			3,933,794

Missouri – 1.3%
Greene County MO GO Bonds Limited-Wilson Creek Marketplace NID Project (Refunding) Series A (NR/Aa3)
500,000	5.000	04/01/32	585,505
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health Systems ) Series 2011 (A-/NR)
1,490,000	4.250	02/15/21	1,604,357
Joplin Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System) Series 2015 (A-/NR)
1,000,000	5.000	02/15/29	1,159,630
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(c)
305,000	0.000	02/01/17	301,816
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
500,000	5.000	11/15/17	504,010

			4,155,318

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Montana – 0.0%
Montana State Board Housing Revenue Bonds (Single Family Mortgage) Series A-2 (AMT) (AA+/Aa1)
$ 80,000	4.350%	06/01/16	$80,017
80,000	4.350	12/01/16	80,053

			160,070

Nebraska – 0.2%
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Prerefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/NR)(a)
220,000	6.000	08/15/17	234,749
Douglas County NE Hospital Authority No. 2 Revenue Bonds (Unrefunded-Refunding) (Health Facilities-Children’s Hospital) Series 2008 (NR/A2)
280,000	6.000	08/15/22	299,555

			534,304

Nevada – 1.3%
Clark County NV School District GO Bonds (Building) Series B (AMBAC) (AA-/A1)
2,150,000	5.000	06/15/20	2,249,674
Clark County NV School District GO Bonds (Limited Tax Building) Series C (AA-/A1)(a)
1,100,000	5.000	12/15/17	1,175,581
Las Vegas Valley NV Water District GO Bonds (Refunding) Series B (AA/Aa1)
800,000	5.000	06/01/22	868,656

			4,293,911

New Hampshire – 1.1%
Manchester NH General Airport Revenue Bonds Series A (BBB+/Baa1)
2,990,000	5.000	01/01/21	3,399,839

New Jersey – 5.3%
East Orange NJ GO Bonds (Refunding-Water Utilities) Series B (AGM) (AA/A2)
1,500,000	5.000	07/15/24	1,855,230
New Jersey Housing & Mortgage Finance Agency MF Conduit Revenue Bonds (Lexington Manor Apartments Project) Series B (NR/Aaa)
785,000	3.150	06/15/25	807,773
New Jersey Housing & Mortgage Finance Agency MF Revenue Bonds (Refunding) Series A (AA-/NR)
2,000,000	3.900	11/01/50	1,999,980
New Jersey State Certificates of Participation (Equipment Lease Purchase) Series A (A-/A3)
1,000,000	5.000	06/15/21	1,054,310
New Jersey State Economic Development Authority Revenue Bonds (School Facilities Construction) Series UU (A-/A3)
1,750,000	5.000	06/15/28	1,919,715
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)(b)
4,700,000	2.204	02/01/18	4,694,689

The accompanying notes are an integral part of these financial statements.	29

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey – (continued)
New Jersey State Higher Education Assistance Authority Revenue Bonds (Senior Lien) Series 1A (AMT) (AA/Aa2)
$ 2,965,000	3.625%	12/01/30	$3,039,540
New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds (Refunding) Series 1A (AA/Aa2)
1,415,000	4.750	12/01/23	1,525,724
Passaic County NJ GO Bonds (Refunding-Taxable Pension) Series 2003 (AGM) (NR/Aa3)
100,000	5.750	02/15/21	108,062

			17,005,023

New York – 1.3%
Metropolitan Transportation Authority NY Revenue Bonds Series 2008 C (AA-/A1)
95,000	5.500	11/15/18	101,487
Metropolitan Transportation Authority NY Revenue Bonds Series H (AA-/A1)
1,000,000	4.000	11/15/23	1,145,590
Monroe Country NY Development Corp. Revenue Bonds (Refunding John Fisher College) Series A (BBB+/NR)
500,000	5.000	06/01/29	575,485
New York City Housing Development Corp. Revenue Bonds (Multi Family Development) Series G (AA+/Aa2)
250,000	3.800	11/01/37	259,030
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (Refunding-Icahn School Medicine at Mount Sinai) Series A (A-/A3)
1,000,000	5.000	07/01/27	1,207,110
New York State Dormitory Authority Revenues Non Supported Debt Revenue Bonds (School District Financing Program) Series C (AGM) (AA/A2)
1,000,000	5.000	10/01/20	1,056,810

			4,345,512

North Carolina – 1.0%
North Carolina State Medical Care Commission Revenue Bonds (Refunding-NC Baptist Hospital) (A/A2)
1,190,000	5.000	06/01/22	1,364,704
Western Carolina University Revenue Bonds (Refunding-Limited Obligation-Student Housing) (A/NR)
200,000	2.000	06/01/20	204,098
420,000	3.000	06/01/21	448,337
330,000	4.000	06/01/22	370,788
350,000	4.000	06/01/23	397,198
480,000	4.000	06/01/25	537,984

			3,323,109

Ohio – 2.1%
Akron OH Certificates of Participation (Refunding-Municipal Baseball Stadium Project) Series 2013 (A+/NR)
660,000	3.000	12/01/19	681,318
Akron OH GO Bonds (Refunding) (AA-/NR)
545,000	5.000	12/01/26	664,600

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Ohio – (continued)
Ohio State Higher Educational Facility Commission Revenue Bonds (Xavier University-Refunding) Series C (BBB+/A3)
$ 1,000,000	5.000%	05/01/27	$1,194,870
1,000,000	5.000	05/01/28	1,186,040
750,000	5.000	05/01/29	884,273
Toledo OH Waterworks Revenue Bonds (Refunding-System) (AA-/Aa3)
1,690,000	5.000	11/15/27	2,055,547

			6,666,648

Oregon – 0.2%
Oregon State Housing & Community Services Department Housing Revenue Bonds Single Family Mortgage Program Series A (FHLMC) (NR/Aa3)
590,000	5.000	07/01/17	617,311

Pennsylvania – 7.1%
Butler County PA Hospital Authority Revenue Bonds (Refunding) Series 2015 (NR/Baa1)
500,000	5.000	07/01/25	589,630
450,000	5.000	07/01/26	528,282
490,000	5.000	07/01/27	571,796
Delaware County PA Authority University Revenue Bonds (Neumann University) (BBB/NR)
1,025,000	5.000	10/01/19	1,121,196
1,250,000	5.250	10/01/31	1,412,687
East Stroudsburg PA Area School District GO Bonds (AGM) (NR/Aa3)
2,200,000	5.000	09/01/22	2,321,814
Lancaster PA GO Bonds Series 2007 (AMBAC) (NR/A1)(a)
2,000,000	5.000	05/01/17	2,085,660
Pennsylvania State GO Bonds Second Series (AGC) (AA/Aa3)
1,000,000	4.500	03/01/26	1,029,680
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds (Drexel University College Medicine) Series 2007 (NPFG) (AA-/A3)
1,250,000	5.000	05/01/27	1,315,813
Pennsylvania State Housing Finance Agency Single Family Mortgage Revenue Bonds Series 113 (AA+/Aa2)
795,000	4.000	10/01/18	834,106
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds (Variable-Refunding) Series B-1 (A/A1)(b)
3,000,000	0.860	12/01/17	2,994,660
Pennsylvania State Turnpike Commission Turnpike Revenue Bonds Series C (A/A1)
500,000	5.000	12/01/26	611,040
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Central Library Project) Series B (A+/A2)
610,000	3.000	12/01/18	634,126
Philadelphia PA Authority for Industrial Development City Agreement Revenue Bonds (Refunding-Cultural & Commercial Corridors Programs) Series A (A+/A2)
2,000,000	4.000	12/01/18	2,129,480

30	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Pennsylvania – (continued)
State Public School Building Authority Revenue Bonds (Refunding-Montgomery County Community College) (NR/A1)
$ 1,065,000	5.000%	05/01/29	$1,265,944
Wilkes-Barre PA Finance Authority Revenue Bonds (Refunding-University of Scranton) Series A (A-/NR)
1,000,000	5.000	11/01/24	1,197,810
2,205,000	4.000	11/01/29	2,365,215

			23,008,939

Rhode Island – 1.7%
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds (Multi Family Development) Series 1 (NR/Aa2)
260,000	5.125	10/01/30	279,581
Rhode Island Housing & Mortgage Finance Corp. Revenue Bonds Homeownership Opportunities Series 61 B (Non-AMT) (Non-ACE) (AA+/Aa2)
2,150,000	3.450	04/01/26	2,253,393
Rhode Island State Health & Educational Building Corp. Higher Education Facility Revenue Bonds (Bryant University Project) (A/A2)
950,000	5.000	06/01/21	1,099,292
Rhode Island State Health & Educational Building Corp. Public School Revenue Bonds (Unrefunded-Financing Program) Series A (AMBAC) (NR/A3)
310,000	5.000	05/15/23	311,190
Rhode Island State Health & Educational Building Corp. Revenue Bonds (Prerefunded-Financing Program) Series A (NR/NR)(a)
1,150,000	5.000	05/15/16	1,151,679
Rhode Island State Housing & Mortgage Finance Corp. Revenue Bonds (Home Funding) Series 4 (NR/Aa2)
430,000	3.500	04/01/22	459,593

			5,554,728

South Carolina – 3.1%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)(a)
1,000,000	5.000	12/01/16	1,025,450
Laurens County SC School District No. 055 Installment Purchase Revenue Bonds (Refunding) Series 2015 (A-/A2)
1,000,000	5.000	12/01/24	1,215,960
Newberry Investing in Children’s Education SC Installment Purpose Revenue Bonds (Refunding- Newberry Co. School District) Series 2014 (A/A1)
2,925,000	5.000	12/01/25	3,589,999
Scago Educational Facilities Corp. for Colleton School District Revenue Bonds (Refunding) (A-/A3)
1,000,000	5.000	12/01/26	1,197,350
Scago Educational Facilities Corp. for Pickens School District Revenue Bonds (Refunding) Series 2015 (A/A1)
2,550,000	5.000	12/01/27	3,076,192

			10,104,951

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Dakota – 0.7%
South Dakota Housing Development Authority Revenue Bonds (Home Ownership Mortgage) Series D (AAA/Aa1)
$ 1,035,000	2.700%	05/01/25	$1,072,726
South Dakota State Health & Educational Facilities Authority Revenue Bonds (Avera Health Issue) Series A (AA-/A1)
1,000,000	5.000	07/01/25	1,168,220

			2,240,946

Tennessee – 0.4%
Tennessee Housing Development Agency Revenue Bonds Homeownership Program Series 1C (Non-AMT) (GO of Agency) (AA+/Aa1)
785,000	3.500	07/01/27	820,670
Tennessee Housing Development Agency Revenue Bonds Residential Financing Program Series 1C (Non-AMT-Non ACE-Issue) (AA+/Aa1)
490,000	4.050	01/01/38	509,218

			1,329,888

Texas – 5.6%
Arlington TX Higher Education Finance Corp. Revenue Bonds (Responsive Education Solutions) Series A (AAA/NR)
725,000	5.000	08/15/25	897,978
Canyon TX Regional Water Authority Contract Revenue Bonds (Refunding-Mid Cities Project) (AMBAC) (A+/NR)
220,000	5.000	08/01/22	222,273
Celina TX GO Bonds (Certificates of Obligation) (Waterworks & Sewer System) Series 2015 (AA-/A1)
930,000	5.000	09/01/27	1,146,662
980,000	5.000	09/01/28	1,199,981
Forney TX Independent School District GO Bonds (Refunding) Series 2015 (PSF-GTD) (AAA/Aaa)
2,630,000	4.000	08/15/24	2,797,583
Houston County TX GO Bonds (Certificates of Obligation) (A/NR)
235,000	5.000	02/15/20	252,153
Katy TX Independent School District GO Bonds (Refunding) Series A (AAA/Aaa)
300,000	5.000	02/15/25	381,828
Kyle TX GO Bonds (Refunding) Series 2015 (AA-/NR)
1,000,000	4.000	08/15/26	1,138,700
Lower Colorado River Authority Revenue Bonds (Prerefunded-Refunding) (NR/NR)(a)
5,000	5.625	05/15/19	5,685
Mansfield TX Independent School District GO Bonds (Refunding) Series A (PSF-GTD) (NR/Aaa)
2,460,000	4.000	02/15/29	2,788,631
Nolan County TX Hospital District GO Bonds Series 2014 (NR/A3)
1,025,000	5.000	08/15/27	1,209,674
North TX Tollway Authority Revenue Bonds (Prerefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/A1)(a)
295,000	5.750	01/01/18	319,208

The accompanying notes are an integral part of these financial statements.	31

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Texas – (continued)
North TX Tollway Authority Revenue Bonds (Unrefunded-Refunding System) (First Tier) Series A (AGC-ICC) (AA/A1)
$ 305,000	5.750%	01/01/40	$328,448
Odessa TX GO Bonds (Refunding) Series 2015 (AA/Aa3)
1,000,000	5.000	03/01/27	1,193,890
Wichita Falls TX Water & Sewer System Revenue Bonds (Refunding-Priority Lien) Series 2008 (NPFG) (A/A3)
4,055,000	4.500	08/01/26	4,089,184

			17,971,878

Vermont – 0.5%
Vermont Economic Development Authority Revenue Bonds (Central Vermont Public Service Corp.-Recovery Zone Facility) (NR/WR)
1,000,000	5.000	12/15/20	1,146,310
Vermont State Student Assistance Corp. Education Loan Revenue Bonds Series A (AMT) (AA/NR)
410,000	4.000	06/15/20	444,079

			1,590,389

Virginia – 0.1%
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Prerefunded-Refunding) (ETM) Series 1998 (AA-/A3)
285,000	5.250	07/15/17	293,225
Richmond VA Metropolitan Authority Expressway Revenue Bonds (Unrefunded-Refunding) Series 1998 (AA-/A3)
155,000	5.250	07/15/17	158,610

			451,835

Washington – 3.1%
COB Properties WA Lease Revenue Bonds (Bothell City Hall Project) Series 2014 (AA/NR)
1,620,000	5.000	12/01/26	1,982,605
Grays Harbor County WA Public Utility District No. 1 Revenue Bonds (Refunding) Series A (A/A1)
250,000	4.000	01/01/40	262,885
Port of Seattle WA Revenue Bonds (Refunding-Intermediate Lien) Series 2006 (XLCA) (A+/A1)
1,400,000	5.000	02/01/26	1,404,354
Washington Higher Education Facilities Authority Revenue Bonds Seattle University Project Series 2011 (Refunding) (A/NR)
560,000	5.000	05/01/18	601,294
Washington State Health Care Facilities Authority Revenue Bonds (Catholic Health Initiatives) Series D (A-/A2)
500,000	6.000	10/01/23	563,300
Washington State Health Care Facilities Authority Revenue Bonds (Multicare Health System) Series A (AA-/Aa3)
1,495,000	5.000	08/15/27	1,836,159
Washington State Housing Finance Commission Revenue Bonds (Refunding-Non-AMT-Single Family Program) Series 1N (NR/Aaa)
1,500,000	3.450	12/01/30	1,555,680

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Washington – (continued)
Washington State Housing Finance Commission Revenue Bonds (Single Family Program) Series 1N (Non-AMT) (NR/Aaa)
$ 925,000	3.500%	12/01/23	$988,659
860,000	3.700	06/01/24	923,932

			10,118,868

Wisconsin – 1.5%
Wisconsin State Health & Educational Facilities Authority Revenue Bonds (Children’s Hospital of Wisconsin) (AA/Aa3)
1,000,000	5.000	08/15/21	1,094,000
Wisconsin State Housing & Economic Development Authority Home Ownership Revenue Bonds (Non-ACE) Series B (AA/Aa2)
1,360,000	3.150	09/01/30	1,373,138
Wisconsin State Housing & Economic Development Authority Home Ownership Revenue Bonds (Refunding) Series B (AA/Aa2)
1,000,000	3.250	09/01/26	1,038,120
Wisconsin State Housing & Economic Development Authority Revenue Bonds (Refunding) Series C (AA/Aa3)
1,395,000	4.100	05/01/43	1,459,086

			4,964,344

Wyoming – 0.4%
Lincoln County Building Corp. Lease Revenue Bonds Series 2012 (A+/NR)
290,000	2.000	05/01/16	290,000
295,000	2.000	05/01/17	298,490
305,000	3.000	05/01/18	316,690
Wyoming Community Development Authority Homeownership Mortgage Revenue Bonds Series A (NR/Aa2)
450,000	2.250	12/01/16	454,059

			1,359,239

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $294,394,935)			$306,750,483

Shares	Description		Value
Investment Company – 1.9%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
493,274			$5,998,206
(Cost $5,500,000)

32	The accompanying notes are an integral part of these financial statements.

COMMERCE NATIONAL TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 4.6%
Repurchase Agreement – 4.6%
State Street Bank & Trust Co.
$14,774,000	0.010%	05/02/16	$14,774,000
Maturity Value: $14,774,000
(Cost $14,774,000)

TOTAL INVESTMENTS – 101.7%
(Cost $314,668,935)			$327,522,689

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%			(5,377,166)

NET ASSETS – 100.0%			$322,145,523

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Prerefunded security. Maturity date disclosed is prerefunding date.
(b)	Variable rate security. The interest rate shown reflects the rate as of April 30, 2016.
(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(d)	Repurchase agreement was entered into on April 29, 2016. This agreement was fully collateralized by $14,445,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $15,070,772.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
ETM	—Escrow to Maturity
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NPFG	—National Public Finance Guarantee
NR	—Not Rated
PSF-GTD	—Guaranteed by Permanent School Fund
Q-SBLF	—Qualified School Bond Loan Fund
VA	—Veterans Administration
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 04/30/2016	AS OF 10/31/15

General Obligation	18.4%	24.2%
Education	16.9	16.1
Lease	15.5	14.9
Hospital	11.9	12.7
Transportation	8.0	6.5
Limited Tax	5.6	6.7
Single Family Housing	4.4	4.3
Prerefunded/Escrow to Maturity	4.0	1.4
Student	3.5	4.9
Water/Sewer	2.4	2.3
Multi Family Housing	2.3	1.4
Investment Company	1.9	2.0
Not For Profit	1.4	0.8
Power	0.9	1.1
Short-term Investment	4.6	1.3

TOTAL INVESTMENTS	101.7%	100.6%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	33

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 97.4%
Arizona – 0.7%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$1,000,000	5.000%	01/01/25	$1,124,500
Pinal City Arizona Unified School District No. 1 Florence School Improvement Project of 2006 GO Bonds Series C (A/NR)
1,215,000	5.150	07/01/24	1,328,955

			2,453,455

California(a) – 0.9%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)
2,000,000	0.000	07/01/27	1,529,180
Washington CA Unified School District GO Bonds Capital Appreciation Election of 2004 (Yolo County) Series A (NPFG) (FGIC) (AA-/A3)
2,400,000	0.000	08/01/29	1,605,360

			3,134,540

Colorado – 0.0%
Colorado Housing & Finance Authority Revenue Bonds (Single Family Mortgage) Class I Series A (FHA) (AAA/Aaa)
60,000	4.350	11/01/19	60,000

Florida – 0.4%
Gulf Breeze FL Revenue Bonds (Local Government Loan) Series J (A+/Aa3)
1,000,000	4.500	12/01/20	1,145,510

Illinois – 1.4%
Illinois Finance Authority Revenue Bonds (Refunding-Swedish Covenant) Series A (BBB+/NR)
1,000,000	5.500	08/15/24	1,117,500
Kendall Kane & Will Counties IL Community Unit School District No. 308 Series 2014 (NR/Aa2)
2,000,000	4.125	02/01/30	2,193,440
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (AA-/A3)(a)
1,500,000	0.000	11/01/19	1,384,875

			4,695,815

Indiana – 0.2%
Indiana Bond Bank Revenue Bonds (Special Program-Hendricks Regional Health) Series A (AA/NR)
500,000	5.500	02/01/29	555,225

Iowa – 0.4%
Waterloo Community School District Infrastructure Sales & Services Tax Revenue Bonds (Refunding) Series A (A/NR)
1,245,000	5.250	01/01/30	1,393,790

Louisiana – 2.9%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Refunding-Independence Stadium Project) (A/NR)
1,525,000	5.000	03/01/21	1,633,000

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Louisiana – (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
$7,000,000	5.500%	10/01/25	$8,190,000

			9,823,000

Missouri – 87.4%
Arnold MO Certificates of Participation (A+/NR)
200,000	3.000	11/01/17	206,330
230,000	3.000	11/01/18	239,557
210,000	3.000	11/01/19	217,571
225,000	3.625	11/01/22	233,010
470,000	3.700	11/01/23	486,074
225,000	3.800	11/01/24	236,648
480,000	3.875	11/01/25	504,403
250,000	4.000	11/01/26	263,780
Belton MO Certificates of Participation (A+/NR)
500,000	5.125	03/01/25	534,750
500,000	5.250	03/01/29	535,590
Belton MO School District No. 124 Direct Deposit Program GO Bonds (Refunding) Series B (AA+/Aa1)
150,000	4.000	03/01/21	158,744
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-Combined Lien) Series A (AA+/Aa3)
1,000,000	5.000	10/01/33	1,182,220
Bi-State Development Agency MO Metro District Revenue Bonds (Refunding-St. Clair County Metrolink Project) (AGM) (AA/A2)
2,000,000	5.250	07/01/20	2,310,840
Boone County MO Hospital Revenue Bonds (NR/A3)
2,350,000	5.750	08/01/28	2,596,797
Boone County MO Hospital Revenue Bonds Series 2012 (NR/A3)
400,000	4.000	08/01/18	417,532
500,000	4.000	08/01/19	530,255
Branson MO Reorganized School District No. R-4 GO Bonds Series 2012 (A+/NR)
2,000,000	4.000	03/01/27	2,185,880
Cape Girardeau County MO Industrial Development Authority Revenue Bonds (St. Francis Medical Center) Series A (A+/NR)
750,000	5.000	06/01/26	874,365
Chesterfield MO Certificates of Participation (AMBAC) (NR/Aa1)
600,000	5.000	02/15/22	715,482
Clay County MO Public School District No. 53 Liberty School Building Direct Deposit Program GO Bonds (AA+/NR)
1,280,000	5.000	03/01/25	1,386,522
Clayton MO Special Obligation Revenue Bonds (Build America Bonds) Series B (AA+/NR)
810,000	5.200	12/01/23	884,650
Columbia MO Special Obligation Revenue Bonds (Refunding) Series 2015 (AA/NR)
495,000	5.000	02/01/18	532,224
470,000	5.000	02/01/19	521,926

34	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Columbia MO Water & Electric Revenue Bonds (Refunding & Improvement System) Series 2015 (A+/NR)
$ 500,000	4.000%		10/01/42	$517,170
Cottleville MO Certificates of Participation (Refunding) (NR/A2)
1,000,000	3.750		08/01/32	1,018,830
Duckett Creek MO Sewer District Revenue Bonds (Refunding-System) Series 2015 (NR/Aa3)
1,300,000	5.000		12/01/24	1,620,983
1,215,000	5.000		12/01/25	1,526,356
Gladstone MO Certificates of Participation Series A (XLCA) (NR/Aa3)(b)
475,000	5.000		06/01/16	476,610
Grain Valley MO Certificates of Participation (Refunding) (NR/NR)
200,000	5.000		09/01/20	201,690
Great Rivers Greenway Metropolitan Park & Recreation District (Gateway Arch Project) Series 2014 (A+/A1)
1,000,000	5.000		12/30/26	1,215,110
Greene County MO GO Bonds Limited-Jamestown NID Project Series B (NR/Aa3)
4,280,000	5.000		04/01/32	5,011,923
Greenwood MO GO Build America Bonds Taxable Series B (AA-/NR)
500,000	5.625		03/01/25	566,505
Higginsville MO Sewage Systems Revenue Bonds (Build America Bonds-Taxable Direct Payment to Issuer) (BBB-/NR)
500,000	5.924		10/01/30	518,450
I-470 & 350 Transportation Development District MO Sales Tax Revenue Bonds (Refunding & Improvement) (Radian) (AA/WR)
250,000	4.600		06/01/29	250,195
Independence MO School District (Refunding) (Direct Deposit Program) Series 2016 (AA+/NR)
1,500,000	4.000		03/01/30	1,725,915
Independence MO School District Lease Certificates of Participation (Refunding) Series 2016 (A+/NR)
600,000	3.000		04/01/22	643,662
875,000	3.000		04/01/23	940,555
500,000	3.000		04/01/24	535,645
960,000	3.000		04/01/26	1,002,662
Jackson County MO Consolidated School District Direct Deposit Program GO Bonds (AA+/NR)(b)
2,365,000	5.000		03/01/18	2,548,169
Jackson County MO Public Building Corp. Leasehold Revenue Bonds (Capital Improvements Project) Series B (NR/Aa3)
1,085,000	4.500	(b)	12/01/16	1,109,499
Jackson County MO Public Building Corp. Leasehold Revenue Bonds Series A (NPFG) (NR/Aa3)
500,000	5.000		12/01/20	512,460
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR)
475,000	3.000		04/15/28	479,356

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Jackson County MO School District Hickman Mills C-1 Certificates of Participation (Energy Conservation Project) Series 2015 (A-/NR) – (continued)
$ 575,000	3.250%	04/15/30	$581,837
550,000	3.300	04/15/31	554,983
700,000	3.375	04/15/32	707,056
Jackson County MO School District No. C-1 Hickman School Building Direct Deposit Program GO Bonds (AA+/NR)(b)
500,000	5.000	03/01/18	538,725
Jackson County MO Special Obligation Revenue Bonds (Harry S. Truman Sports Complex) (AMBAC) (NR/Aa3)(b)
1,360,000	5.000	12/01/16	1,394,612
Jackson County MO Special Obligation Revenue Bonds (Refunding-Truman Sports Complex Project) Series 2014 (NR/Aa3)
4,000,000	3.000	12/01/16	4,055,000
1,000,000	5.000	12/01/25	1,244,220
Jackson County MO Special Obligation Revenue Bonds (Right of Way Project) (NR/Aa3)
1,345,000	4.000	12/01/26	1,542,971
1,455,000	4.000	12/01/28	1,642,448
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Center Projects) (NR/Aa3)
890,000	4.000	12/01/17	933,334
595,000	4.250	12/01/23	670,833
Jackson County MO Special Obligation Revenue Bonds (Truman Medical Control Project) Series B (NR/Aa3)
900,000	3.500	12/01/18	957,285
920,000	3.850	12/01/20	1,022,138
500,000	4.350	12/01/23	567,905
820,000	4.500	12/01/24	936,932
Jefferson County MO Consolidated Public Water Supply District No. C-1 Waterworks Revenue Bonds (Refunding) (AA-/NR)
290,000	4.000	12/01/20	303,839
435,000	4.000	12/01/21	455,132
425,000	4.000	12/01/22	444,121
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Freeman Health System Project) (A-/NR)
1,000,000	5.500	02/15/31	1,124,270
Joplin MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Freeman Health System Project) Series 2014 (A-/NR)
1,895,000	5.000	02/15/27	2,222,172
Kansas City MO GO Bonds (Refunding & Improvement) Series A (AA/Aa2)
5,425,000	4.500	02/01/24	6,315,839
Kansas City MO Industrial Development Authority Revenue Bonds (AMBAC) (AA-/A1)
1,905,000	4.500	12/01/26	2,007,679
Kansas City MO Industrial Development Authority Revenue Bonds (Refunding & Downtown Redevelopment District) Series A (AA-/A1)
2,130,000	5.500	09/01/29	2,518,917

The accompanying notes are an integral part of these financial statements.	35

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Kansas City MO Metropolitan Community Leasehold Jr. College Revenue Bonds (Refunding & Improvement) (NPFG) (FGIC) (NR/A3)(b)
$1,075,000	5.000%		07/01/16	$1,082,342
Kansas City MO Sanitary Sewer System Revenue Bonds (Refunding) Series A (AA/Aa2)
1,895,000	4.000		01/01/33	2,090,166
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series C (AA-/A1)
2,575,000	5.500	(b)	04/01/18	2,807,342
Kansas City MO Special Obligation Revenue Bonds (Arena Project) (Refunding & Improvement) Series D (AA-/A1)
95,000	6.431		04/01/18	101,150
Kansas City MO Special Obligation Revenue Bonds (Capital Appreciation) Series E (AA-/A1)(a)
4,465,000	0.000		02/01/18	4,342,034
Kansas City MO Special Obligation Revenue Bonds (Downtown Streetcar Project) Series A (AA-/A1)
760,000	5.000		09/01/31	853,845
Kansas City MO Special Obligation Tax Allocation (East Village Project) Series A (AA-/A1)
500,000	5.000		04/15/31	565,385
Kansas City MO Water Revenue Bonds (Refunding & Improvement) Series A (AA+/Aa1)
1,000,000	5.000		12/01/16	1,025,740
Kirkwood MO Certificates of Participation (Build America Bonds-Taxable Direct Payment) (NR/Aa2)
500,000	6.050		09/01/30	525,565
Kirkwood School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (NR/Aa2)
1,860,000	5.000		02/15/20	2,119,693
1,700,000	5.000		02/15/21	1,985,430
Ladue MO School District GO Bonds (Prerefunded-Refunding & Improvement) (NR/NR)
275,000	5.000		03/01/20	284,221
305,000	5.000		03/01/22	315,227
280,000	5.000		03/01/23	289,388
Ladue MO School District GO Bonds (Unrefunded-Refunding & Improvement) (AAA/NR)
225,000	5.000		03/01/20	233,600
240,000	5.000		03/01/22	249,442
220,000	5.000		03/01/23	228,637
Liberty MO Public School District No. 53 Lease Participation Certificates (Refunding) (School Board Association) Series 2016 (AA-/NR)
1,040,000	3.000		04/01/27	1,076,338
Missouri Development Finance Board Cultural Facilities Revenue Bonds (Nelson Gallery Foundation) Series A (AA-/NR)
1,000,000	5.000		12/01/20	1,152,750
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Iatan 2 Project) Series A (NR/A2)
3,115,000	5.000		01/01/31	3,656,979

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue Bonds (Refunding-Prairie State Project) Series A (NR/A2)
$1,000,000	5.000%		06/01/17	$1,045,410
1,500,000	5.000		12/01/17	1,597,905
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AA-/NR)
400,000	4.000		04/01/28	433,676
425,000	5.000		04/01/31	494,424
475,000	5.000		04/01/32	551,731
500,000	5.000		04/01/33	579,865
500,000	5.000		04/01/34	578,960
Missouri School Board Association Lease Certificates of Participation for Liberty Public School District No. 53 (AGM) (AA/A2)
1,530,000	5.250	(b)	03/01/17	1,587,926
Missouri State Board of Public Buildings Special Obligation (Refunding) Series A (AA+/Aa1)
2,450,000	5.000		10/01/21	2,861,183
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series A (AA+/Aa1)
1,825,000	3.000		10/01/26	1,899,259
Missouri State Board of Public Buildings Special Obligation Revenue Bonds Series B (AA+/Aa1)
800,000	4.000		04/01/28	899,664
Missouri State Development Finance Board Cultural Facilities Revenue Bonds (Nilson Gallery Foundation) Series A (AA-/NR)
1,000,000	4.000		12/01/17	1,047,880
Missouri State Development Finance Board Revenue Bonds (Louis Convention Center) Series C (AA-/NR)(c)
1,205,000	0.280		12/01/20	1,205,000
Missouri State Development Finance Board Revenue Bonds (Variable-Taxable) (St. Louis Center) Series B (AA-/NR)(c)
3,910,000	0.600		12/01/20	3,910,000
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds (Tri-County Water Authority Project) (NR/Aa3)
735,000	3.000		01/01/20	782,209
595,000	5.000		01/01/30	708,615
775,000	5.000		01/01/31	919,010
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Control Revenue Bonds (Unrefunded Balance-State Revolving Funds Program) Series B (GO of Authority) (NR/Aaa)
380,000	5.125		01/01/18	381,110
5,000	5.000		01/01/22	5,012
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Fund Program) Series B (NR/NR)(b)
805,000	5.000		07/01/16	810,691

36	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Prerefunded-State Revolving Funds Programs) Series A (NR/NR)(b)
$ 310,000	5.500%	01/01/19	$347,544
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Fund Program) Series B (NR/Aaa)
310,000	5.000	07/01/17	312,229
Missouri State Environmental Improvement & Energy Resources Authority Water Pollution Revenue Bonds (Unrefunded-State Revolving Funds Programs) Series A (NR/Aaa)
90,000	5.500	01/01/23	100,976
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (A.T. Still University of Health Sciences) Series 2011 (A-/NR)
510,000	3.000	10/01/17	525,315
525,000	4.000	10/01/18	557,597
545,000	4.000	10/01/19	589,913
400,000	3.500	10/01/21	431,888
1,850,000	5.250	10/01/41	2,080,898
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Kansas City University of Medicine And Biosciences) Series A (NR/A1)
1,440,000	4.500	06/01/28	1,649,794
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (Ranken Technical College) Series A (A/A3)
1,000,000	5.125	11/01/31	1,130,160
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue Bonds (University of Central Missouri) Series C (A/NR)
2,400,000	5.000	10/01/26	2,882,448
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Heartland Refunding Medical Center) (NR/A1)
2,000,000	5.000	02/15/37	2,191,840
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Prerefunded-Cox Health) Series A (NR/NR)(b)
1,880,000	5.125	11/15/18	2,073,790
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-Cox Health) Series A (NR/A2)
2,500,000	5.000	11/15/35	2,916,275
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)
1,000,000	5.000	12/01/33	1,163,880
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (St. Lukes Episcopal) Series 2011 (A+/NR)
2,270,000	5.000	12/01/25	2,665,479

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds (Unrefunded-Cox Health) Series A (NR/A2)
$ 470,000	5.125%	11/15/23	$519,947
Missouri State Health & Educational Facilities Authority Health Facllities Revenue Bonds (Refunding-St. Luke’s Episcopal-Presbyterian Hospitals) Series B (A+/NR)
1,375,000	5.000	12/01/31	1,615,914
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series 2014 (AA/Aa2)
1,000,000	5.000	01/01/17	1,028,720
1,000,000	5.000	01/01/18	1,070,940
Missouri State Health & Educational Facilities Authority Revenue Bonds (BJC Health System) Series B (AA/Aa2)(c)
5,000,000	0.420	05/15/34	5,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Children’s Mercy Hospital) (A+/NR)
1,000,000	5.000	05/15/23	1,115,930
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding & Improvement-Webster University Project) Series 2011 (NR/A2)
2,000,000	5.000	04/01/22	2,319,740
2,000,000	5.000	04/01/25	2,314,620
Missouri State Health & Educational Facilities Authority Revenue Bonds (Refunding-Lake Regional Health System) (BBB+/NR)
2,000,000	5.000	02/15/19	2,177,320
Missouri State Health & Educational Facilities Authority Revenue Bonds (SSM Health Care) Series B (A+/NR)
1,000,000	5.000	06/01/21	1,150,670
1,000,000	4.500	06/01/25	1,109,360
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis College of Pharmacy) Series B (BBB/NR)
500,000	5.000	05/01/30	549,395
1,410,000	5.000	05/01/40	1,503,314
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Louis University) Series A (NR/A1)(c)
535,000	0.300	10/01/16	535,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (St. Lukes Health System) Series A (AGM) (AA/A1)
1,000,000	5.000	11/15/19	1,135,800
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Ascension Health Senior Credit Group) Series 2008 (AA+/Aa2)(c)
5,000,000	0.390	11/15/26	5,000,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-St. Louis University) Series B-1 (AAA/Aa2)(c)
300,000	0.300	10/01/35	300,000
Missouri State Health & Educational Facilities Authority Revenue Bonds (Variable-Washington University) Series B (JP Morgan Chase Bank NA) (AAA/Aaa)(c)
500,000	0.300	03/01/40	500,000

The accompanying notes are an integral part of these financial statements.	37

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Missouri State Highways & Transit Commission Road Revenue Bonds (Second Lien) (AAA/Aa1)(b)
$1,165,000	5.250%	05/01/17	$1,218,357
Missouri State Highways & Transit Commission State Road Revenue Bonds (First Lien) Series B (AAA/Aaa)(b)
4,350,000	5.000	05/01/16	4,350,000
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Courthouse Apartments LLC) Series 2009-1 (FHA) (AA+/NR)
610,000	5.250	07/01/42	639,933
Missouri State Housing Development Commission Multi Family Housing Revenue Bonds (Samantha Heights Apartments Project) Series 2 (FHA) (AA+/NR)
500,000	4.375	07/01/30	525,995
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Homeownership Loan Program) Series B-2 (GNMA/FNMA/FHLMC) (AA+/NR)
2,645,000	3.550	11/01/30	2,763,152
2,500,000	3.950	11/01/40	2,617,600
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program Market Bonds) Series E-1 (FHLMC) (AA+/NR)
322,000	3.950	05/01/21	332,069
385,000	3.950	11/01/21	397,039
Missouri State Housing Development Commission Single Family Mortgage Revenue Bonds (Special Homeownership Loan Program) (Non-AMT) Series E-4 (GNMA/FNMA/FHLMC) (AA+/NR)
265,000	3.600	11/01/23	281,414
410,000	3.750	05/01/24	437,285
340,000	3.800	05/01/25	359,965
Missouri State University Auxiliary Enterprise System Revenue Bonds (Refunding) Series A (A+/A1)
1,170,000	4.000	04/01/19	1,268,245
2,835,000	4.000	04/01/26	3,132,788
Monarch-Chesterfield MO Levee District Special Tax (NR/NR)(b)
3,425,000	4.000	03/01/17	3,516,653
Nodaway County MO Industrial Development Authority Educational Facilities Revenue Bonds (Variable-Northwest Foundation, Inc.) Series 2008 (AA-/NR)(c)
310,000	0.410	11/01/28	310,000
North Kansas City MO Levee District (Improvement) Series 2011 (A-/NR)
275,000	3.000	04/01/18	285,689
280,000	3.000	04/01/19	290,769
265,000	3.250	04/01/20	276,066
275,000	4.000	04/01/21	294,896
315,000	4.000	04/01/22	337,047
385,000	4.500	04/01/27	420,047
405,000	4.500	04/01/28	440,292
425,000	4.625	04/01/29	461,890
445,000	4.750	04/01/30	486,403

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
North Kansas City MO School District No. 74 Certificates of Participation Series 2015 (NR/Aa3)
$ 520,000	3.000%	09/01/17	$535,746
540,000	3.000	09/01/18	565,007
Northwest Missouri State University Revenue Bonds (Housing System) (NR/A3)
1,535,000	2.000	06/01/19	1,550,580
2,750,000	4.000	06/01/26	3,013,615
2,925,000	4.000	06/01/27	3,167,395
1,000,000	4.000	06/01/28	1,075,280
O’Fallon MO Certificates of Participation (NPFG) (NR/Aa3)
1,000,000	5.250	11/01/18	1,101,980
O’Fallon MO Special Obligation Revenue Bonds Series 2012 (AA-/NR)
1,135,000	4.000	11/01/22	1,245,685
OTC Public Building Corp. MO Build America Bonds Revenue Bonds Series 2010 (AGM) (AA/NR)
1,000,000	6.400	03/01/30	1,124,530
OTC Public Building Corp. MO Leasehold Revenue Bonds (Refunding-Ozarks Technical Community College) (AGM) (AA/NR)
1,500,000	5.000	03/01/19	1,656,075
Ozark MO Certificates of Participation Series 2014 (A+/NR)
500,000	5.000	09/01/44	554,885
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (AGM) (AA+/A2)
440,000	5.000	03/01/22	454,898
Ozark MO Reorganized School District No. R-6 GO Bonds (Direct Deposit Program) (Refunding & Improvement) Series 2015 (AA+/NR)
1,000,000	4.000	03/01/30	1,102,330
1,000,000	4.000	03/01/34	1,081,310
1,500,000	4.000	03/01/35	1,616,130
Platte County MO Industrial Development Authority Transportation Revenue Bonds (Refunding & Improvement-Zona Rosa Retail Project) (AA-/NR)
435,000	5.000	12/01/18	463,819
850,000	5.000	12/01/20	906,032
Platte County MO R-3 School District Building Corp. Leasehold Revenue Bonds (School Project) (AA-/NR)
1,000,000	4.000	04/01/23	1,126,960
550,000	4.000	04/01/28	595,672
800,000	4.000	04/01/29	858,240
1,475,000	4.000	04/01/30	1,576,539
Republic MO Special Obligation Revenue Bonds (A/NR)
150,000	2.650	05/01/16	150,000
330,000	2.500	08/01/16	331,469
125,000	3.000	05/01/17	127,711
345,000	3.000	08/01/17	354,401
150,000	3.150	05/01/18	155,469
360,000	3.000	08/01/18	373,151
150,000	3.300	05/01/19	155,189
250,000	3.500	05/01/20	259,375
300,000	3.750	05/01/21	314,223
325,000	3.875	05/01/22	340,418

38	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Rolla MO Certificates of Participation Series B (A+/NR)
$ 225,000	3.150%	07/01/27	$229,678
410,000	3.450	07/01/32	417,745
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)(b)
1,035,000	3.000	09/01/16	1,043,487
Saint Charles MO GO Bonds (Neighborhood Improvement District-Phase Two) Series B (NR/Aa2)(b)
645,000	3.000	09/01/16	650,289
Saint Louis MO Airport Revenue Bonds (Lambert-St. Louis International Airport) Series 2005 (NPFG) (AA-/A3)
2,135,000	5.500	07/01/28	2,720,417
Saint Louis MO Parking Revenue Bonds (Prerefunded) Series A (NPFG) (NR/A1)(b)
915,000	5.000	12/15/16	939,861
Saint Louis MO Parking Revenue Bonds (Unrefunded) Series A (NPFG) (NR/A1)
360,000	5.000	12/15/22	369,418
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series 2012 (AA+/NR)
3,000,000	4.000	04/01/23	3,434,460
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series A (AA+/NR)
1,300,000	4.000	04/01/23	1,488,266
Saint Louis MO Special Administrative Board of the Transitional School District GO Bonds (Direct Deposit Program) Series B (AA+/NR)
2,675,000	4.000	04/01/24	2,989,794
Springfield MO Public Building Corp. Leasehold Revenue Bonds (Taxable Improvement-Branson National Airport) (NR/Aa2)
540,000	6.750	03/01/28	594,427
575,000	6.850	03/01/29	631,793
Springfield MO Public Building Corp. Revenue Bonds (AMT-Springfield Branson Airport) Series B (AMBAC) (NR/Aa2)
400,000	5.000	07/01/16	402,652
Springfield MO Public Utility Revenue Bonds (Refunding) Series 2015 (AA+/NR)
1,310,000	4.000	08/01/31	1,471,209
Springfield MO Special Obligation Revenue Bonds (College Station Garage Project) Series A (NR/Aa3)
190,000	4.500	11/01/18	200,433
530,000	4.500	11/01/19	558,450
610,000	4.500	11/01/20	642,653
645,000	4.750	11/01/21	681,810
685,000	4.750	11/01/22	723,990
Springfield MO Special Obligation Revenue Bonds (Heers Garage Project) Series B (NR/Aa3)
385,000	4.750	11/01/21	406,972
405,000	4.750	11/01/22	428,053

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
Springfield MO Special Obligation Revenue Bonds (Sewer Systems Improvement Project) Series 2012 (NR/Aa2)
$1,275,000	5.000%	04/01/22	$1,537,612
1,340,000	5.000	04/01/23	1,612,623
St. Charles County MO Public Water Supply District No. 2 Certificates of Participation (AA/NR)
2,115,000	4.000	12/01/20	2,115,000
100,000	5.200	12/01/31	100,000
St. Charles MO Certificates of Participation Build America Bonds Series B (NR/Aa3)
1,250,000	5.650	02/01/30	1,339,275
St. Charles MO Certificates of Participation Series 2012 (NR/A1)
1,000,000	3.000	05/01/22	1,035,390
St. Joseph MO Industrial Development Authority Special Obligation Revenue Bonds (Refunding) (Sewer System Improvements Project) Series B (A+/NR)
1,085,000	5.000	04/01/26	1,321,682
St. Louis County MO Industrial Development Authority Health Facilities Revenue Bonds (Refunding-Ranken Jordan Project) (NR/NR)
515,000	5.000	11/15/16	518,991
St. Louis County MO Library District Certificates of Participation (AA/Aa2)
1,855,000	4.000	04/01/25	2,100,917
1,930,000	4.000	04/01/26	2,162,005
2,010,000	4.000	04/01/27	2,225,713
St. Louis County MO Parkway School District No. C-2 GO Bonds (Refunding & Improvement) (AAA/NR)
400,000	3.250	03/01/19	427,664
St. Louis County MO Parkway School District No. C-2 GO Bonds Series B (AAA/NR)
1,000,000	4.000	03/01/32	1,125,690
St. Louis County MO Regional Convention & Sports Complex Authority Revenue Bonds (Refunding-Convention & Sports Facilities) Series B (AA/NR)
875,000	5.000	08/15/20	1,011,334
St. Louis County MO Special Obligation Revenue Bonds Series 2009 (AA/Aa2)
1,500,000	3.000	05/15/17	1,536,615
St. Louis County MO Special School District Certificates of Participation (Lease) Series B (AA/NR)
1,735,000	4.000	04/01/26	1,935,635
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series 2012 (AMT) (A-/A3)
1,280,000	5.000	07/01/23	1,468,634
St. Louis MO Airport Revenue Bonds (Refunding-Lambert International Airport) Series B (AMT) (AGM) (AA/A2)
2,000,000	5.000	07/01/24	2,091,400
St. Louis MO Junior College District Building Corp. Leasehold Revenue Bonds (Refunding) (AA/NR)
750,000	3.000	04/01/21	800,467
800,000	3.000	04/01/22	857,288
800,000	3.000	04/01/23	851,720

The accompanying notes are an integral part of these financial statements.	39

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Missouri – (continued)
St. Louis MO Muni Finance Corp. (Refunding-Carnahan Court House) Series A (A/NR)
$2,710,000	5.000%		02/15/27	$3,384,465
St. Louis MO Special Administrative Board Transitional School District GO Bonds (Direct Deposit Program) (AA+/NR)(b)
4,250,000	5.000		04/01/18	4,593,272
St. Peters MO Certificates of Participation (Refunding) Series 2013 (NR/A1)
695,000	3.250		05/01/21	738,062
Truman MO State University Housing Society Revenue Bonds (Refunding-Revenue) Series 2016 (NR/A1)
865,000	3.000		06/01/25	917,246
Truman State University MO Housing System Revenue Bonds (Refunding) (NR/A1)
765,000	4.000		06/01/21	845,111
Valley Park MO School District Educational Facilities Authority Leasehold Revenue Bonds (Refunding) (A+/NR)
300,000	2.750		03/01/17	304,950
345,000	3.000		03/01/18	359,235
360,000	3.000	(b)	03/01/18	374,854
385,000	3.150	(b)	03/01/18	401,928
700,000	3.300	(b)	03/01/18	732,683
Wentzville MO Certificates of Participation (Refunding) Series 2015 (NR/Aa3)
1,160,000	4.000		08/01/25	1,337,921
1,000,000	4.000		08/01/26	1,137,210
Wentzville MO School District No. 4 (Refunding) (Direct Deposit Program) Series 2016 (NR/NR)(a)
2,000,000	0.000		03/01/26	1,584,020
2,095,000	0.000		03/01/27	1,592,032
Wentzville R-IV School District MO Lease Certificates of Participation Series 2012 (NR/Aa3)
340,000	3.000		04/01/17	347,256
560,000	3.000		04/01/18	583,934
1,270,000	3.250		04/01/21	1,331,900
Wentzville R-IV School District MO Lease Certificates of Participation Series 2015 (NR/Aa3)
565,000	5.000		04/01/24	698,176
990,000	4.000		04/01/25	1,135,708
Willard MO Certificates of Participation (Parks & Recreation Project) Series B (A-/NR)(b)
625,000	6.625		06/01/17	664,862
Wright City MO Industrial Revenue Bonds (Variable-Watlow Process System, Inc.) Series 2002 (A/NR)(c)
600,000	0.540		04/01/32	600,000

				297,014,688

New Hampshire – 1.0%
New Hampshire Health & Education Facilities Authority Revenue Bonds (Concord Hospital) Series A (NR/A2)
1,340,000	4.000		10/01/22	1,517,657
1,750,000	4.000		10/01/33	1,858,640

				3,376,297

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
New Jersey(c) – 1.8%
New Jersey State Economic Development Authority Revenue Bonds School Facilities Construction (Refunding) Series F (A-/A3)
$6,000,000	2.204%	02/01/18	$5,993,220

Pennsylvania – 0.3%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
1,000,000	5.000	10/01/25	1,136,380

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $314,302,798)			$330,781,920

Shares	Description		Value
Investment Company – 2.2%
T. Rowe Price Tax-Free High Yield Fund (NR/NR)
627,803			$7,634,081
(Cost $7,000,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 2.1%
Repurchase Agreement – 2.1%
State Street Bank & Trust Co.
$7,077,000	0.010%	05/02/16	$7,077,000
Maturity Value: $7,077,000
(Cost $7,077,000)

TOTAL INVESTMENTS – 101.7%
(Cost $328,379,798)			$345,493,001

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.7)%			(5,741,736)

NET ASSETS – 100.0%			$339,751,265

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(b)	Prerefunded security. Maturity date disclosed is prerefunding date.
(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2016.
(d)	Repurchase agreement was entered into on April 29, 2016. This agreement was fully collateralized by $6,920,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $7,219,781.
Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

40	The accompanying notes are an integral part of these financial statements.

COMMERCE MISSOURI TAX-FREE INTERMEDIATE BOND FUND

Investment Abbreviations:
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
FGIC	—Insured by Financial Guaranty Insurance Co.
FHA	—Insured by Federal Housing Administration
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NPFG	—National Public Finance Guarantee
NR	—Not Rated
Radian	—Insured by Radian Asset Assurance
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 04/30/2016	AS OF 10/31/15

Lease	24.1%	21.6%
Hospital	15.8	12.2
General Obligation	13.7	16.8
Education	11.3	12.6
Prerefunded/Escrow to Maturity	10.3	6.9
Limited Tax	8.9	11.8
Water/Sewer	4.8	4.6
Transportation	2.9	3.1
Investment Company	2.2	2.4
Single Family Housing	2.1	2.5
Power	1.9	2.0
Not For Profit	0.6	0.7
Crossover	0.5	1.1
Multi Family Housing	0.3	0.4
Industrial Development Revenue Bonds and Pollution Control Revenue	0.2	—
Short-term Investment	2.1	0.5

TOTAL INVESTMENTS	101.7%	99.2%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	41

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – 92.4%
Arizona – 0.4%
Arizona Healthcare & Education Facilities Authority Revenue Bonds (Kirksville College) (A-/NR)
$ 450,000	5.000%	01/01/25	$506,025

California(a) – 1.8%
Burbank CA Unified School District GO Bonds Capital Appreciation Election of 1997 Series C (NPFG) (FGIC) (AA-/A3)
670,000	0.000	07/01/27	512,275
San Marcos Unified School District GO Bonds (Capital Appreciation) (AA-/Aa3)
2,275,000	0.000	08/01/24	1,899,625

			2,411,900

Illinois(a) – 0.3%
Will County IL Community Unit School District No. 201 Crete-Monee GO Bonds (Capital Appreciation) Series 2004 (NPFG) (FGIC) (AA-/A3)
500,000	0.000	11/01/19	461,625

Kansas – 84.5%
Allen County KS Public Building Community Revenue Bonds (Allen County Hospital Project) Series 2012 (A/NR)
1,090,000	5.000	12/01/27	1,259,975
1,140,000	5.000	12/01/28	1,314,032
1,195,000	5.000	12/01/29	1,361,858
Blue Valley KS Recreation Commission Certificates of Participation (Recreation Facilities) (AGM) (AA/Aa2)
800,000	4.000	10/01/27	895,056
Bourbon County KS Unified School District No. 234-Fort Scott GO Bonds Series 2014 (A/NR)
900,000	5.000	09/01/23	1,094,724
Burlington KS Pollution Control Revenue Bonds (Refunding Gas & Electric) (NPFG) (AA-/A2)
190,000	4.850	06/01/31	190,498
Butler County KS Unified School District No. 490 GO Bonds (Refunding-School Building) Series A (AA-/NR)
500,000	5.000	09/01/18	546,690
Chisholm Creek Utility Authority KS Water and Wastewater Facilities Revenue Bonds (Refunding) (AMBAC) (NR/WR)
1,000,000	5.250	09/01/24	1,202,990
City of Abilene KS Public Building Commission Revenue Bonds Series 2011 (AA-/NR)
595,000	4.150	12/01/27	644,915
City of Manhattan KS Hospital Revenue Bonds (Refunding-Mercy Regional Hospital Center, Inc.) Series 2013 (A+/NR)
1,000,000	4.000	11/15/16	1,017,820
2,000,000	5.000	11/15/29	2,266,020
City of McPherson KS Water System Revenue Bonds Series 2012 (Refunding) (A+/NR)
235,000	3.000	10/01/17	242,224
500,000	3.000	10/01/18	517,430
655,000	4.000	10/01/19	707,839
Coffeyville Public Building Commission Health Care Facilities Revenue Bonds Regional Medical Center (Refunding) Series 2012 (A+/NR)
1,115,000	3.000	08/01/18	1,130,643

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
County of Shawnee KS Certificates of Participation First Responders Communications Projects Series 2012 (NR/Aa3)
$1,145,000	4.000%	09/01/26	$1,253,844
Cowley County KS Unified School District No. 470 Arkansas City GO Bonds (Refunding) (A-/NR)
235,000	4.000	09/01/18	244,384
Dodge City KS Industrial Revenue Bonds (Dodge City Community College Activity Center) Series 2014 (A+/NR)
735,000	2.000	07/15/17	745,841
Dodge City KS Revenue Bonds (Refunding & Improvement) Series B (A+/NR)
1,815,000	4.000	09/01/20	2,011,528
Finney County Unified School District No. 457 GO Bonds (Refunding) Series A (A+/NR)
1,530,000	4.000	09/01/30	1,721,357
Franklin County KS Unified School District No. 290 GO Bonds Series A (NR/A1)
1,720,000	5.000	09/01/32	2,067,715
750,000	5.000	09/01/40	873,847
Harvey County KS Unified School District No. 373 Newton GO Bonds (Refunding) Series 2014 (A+/NR)
550,000	2.000	09/01/17	558,387
Johnson & Miami County KS Unified School District No. 230 GO Bonds (Refunding) Series 2016 (NR/Aa3)
1,000,000	3.000	09/01/18	1,048,680
1,000,000	5.000	09/01/26	1,277,100
1,000,000	3.500	09/01/30	1,084,670
Johnson County KS Park & Recreation District Certificates of Participation Series A (NR/Aa2)
1,000,000	4.000	09/01/23	1,147,050
Johnson County KS Public Building Commission Lease Purchase Revenue Bonds (Refunding) Series C (AAA/Aaa)
750,000	4.000	09/01/18	805,350
500,000	4.000	09/01/20	561,750
Johnson County KS Unified School District No. 229 GO Bonds Series A (AA+/Aaa)
945,000	4.000	10/01/23	1,037,119
Johnson County KS Unified School District No. 231 GO Bonds (Improvement) Series 2013-A (AA-/NR)
2,395,000	5.000	10/01/22	2,895,555
Johnson County KS Unified School District No. 231 GO Bonds (Prerefunded-Refunding & Improvement) Series B (AMBAC) (NR/NR)(b)
650,000	5.000	10/01/16	661,856
Johnson County KS Unified School District No. 231 GO Bonds (Refunding & Improvement) Series A (FGIC) (AA-/A3)
500,000	6.000	10/01/16	511,055
Johnson County KS Unified School District No. 231 GO Bonds (Unrefunded) (Refunding & Improvement) Series B (AMBAC) (AA-/NR)
275,000	5.000	10/01/22	280,473
Johnson County KS Unified School District No. 233 GO Bonds (Refunding & Improvement) Series C (AA/Aa2)
500,000	5.000	09/01/27	593,690

42	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Johnson County KS Unified School District No. 512 Shawnee Mission GO Bonds (Refunding) Series A (NR/Aaa)
$1,000,000	4.000%	10/01/35	$1,117,930
Junction City KS GO Bonds (Refunding Water & Sewer System) Series B (A+/NR)
825,000	5.500	09/01/36	981,552
Junction City KS GO Bonds (Refunding) Series A (A+/NR)
560,000	5.000	09/01/18	612,024
600,000	5.000	09/01/33	696,312
600,000	5.000	09/01/34	695,316
Kansas Development Finance Authority Revenue Bonds (Wichita University Project) Series A (NR/Aa3)
525,000	3.000	06/01/23	547,538
Kansas Development Finance Authority Revenue Bonds (Wichita University Union Corporation Student Housing Project) Series F-1 (NR/Aa3)
1,000,000	5.000	06/01/24	1,173,080
790,000	5.250	06/01/42	906,730
Kansas Power Pool Electric Utility Revenue Bonds (Dogwood Energy Facilities) Series A (NR/A3)
500,000	5.000	12/01/19	566,475
Kansas State Department of Transportation Revenue Bonds Series C-2 (AAA/Aa2)(c)
3,000,000	0.390	09/01/22	3,000,000
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series L (NR/A2)
1,750,000	5.000	11/15/20	1,756,037
Kansas State Development Finance Authority Health Facilities Revenue Bonds (Hays Medical Center, Inc.) Series Q (NR/A2)
750,000	5.000	05/15/35	818,850
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) (AA-/Aa2)
1,000,000	5.500	11/15/23	1,167,860
Kansas State Development Finance Authority Hospital Revenue Bonds (Adventist Health) Series D (AA-/Aa2)
800,000	5.000	11/15/24	855,968
Kansas State Development Finance Authority Revenue Bonds (Athletic Facilities) Series A-1 (A-/A1)
500,000	4.875	07/01/27	503,480
1,425,000	5.250	07/01/31	1,435,759
Kansas State Development Finance Authority Revenue Bonds (Department of Commerce) Series K (AA-/A3)
2,000,000	3.500	06/01/23	2,103,700
Kansas State Development Finance Authority Revenue Bonds (Health Facilities) Series F (NR/A2)
1,000,000	5.000	11/15/26	1,112,250
Kansas State Development Finance Authority Revenue Bonds (Kansas Project) Series M-1 (AA-/Aa3)
500,000	5.000	11/01/16	510,960
1,500,000	5.000	11/01/20	1,709,820
2,000,000	5.000	11/01/27	2,271,620
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series E-1 (AA-/Aa3)
700,000	5.000	11/01/22	812,980

Principal Amount	Interest Rate		Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Kansas State Development Finance Authority Revenue Bonds (Kansas State Projects) Series K (NPFG) (AA-/Aa3)(b)
$1,000,000	5.250%		11/01/17	$1,064,310
Kansas State Development Finance Authority Revenue Bonds (Sisters of Charity of Leavenworth) Series A (AA-/Aa3)
3,340,000	5.250		01/01/25	3,814,948
Kansas State Development Finance Authority Revenue Bonds (University Projects) Series A (AA-/Aa2)
2,000,000	4.000		03/01/31	2,192,580
Kansas State Development Finance Authority Revenue Bonds (Water Pollution Control Revolving Fund II) (AAA/Aaa)
280,000	5.500		05/01/17	294,546
Kansas State Development Finance Authority Revenue Bonds Series G (AA-/Aa3)
1,000,000	5.000		04/01/30	1,172,930
Leavenworth County KS Unified School District No. 453 GO Bonds (Refunding & Improvement) Series A (AGM) (NR/Aa3)(b)
1,455,000	5.250		09/01/19	1,651,076
Leavenworth County KS Unified School District No. 458 GO Bonds (Refunding & Improvement) Series A (NR/Aa3)(b)
1,415,000	5.250		09/01/19	1,608,176
Leavenworth County KS Unified School District No. 464 GO Bonds (Refunding & Improvement) Series B (NR/A1)
500,000	4.000		09/01/26	554,845
Lyons KS Public Building Commission Revenue Bonds (A+/NR)
315,000	5.000		10/01/23	344,588
Miami County Unified School District No. 416 Louisburg, KS GO Bonds (Refunding & Improvement) (NPFG) (AA-/A3)
365,000	5.000	(b)	09/01/16	370,362
1,285,000	5.000		09/01/17	1,303,324
Olathe KS Health Facilities Revenue Bonds (Medical Center Project) Series 2008 (A+/NR)
1,195,000	5.125		09/01/21	1,268,050
Overland Park KS GO Bonds (Internal Improvement) Series A (AAA/Aaa)
1,070,000	3.000		09/01/19	1,144,525
Pratt County KS Public Building Commission Revenue Bonds (AA-/NR)
300,000	5.000		12/01/19	334,857
400,000	5.000		12/01/20	455,776
Reno County KS Unified School District No. 308 Hutchinson GO Bonds Series A (NPFG) (NR/Aa3)
500,000	4.500		09/01/22	522,430
Reno County KS Unified School District No. 313 GO Bonds Series A (NR/A2)
1,930,000	4.000		09/01/26	2,129,639
Riley County KS Unified School District No. 383 GO Bonds (Refunding) Series 2016 (NR/Aa2)
2,000,000	3.000		09/01/30	2,084,900
Sedgwick County KS Public Building Commission Revenue Bonds (Technical Education Complex Project) Series 2008-1 (NR/Aaa)
1,000,000	5.250		08/01/18	1,093,490

The accompanying notes are an integral part of these financial statements.	43

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Schedule of Investments (continued)

April 30, 2016 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
Sedgwick County KS Unified School District No. 260 GO Bonds (Refunding) Series 2016 (NR/Aa3)
$1,000,000	4.000%	10/01/30	$1,175,230
1,000,000	4.000	10/01/31	1,175,400
Sedgwick County KS Unified School District No. 261 GO Bonds (Prerefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)(b)
1,475,000	5.000	11/01/17	1,563,264
Sedgwick County KS Unified School District No. 261 GO Bonds (Unrefunded-Refunding & School Improvement) Series 2007 (AGM) (AA/NR)
25,000	5.000	11/01/32	26,592
Sedgwick County KS Unified School District No. 262 GO Bonds (Refunding) Series 2015 (A+/NR)
800,000	4.000	09/01/25	918,816
1,500,000	4.000	09/01/26	1,700,670
Sedgwick County KS Unified School District No. 265 GO Bonds (Refunding) Series B (NR/Aa3)
1,300,000	4.000	10/01/29	1,477,710
Sedwick & Shawnee County KS Single Family Mortgage Revenue Bonds (Mortgage Backed Securities Program) AMT Series B-3 (FHLMC/FNMA/GNMA) (NR/Aa1)
360,000	5.250	12/01/38	375,077
Seward County KS Unified School District No. 480 GO Bonds (Refunding & Improvement) (A+/A1)
1,000,000	5.000	09/01/23	1,207,510
Shawnee County KS Certificates of Participation (Refunding) Series B (NR/Aa3)
845,000	3.000	09/01/20	906,322
Shawnee County KS Certificates of Participation Health Agency Parks & Recreation Projects (NR/A1)
200,000	3.750	09/01/18	213,658
Shawnee County KS Certificates of Participation Series 2015 (NR/Aa3)
485,000	4.000	09/01/30	539,616
1,000,000	4.000	09/01/31	1,105,640
1,065,000	5.000	09/01/32	1,285,199
Shawnee County KS GO Bonds (Refunding) Series 2015 (NR/Aa2)
435,000	3.000	09/01/22	477,813
450,000	3.000	09/01/23	496,980
490,000	3.000	09/01/25	542,479
Shawnee County KS Unified School District No. 345 Seaman GO Bonds (Commercial Mortgage Backed Securities-Refunding-Improvement) Series A (NR/Aa3)(a)
2,000,000	0.000	09/01/23	1,741,240
Topeka KS Public Building Commission Revenue Bonds (Refunding 10th & Jackson Project) Series A (NPFG) (AA-/A3)
35,000	5.000	06/01/16	35,118
1,000,000	5.000	06/01/23	1,102,400
Topeka KS Public Building Commission Revenue Bonds (Refunding Department of Social and Rehabilitation Project) Series B (NPFG) (AA-/A3)
300,000	5.000	06/01/23	330,720
475,000	5.000	06/01/24	523,536

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
Kansas – (continued)
University of Kansas Hospital Authority Health Facilities Revenue Bonds (Refunding & Improvement) (Kansas University Health System) (A+/NR)
$ 530,000	5.000%	09/01/29	$638,120
Washburn University KS Revenue Bonds Series 2014 (Refunding) (NR/A1)
435,000	3.000	07/01/20	466,664
460,000	3.000	07/01/22	501,570
Wichita KS GO Bonds (AMT-Airport) Series C (AA+/Aa1)
590,000	5.000	12/01/25	720,520
Wichita KS Water & Sewer Utility Revenue Bonds (Refunding) Series B (AA-/NR)
415,000	4.000	10/01/26	478,939
Wyandotte County Kansas City KS Unified Government Utility System Revenue Bonds Series A (BHAC) (AA+/Aa1)
1,000,000	5.000	09/01/24	1,107,290
Wyandotte County KS School District No. 500 GO Bonds (Refunding) (AA-/Aa2)
1,405,000	4.000	09/01/20	1,578,517
Wyandotte County KS Unified Government Utility System (Refunding & Improvement) Revenue Bonds Series 2011-A (A+/NR)
1,400,000	5.000	09/01/20	1,624,826
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Refunding-Sales Tax-KS International Speedway Corp. Project) Series 2014 (A+/NR)
300,000	5.000	12/01/16	307,389
400,000	5.000	12/01/17	425,784
Wyandotte County-Kansas City Unified Government Special Obligation Revenue Bonds (Sub Lien-Redevelopment Project Area) (Refunding) Series B (AA-/NR)
455,000	5.000	12/01/16	466,607

			111,772,774

Louisiana – 1.8%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds (Woman’s Hospital Foundation) Series A (A/A3)
2,000,000	5.500	10/01/25	2,340,000

Maryland – 1.0%
Montgomery County MD Housing Opportunities Commission Manufacturing & Reconstruction Development Revenue Bonds Series A-1 (NR/Aaa)
1,285,000	4.000	07/01/45	1,329,474

Massachusetts – 0.2%
Massachusetts Educational Financing Authority Education Loan Revenue Bonds (Issue I) Series A (AA/NR)
240,000	5.300	01/01/30	258,643

Pennsylvania – 0.5%
Delaware County Authority University Revenue Bonds for Neumann University (BBB/NR)
605,000	5.000	10/01/25	687,510

44	The accompanying notes are an integral part of these financial statements.

COMMERCE KANSAS TAX-FREE INTERMEDIATE BOND FUND

Principal Amount	Interest Rate	Maturity Date	Value
Municipal Bond Obligations – (continued)
South Carolina(b) – 1.2%
Kershaw County SC Public School Foundation Installment Power Revenue Bonds (School District Project) (AGC) (AA/A3)
$ 500,000	5.000%	12/01/16	$512,725
South Carolina Transportation Infrastructure Bank Revenue Bonds Series A (XLCA) (NR/A1)
1,000,000	5.000	10/01/16	1,018,450

			1,531,175

Washington — 0.7%
Washington State Health Care Facilities Authority Revenue Bonds (Overlake Hospital Medical Center) (A/A2)
750,000	5.250	07/01/25	866,895

TOTAL MUNICIPAL BOND OBLIGATIONS
(Cost $115,542,552)			$122,166,021

Shares	Description		Value
Investment Company – 2.1%
T. Rowe Price Tax-Free High Yield Fund
233,184			2,835,516
(Cost $2,600,000)

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(d) – 6.2%
Repurchase Agreement – 6.2%
State Street Bank & Trust Co.
$8,229,000	0.010%	05/02/16	8,229,000
Maturity Value: $8,229,000
(Cost $8,229,000)

TOTAL INVESTMENTS – 100.7%
(Cost $126,371,552)			$133,230,537

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.7)%			(951,952)

NET ASSETS – 100.0%			$132,278,585

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(b)	Prerefunded security. Maturity date disclosed is prerefunding date.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at April 30, 2016.

(d)	Repurchase agreement was entered into on April 29, 2016. This agreement was fully collateralized by $8,050,000 U.S. Treasury Note, 2.125%, due 01/31/21 with a market value of $8,398,734.

Security ratings disclosed, if any, are issued by Standard & Poor’s Ratings Services/Moody’s Investors Service and are unaudited. A description of the ratings is available in the Fund’s Statement of Additional Information.

Investment Abbreviations:
AGC	—Insured by Assured Guaranty Corp.
AGM	—Insured by Assured Guaranty Municipal Corp.
AMBAC	—Insured by American Municipal Bond Assurance Corp.
AMT	—Alternative Minimum Tax
BHAC	—Berkshire Hathaway Assurance Corp.
FGIC	—Insured by Financial Guaranty Insurance Co.
FHLMC	—Federal Home Loan Mortgage Corp.
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GO	—General Obligation
NPFG	—National Public Finance Guarantee
NR	—Not Rated
WR	—Withdrawn Rating
XLCA	—Insured by XL Capital Assurance, Inc.

PORTFOLIO COMPOSITION

	AS OF 04/30/2016	AS OF 10/31/15

General Obligation	35.7%	31.2%
Hospital	16.5	18.5
Lease	15.4	12.2
Prerefunded/Escrow to Maturity	6.8	7.2
Education	6.7	4.9
Water/Sewer	2.6	2.9
Transportation	2.3	3.3
Limited Tax	2.3	8.1
Investment Company	2.1	2.4
Power	1.7	5.4
Multi Family Housing	1.0	—
Crossover	0.9	1.1
Single Family Housing	0.3	0.3
Student	0.2	0.2
Short-term Investment	6.2	1.4

TOTAL INVESTMENTS	100.7%	99.1%

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets. Underlying investment categories of investment companies held by the Fund are not reflected in the table above. Consequently, the Fund’s overall investment category allocations may differ from the percentages contained in the table above.

The Fund is actively managed and, as such, its composition may differ over time.

The accompanying notes are an integral part of these financial statements.	45

COMMERCE FUNDS

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Assets:
Investments at value (identified cost $58,299,240, $185,426,771, $71,594,038, $1,026,195,393, $97,048,998, $314,668,935, $328,379,798 and $126,371,552, respectively)	$72,718,616	$209,077,497	$83,940,650
Cash	710	455	409
Receivables:
Interest and dividends	39,865	323,028	11,367
Fund shares sold	48,355	623,478	131,005
Investments sold	—	—	1,347,616
Reimbursement from adviser	—	6,098	—
Other	824	11,611	3,240
Total Assets	72,808,370	210,042,167	85,434,287

Liabilities:
Payables:
Investments purchased	—	—	—
Dividends	—	—	—
Fund shares redeemed	18,520	214,954	20,185
Advisory fees	23,941	50,684	34,156
Deferred trustee fees	37,588	36,243	19,773
Administrative fees	8,679	24,497	9,905
Accrued expenses	49,687	69,614	39,409
Total Liabilities	138,415	395,992	123,428

Net Assets:
Paid-in capital	55,207,783	185,061,325	70,108,170
Undistributed (distributions in excess of) net investment income	308,224	306,249	160,502
Accumulated net realized gain (loss)	2,734,572	627,875	2,695,575
Net unrealized gain on investments	14,419,376	23,650,726	12,346,612
Net Assets	$72,669,955	$209,646,175	$85,310,859

Shares Outstanding/Net Asset Value
Total shares outstanding, no par value (unlimited number of shares authorized):	2,690,573	7,160,922	2,508,946
Net asset value (net assets/shares outstanding)	$27.01	$29.28	$34.00

46	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$1,062,852,209	$99,152,423	$327,522,689	$345,493,001	$133,230,537
3,027,136	725	31	816	323

7,590,743	352,888	3,662,110	3,033,631	1,202,557
2,662,914	21,260	544,735	288,508	536,306
—	—	—	—	—
—	15,438	—	—	10,234
54,378	5,935	14,878	14,482	5,751
1,076,187,380	99,548,669	331,744,443	348,830,438	134,985,708

981,218	—	8,774,590	8,190,335	2,329,370
2,046,484	78,345	536,182	563,860	208,181
539,541	7,016	34,828	47,572	31,559
324,879	40,702	94,327	97,910	50,094
204,431	39,334	60,867	72,711	26,362
126,626	11,814	38,070	40,149	15,660
160,213	49,693	60,056	66,636	45,897
4,383,392	226,904	9,598,920	9,079,173	2,707,123

1,040,390,187	102,466,454	307,868,114	328,373,387	126,246,122
(8,311,294)	(729,328)	364,939	95,504	30,562
3,068,279	(4,518,786)	1,058,716	(5,830,829)	(857,084)
36,656,816	2,103,425	12,853,754	17,113,203	6,858,985
$1,071,803,988	$99,321,765	$322,145,523	$339,751,265	$132,278,585

53,355,804	5,705,966	16,158,779	17,142,373	6,707,551
$20.09	$17.41	$19.94	$19.82	$19.72

The accompanying notes are an integral part of these financial statements.	47

COMMERCE FUNDS

Statements of Operations

For the Six Months Ended April 30, 2016 (Unaudited)

	Growth Fund	Value Fund	MidCap Growth Fund
Investment Income:
Interest	$47	$155	$118
Dividends	610,279	3,339,248	463,763
Total Investment Income	610,326	3,339,403	463,881

Expenses:
Advisory fees	139,298	284,202	175,319
Administration fees	50,496	137,364	50,843
Custody and accounting fees	23,530	25,007	24,255
Transfer Agent fees	21,464	90,630	17,016
Professional fees	14,578	21,222	13,543
Registration fees	12,815	15,423	12,629
Shareowner servicing fees	7,313	101,365	701
Trustee fees	2,595	7,085	2,454
Printing and mailing fees	2,369	7,819	1,856
Other	10,304	15,479	9,025
Total Expenses	284,762	705,596	307,641
Less — expense reductions	—	(42,458)	—
Net Expenses	284,762	663,138	307,641
Net Investment Income	325,564	2,676,265	156,240

Realized and unrealized gain (loss)
Net realized gain (loss)	2,822,624	1,132,478	2,736,491
Net change in unrealized gain (loss)	(1,371,612)	5,187,951	(553,779)
Net realized and unrealized gain	1,451,012	6,320,429	2,182,712
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,776,576	$8,996,694	$2,338,952

48	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Bond Fund	Short-Term Government Fund	National Tax-Free Intermediate Bond Fund	Missouri Tax-Free Intermediate Bond Fund	Kansas Tax-Free Intermediate Bond Fund

$18,577,471	$826,719	$4,167,401	$4,848,520	$1,734,398
115,113	—	118,502	150,821	56,020
18,692,584	826,719	4,285,903	4,999,341	1,790,418

1,905,728	240,542	551,604	577,110	291,446
730,383	69,833	218,985	233,779	89,840
97,200	33,521	49,749	51,076	31,244
66,394	14,601	17,075	22,254	14,314
73,370	16,415	29,220	30,402	17,968
25,602	13,032	12,614	14,409	13,140
357,636	12,522	19,633	59,654	19,207
33,826	3,709	10,155	10,970	4,164
26,343	3,412	7,660	8,635	3,151
41,778	10,752	16,943	18,892	10,758
3,358,260	418,339	933,638	1,027,181	495,232
—	(90,845)	—	—	(61,520)
3,358,260	327,494	933,638	1,027,181	433,712
15,334,324	499,225	3,352,265	3,972,160	1,356,706

3,069,968	(55,830)	1,514,760	165,670	118,768
6,529,829	129,735	4,575,957	4,519,634	1,528,760
9,599,797	73,905	6,090,717	4,685,304	1,647,528
$24,934,121	$573,130	$9,442,982	$8,657,464	$3,004,234

The accompanying notes are an integral part of these financial statements.	49

COMMERCE FUNDS

Statements of Changes in Net Assets

	Growth Fund		Value Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Fiscal Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Fiscal Year Ended October 31, 2015
From Operations:
Net investment income	$325,564	$578,236	$2,676,265	$5,969,486
Net realized gain	2,822,624	7,410,719	1,132,478	20,591,339
Net change in unrealized gain	(1,371,612)	(1,847,554)	5,187,951	(20,330,434)
Net increase in net assets resulting from operations	1,776,576	6,141,401	8,996,694	6,230,391

Distributions to Shareholders:
From net investment income	(549,518)	(635,572)	(2,759,661)	(5,873,184)
From net realized gains	(7,404,370)	(16,926,544)	(20,357,319)	(6,705,421)
Total distributions to shareholders	(7,953,888)	(17,562,116)	(23,116,980)	(12,578,605)

From Share Transactions:
Proceeds from sales of shares	8,533,543	16,955,282	37,138,514	37,673,012
Reinvestment of distributions	2,666,416	6,345,334	12,594,436	6,917,756
Cost of shares redeemed	(7,799,258)	(11,930,692)	(25,762,353)	(75,771,897)
Net increase (decrease) in net assets resulting from share transactions	3,400,701	11,369,924	23,970,597	(31,181,129)
TOTAL INCREASE (DECREASE)	(2,776,611)	(50,791)	9,850,311	(37,529,343)

Net Assets:
Beginning of period	75,446,566	75,497,357	199,795,864	237,325,207
End of period	$72,669,955	$75,446,566	$209,646,175	$199,795,864
Undistributed (distributions in excess of) net investment income	$308,224	$532,178	$306,249	$389,645

50	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

MidCap Growth Fund		Bond Fund
For the Six Months Ended April 30, 2016 (Unaudited)	For the Fiscal Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Fiscal Year Ended October 31, 2015

$156,240	$292,829	$15,334,324	$30,341,032
2,736,491	5,079,599	3,069,968	2,049,809
(553,779)	(888,600)	6,529,829	(19,134,239)
2,338,952	4,483,828	24,934,121	13,256,602

(243,606)	(97,698)	(16,625,255)	(33,006,054)
(5,127,676)	(8,677,440)	(856,615)	(3,108,789)
(5,371,282)	(8,775,138)	(17,481,870)	(36,114,843)

25,181,786	12,454,249	154,410,030	254,047,057
1,230,493	2,222,919	5,155,441	10,946,978
(5,519,985)	(7,770,044)	(76,660,719)	(128,322,824)
20,892,294	6,907,124	82,904,752	136,671,211
17,859,964	2,615,814	90,357,003	113,812,970

67,450,895	64,835,081	981,446,985	867,634,015
$85,310,859	$67,450,895	$1,071,803,988	$981,446,985
$160,502	$247,868	$(8,311,294)	$(7,020,363)

The accompanying notes are an integral part of these financial statements.	51

COMMERCE FUNDS

Statements of Changes in Net Assets (continued)

	Short-Term Government Fund		National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2016 (Unaudited)	For the Fiscal Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Fiscal Year Ended October 31, 2015
From Operations:
Net investment income	$499,225	$1,274,617	$3,352,265	$5,952,494
Net realized gain (loss)	(55,830)	323,723	1,514,760	1,745,293
Net change in unrealized gain	129,735	(608,176)	4,575,957	(473,529)
Net increase in net assets resulting from operations	573,130	990,164	9,442,982	7,224,258

Distributions to Shareholders:
From net investment income	(712,967)	(1,855,433)	(3,351,462)	(5,898,247)
Total distributions to shareholders	(712,967)	(1,855,433)	(3,351,462)	(5,898,247)

From Share Transactions:
Proceeds from sales of shares	13,343,353	112,662,941	43,353,983	50,752,152
Reinvestment of distributions	287,632	974,457	178,524	342,492
Cost of shares redeemed	(18,166,534)	(106,718,939)	(13,884,065)	(32,015,601)
Net increase (decrease) in net assets resulting from share transactions	(4,535,549)	6,918,459	29,648,442	19,079,043
TOTAL INCREASE (DECREASE)	(4,675,386)	6,053,190	35,739,962	20,405,054

Net Assets:
Beginning of period	103,997,151	97,943,961	286,405,561	266,000,507
End of period	$99,321,765	$103,997,151	$322,145,523	$286,405,561
Undistributed (distributions in excess of) net investment income	$(729,328)	$(515,586)	$364,939	$364,136

52	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Missouri Tax-Free Intermediate Bond Fund		Kansas Tax-Free Intermediate Bond Fund
For the Six Months Ended April 30, 2016 (Unaudited)	For the Fiscal Year Ended October 31, 2015	For the Six Months Ended April 30, 2016 (Unaudited)	For the Fiscal Year Ended October 31, 2015

$3,972,160	$7,473,421	$1,356,706	$2,449,837
165,670	432,873	118,768	77,899
4,519,634	(374,408)	1,528,760	355,292
8,657,464	7,531,886	3,004,234	2,883,028

(3,969,620)	(7,380,237)	(1,354,157)	(2,425,886)
(3,969,620)	(7,380,237)	(1,354,157)	(2,425,886)

39,786,588	47,128,026	20,414,115	24,795,514
574,240	1,108,467	159,211	330,644
(15,446,287)	(44,913,473)	(7,482,030)	(13,440,785)
24,914,541	3,323,020	13,091,296	11,685,373
29,602,385	3,474,669	14,741,373	12,142,515

310,148,880	306,674,211	117,537,212	105,394,697
$339,751,265	$310,148,880	$132,278,585	$117,537,212
$95,504	$92,964	$30,562	$28,013

The accompanying notes are an integral part of these financial statements.	53

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)		Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2016	$29.44	$0.12		$0.60	$0.72	$(0.21)	$(2.94)	$(3.15)
For the Fiscal Years Ended October 31,
2015	34.95	0.23		2.37	2.60	(0.25)	(7.86)	(8.11)
2014	34.32	0.22		5.09	5.31	(0.19)	(4.49)	(4.68)
2013	28.81	0.25		6.49	6.74	(0.19)	(1.04)	(1.23)
2012	25.56	0.16		3.20	3.36	(0.11)	—	(0.11)
2011	24.73	0.13	(d)	0.82	0.95	(0.12)	—	(0.12)

VALUE FUND
For the Six Months Ended April 30, (Unaudited)
2016	$31.65	$0.40		$0.90	$1.30	$(0.41)	$(3.26)	$(3.67)
For the Fiscal Years Ended October 31,
2015	32.50	0.86		0.06	0.92	(0.85)	(0.92)	(1.77)
2014	29.83	0.78		2.69	3.47	(0.78)	(0.02)	(0.80)
2013	24.10	0.77		5.70	6.47	(0.74)	—	(0.74)
2012	21.18	0.67		2.90	3.57	(0.65)	—	(0.65)
2011	18.91	0.48		2.24	2.72	(0.45)	—	(0.45)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.02 per share and 0.09% of average net assets.

54	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$27.01	2.53%	$72,670	0.82	%(c)	0.82	%(c)	0.94	(c)	11%

29.44	8.51	75,447	1.04		1.04		0.79		40
34.95	17.42	75,497	1.08		1.08		0.68		40
34.32	24.39	103,436	1.07		1.07		0.80		78
28.81	13.18	90,413	1.13		1.15		0.57		52
25.56	3.84	96,856	1.13		1.19		0.50	(d)	43

$29.28	4.71%	$209,646	0.70	%(c)	0.75	%(c)	2.83	(c)	28%

31.65	2.88	199,796	0.70		0.73		2.70		33
32.50	11.76	237,325	0.70		0.71		2.50		18
29.83	27.27	158,742	0.66		0.66		2.84		34
24.10	16.99	97,737	0.70		0.70		2.94		46
21.18	14.51	71,025	0.86		0.90		2.32		116

The accompanying notes are an integral part of these financial statements.	55

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations				Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income (loss)(a)		Net realized and unrealized gain	Total from investment operations	From net investment income	From net realized gains	Total distributions
MIDCAP GROWTH FUND
For the Six Months Ended April 30, (Unaudited)
2016	$36.10	$0.07		$0.71	$0.78	$(0.12)	$(2.76)	$(2.88)
For the Fiscal Years Ended October 31,
2015	38.82	0.16		2.39	2.55	(0.05)	(5.22)	(5.27)
2014	38.64	0.06		4.36	4.42	(0.11)	(4.13)	(4.24)
2013	33.38	0.16		8.32	8.48	(0.10)	(3.12)	(3.22)
2012	32.78	0.06	(d)	2.43	2.49	—	(1.89)	(1.89)
2011	31.24	(0.06	)(e)	1.60	1.54	—	—	—

BOND FUND
For the Six Months Ended April 30, (Unaudited)
2016	$19.96	$0.30		$0.18	$0.48	$(0.33)	$(0.02)	$(0.35)
For the Fiscal Years Ended October 31,
2015	20.43	0.64		(0.34)	0.30	(0.70)	(0.07)	(0.77)
2014	20.24	0.70		0.27	0.97	(0.78)	—	(0.78)
2013	20.99	0.77		(0.70)	0.07	(0.82)	—	(0.82)
2012	20.39	0.82		0.64	1.46	(0.86)	—	(0.86)
2011	20.35	0.89		0.06	0.95	(0.91)	—	(0.91)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

(d)	Reflects income recognized from non-recurring special dividends which amounted to $0.09 per share and 0.20% of average net assets.

(e)	Reflects income recognized from non-recurring special dividends which amounted to $0.07 per share and 0.19% of average net assets.

56	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income (loss) to average net assets		Portfolio turnover rate

$34.00	2.32%	$85,311	0.88	%(c)	0.88	%(c)	0.45	(c)	16%

36.10	7.02	67,451	1.03		1.03		0.44		50
38.82	12.58	64,835	1.05		1.05		0.15		43
38.64	27.92	65,621	1.09		1.09		0.45		75
33.38	8.12	56,936	1.18		1.18		0.20	(d)	64
32.78	4.93	56,264	1.24		1.24		(0.18	)(e)	46

$20.09	2.40%	$1,071,804	0.67	%(c)	0.67	%(c)	3.04	%(c)	8%

19.96	1.49	981,447	0.68		0.68		3.18		21
20.43	4.86	867,634	0.70		0.70		3.44		22
20.24	0.31	779,704	0.72		0.72		3.71		23
20.99	7.30	785,627	0.77		0.77		3.96		18
20.39	4.80	725,261	0.81		0.81		4.39		26

The accompanying notes are an integral part of these financial statements.	57

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
SHORT TERM GOVERNMENT FUND
For the Six Months Ended April 30, (Unaudited)
2016	$17.43	$0.09	$0.02	$0.11	$(0.13)	$—	$(0.13)
For the Fiscal Years Ended October 31,
2015	17.54	0.17	(0.04)	0.13	(0.24)	—	(0.24)
2014	17.78	0.24	(0.12)	0.12	(0.36)	—	(0.36)
2013	18.14	0.27	(0.23)	0.04	(0.40)	—	(0.40)
2012	18.15	0.30	0.14	0.44	(0.45)	—	(0.45)
2011	18.48	0.38	(0.19)	0.19	(0.52)	—	(0.52)

NATIONAL TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2016	$19.54	$0.22	$0.40	$0.62	$(0.22)	$—	$(0.22)
For the Fiscal Years Ended October 31,
2015	19.45	0.42	0.09	0.51	(0.42)	—	(0.42)
2014	19.27	0.54	0.32	0.86	(0.54)	(0.14)	(0.68)
2013	20.59	0.63	(1.07)	(0.44)	(0.63)	(0.25)	(0.88)
2012	19.42	0.64	1.27	1.91	(0.64)	(0.10)	(0.74)
2011	19.50	0.71	0.16	0.87	(0.71)	(0.24)	(0.95)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

58	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$17.41	0.62%	$99,322	0.68	%(c)	0.87	%(c)	1.04	%(c)	16%

17.43	0.81	103,997	0.68		0.83		0.97		68
17.54	0.70	97,944	0.68		0.88		1.35		27
17.78	0.24	103,244	0.68		0.83		1.48		25
18.14	2.46	122,957	0.68		0.83		1.66		26
18.15	1.07	129,510	0.68		0.88		2.09		27

$19.94	3.18%	$322,146	0.62	%(c)	0.62	%(c)	2.22	%(c)	14%

19.54	2.63	286,406	0.64		0.64		2.16		36
19.45	4.59	266,001	0.67		0.67		2.81		74
19.27	(2.23)	247,975	0.66		0.66		3.18		37
20.59	9.95	250,220	0.70		0.74		3.16		17
19.42	4.73	194,878	0.70		0.84		3.76		44

The accompanying notes are an integral part of these financial statements.	59

COMMERCE FUNDS

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from investment operations			Distributions to shareholders
Year	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total distributions
MISSOURI TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2016	$19.53	$0.24	$0.29	$0.53	$(0.24)	$—	$(0.24)
For the Fiscal Years Ended October 31,
2015	19.52	0.47	0.01	0.48	(0.47)	—	(0.47)
2014	19.25	0.56	0.37	0.93	(0.56)	(0.10)	(0.66)
2013	20.39	0.61	(1.06)	(0.45)	(0.61)	(0.08)	(0.69)
2012	19.69	0.64	0.79	1.43	(0.65)	(0.08)	(0.73)
2011	19.70	0.69	0.03	0.72	(0.69)	(0.04)	(0.73)

KANSAS TAX-FREE INTERMEDIATE BOND FUND
For the Six Months Ended April 30, (Unaudited)
2016	$19.46	$0.21	$0.26	$0.47	$(0.21)	$—	$(0.21)
For the Fiscal Years Ended October 31,
2015	19.39	0.43	0.06	0.49	(0.42)	—	(0.42)
2014	18.90	0.50	0.53	1.03	(0.50)	(0.04)	(0.54)
2013	20.01	0.57	(0.98)	(0.41)	(0.56)	(0.14)	(0.70)
2012	19.27	0.62	0.77	1.39	(0.61)	(0.04)	(0.65)
2011	19.32	0.66	0.10	0.76	(0.66)	(0.15)	(0.81)

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges. Total return would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.

(c)	Annualized.

60	The accompanying notes are an integral part of these financial statements.

COMMERCE FUNDS

Net asset value, end of period	Total return(b)	Net assets at end of period (in 000s)	Ratio of net expenses to average net assets		Ratio of total expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover rate

$19.82	2.73%	$339,751	0.64	%(c)	0.64	%(c)	2.46	%(c)	7%

19.53	2.48	310,149	0.65		0.65		2.43		17
19.52	4.92	306,674	0.67		0.67		2.90		29
19.25	(2.29)	307,996	0.64		0.64		3.07		23
20.39	7.33	319,687	0.70		0.74		3.20		14
19.69	3.77	266,668	0.70		0.84		3.57		15

$19.72	2.44%	$132,279	0.70	%(c)	0.80	%(c)	2.19	%(c)	4%

19.46	2.57	117,537	0.70		0.83		2.21		13
19.39	5.51	105,395	0.70		0.87		2.63		26
18.90	(2.09)	103,733	0.70		0.83		2.91		22
20.01	7.32	114,837	0.70		0.85		3.11		24
19.27	4.09	98,340	0.70		0.90		3.50		14

The accompanying notes are an integral part of these financial statements.	61

COMMERCE FUNDS

Notes to Financial Statements

April 30, 2016 (Unaudited)

1. ORGANIZATION

The Commerce Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of eight portfolios (individually, a “Fund” and collectively, the “Funds”): Growth Fund, Value Fund, MidCap Growth Fund, Bond Fund, Short-Term Government Fund, National Tax-Free Intermediate Bond Fund, Missouri Tax-Free Intermediate Bond Fund and Kansas Tax-Free Intermediate Bond Fund. Each of the Funds offers one class of shares (the “Shares”). Each Fund is registered as a diversified open-end management investment company, except the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund, which are registered as non-diversified under the Act.

The Funds have entered into an Advisory Agreement with Commerce Investment Advisors, Inc. (the “Adviser” or “Commerce”), a subsidiary of Commerce Bank.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income is comprised of interest income and dividend income. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date. Investment transactions are reflected on trade date with realized gains and losses on sales calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Distributions received from the Funds’ investments in United States (“U.S.”) real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities and excess or shortfall amounts are recorded as gains or losses.

C.  Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds based on each Fund’s average net assets and are accrued daily.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Funds are not required to make any provisions for the payment of federal income tax. Distributions to

COMMERCE FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distribution		Capital Gains Distribution
Fund	Declared	Paid	Declared	Paid
Value	Quarterly	Quarterly	Annually	Annually
Growth and MidCap Growth	Annually	Annually	Annually	Annually
Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	Daily	Monthly	Annually	Annually

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long term capital losses rather than being considered all short-term as under previous law.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as from net investment income, net realized gain or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including the Adviser’s assumptions in determining fair value measurement).

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Funds’ policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the beginning of the reporting period.

The Trust’s Board of Trustees has adopted valuation procedures (“Valuation Procedures”) that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Board of Trustees has delegated to Commerce day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, Commerce regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the Adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price. Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in characteristics such as rating, interest rate and maturity date, to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Collateralized mortgage-backed securities (“CMOs”) may exhibit even more price volatility and interest rate risk than other mortgage-backed securities. They may lose liquidity as CMO market makers may choose not to repurchase, or may offer prices, based on current market conditions, that are unacceptable to a Fund based on the Adviser’s analysis of the market value of the security.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. With the exception of treasury securities, which are generally classified as Level 1, these investments are classified as Level 2 of the fair value hierarchy.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, and events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

B.  Level 3 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 3 are as follows:

To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if Commerce believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under valuation procedures approved by the Trust’s Board of Trustees. Commerce, consistent with the Funds’ procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events that could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2016:

GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$67,910,276	$—	$—
Exchange Traded Fund	2,807,340	—	—
Repurchase Agreement	—	2,001,000	—
Total	$70,717,616	$2,001,000	$—

VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$198,639,747	$—	$—
Exchange Traded Fund	7,566,750	—	—
Repurchase Agreement	—	2,871,000	—
Total	$206,206,497	$2,871,000	$—

MIDCAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$76,415,554	$—	$—
Exchange Traded Fund	2,982,096	—	—
Repurchase Agreement	—	4,543,000	—
Total	$79,397,650	$4,543,000	$—

BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$142,198,430	$—
Municipal Bond Obligations	—	83,595,295	—
Mortgage-Backed Obligations	—	230,148,559	—
Corporate Obligations	—	486,755,459	—
Foreign Debt Obligations	246,074	—	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	47,002,454	36,193,814	—
Investment Company	5,364,124	—	—
Repurchase Agreement	__	31,348,000	—
Total	$52,612,652	$1,010,239,557	$—

COMMERCE FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SHORT-TERM GOVERNMENT
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Asset-Backed Securities	$—	$2,776,849	$—
Mortgage-Backed Obligations	—	24,018,211	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	22,073,186	45,423,177	—
Repurchase Agreement	—	4,861,000	—
Total	$22,073,186	$77,079,237	$—

NATIONAL TAX-FREE INTERMEDIATE BOND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$306,750,483	$—
Investment Company	5,998,206	—	—
Repurchase Agreement	—	14,774,000	—
Total	$5,998,206	$321,524,483	$—

MISSOURI TAX-FREE INTERMEDIATE BOND FUND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$330,781,920	$—
Investment Company	7,634,081	—	—
Repurchase Agreement	—	7,077,000	—
Total	$7,634,081	$337,858,920	$—

KANSAS TAX-FREE INTERMEDIATE BOND FUND
Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Municipal Bond Obligations	$—	$122,166,021	$—
Investment Company	2,835,516	—	—
Repurchase Agreement	—	8,229,000	—
Total	$2,835,516	$130,395,021	$—

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Advisory Agreement — Pursuant to the terms of the Advisory Agreement, the Adviser is responsible for managing the investments and making investment decisions for each of the Funds. For these services and for assuming related expenses, the Adviser is entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

average daily net assets. The contractual advisory fees for the Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond, Kansas Tax-Free Intermediate Bond, Bond and MidCap Growth Funds are as follows:

	Contractual Advisory Fees
Fund	First $100 million	Next $100 million	Over $200 million
Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond	0.50%	0.35%	0.25%
	First $400 million	Next $300 million	Over $700 million
Bond	0.50%	0.35%	0.25%
	First $200 million		Over $200 million
MidCap Growth Fund	0.50%		0.40%

The contractual advisory fees for the Growth and Value Funds are 0.40% and 0.30% of the Funds’ average daily net assets, respectively.

For the six-month period ended April 30, 2016, the effective advisory fees were 0.40%, 0.30%, 0.50%, 0.38%, 0.50%, 0.37%, 0.36% and 0.47%, and for the Growth, Value, MidCap Growth, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively.

B.  Administration Agreements — Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co., and Commerce, serve as Co-Administrators of the Trust pursuant to a Co-Administration Agreement. Under the Co-Administration Agreement, GSAM and Commerce administer the Trust’s business affairs. As compensation for the services rendered under the Co-Administration Agreement, GSAM and Commerce are entitled to a fee, accrued daily and payable monthly, at the contractual annual rate of the corresponding Fund’s average daily net assets. Pursuant to the Co-Administration Agreement, effective November 1, 2015 the Funds will pay an aggregate administrative fee at the annual rate of 0.145%, allocated as follows: (1) for each Fund, Commerce is entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM is entitled to receive 0.025% of each Fund’s average daily net assets. Prior to November 1, 2015 the Funds paid an aggregate administrative fee at the annual rate of 0.15%, allocated as follows: (1) for each Fund, Commerce was entitled to receive 0.12% of each Fund’s average daily net assets; and (2) for each Fund, GSAM was entitled to receive 0.03% of each Fund’s average daily net assets. State Street Bank and Trust Company (“State Street”) also provides certain enhanced accounting and administrative services to the Funds. Pursuant to an Amended and Restated Enhanced Accounting and Administrative Services Agreement effective November 1, 2015, these services include, among other things, certain financial reporting, daily compliance and treasury services.

C.  Distribution Agreement—The Commerce Funds’ shares are offered on a continuous basis through Goldman Sachs & Co.( “Goldman”), which acts as Distributor under the Distribution Agreement with The Commerce Funds. Goldman does not receive compensation from the Funds for these services.

D.  Other Agreements — The Adviser has contractually agreed to waive fees and/or reimburse expenses (excluding interest, taxes, acquired fund fees and expenses, and extraordinary expenses) for all Funds (except the MidCap Growth Fund) to the extent that such expenses exceeded, on an annualized basis, 1.00%, 0.70%, 0.80%, 0.68%, 0.70%, 0.70% and 0.70% of the average net assets of the Growth, Value, Bond, Short-Term Government, National Tax-Free Intermediate Bond, Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds, respectively. This agreement will remain in place

COMMERCE FUNDS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

through March 1, 2017. After this date, the Adviser or a Fund may terminate the contractual arrangement. In addition, the Funds are not obligated to reimburse the Adviser for prior fiscal year expense reimbursements, if any. Expense reimbursements, if any, are accrued daily and paid monthly and are disclosed in the Statements of Operations for the six-month period ended April 30, 2016.

Pursuant to a Shareholder Administrative Services Plan adopted by the Trust’s Board of Trustees, the Funds may enter into agreements with service organizations, such as banks and financial institutions, which may include affiliates of the Adviser (“Service Organizations”), under which they will render shareholder administration, support services. Effective December 1, 2015, any new servicing agreements entered into by the Funds will provide that the Service Organizations will render shareholder administrative support services to their customers who are the beneficial owners of shares of the Funds in consideration for a Fund’s payment of up to 0.15% (on an annualized basis) of the average daily net asset value of the shares of the Fund beneficially owned by such customers and held by the Service Organizations. Prior to December 1, 2015, the cap was 0.25% (on an annualized basis) of the average daily net asset value of shares of the Fund beneficially owned by such customer and held by the Service Organization. For the six-month period ended April 30, 2016, Commerce Bank, an affiliate of the Adviser, received $196,509 in shareowner servicing fees.

E.  Deferred Compensation Plan — Certain Trustees participate in a Deferred Compensation Plan, as amended and restated (the “Plan”), which allows eligible non-affiliated Trustees as described in the Plan to defer the receipt of all or a portion of the Trustees’ fees payable. Under the Plan, such Trustees have deferred fees treated as if they had been invested by The Commerce Funds in the shares of one or more Funds of the Trust. All amounts payable to the Trustees under the Plan are determined based on the performance of such Funds and are accrued monthly.

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six-month period ended April 30, 2016, were as follows:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Growth	$—	$7,461,565	$—	$11,648,925
Value	—	55,293,166	—	54,175,030
MidCap Growth	—	23,089,028	—	10,842,902
Bond	14,553,837	123,227,476	1,014,631	79,483,170
Short-Term Government	15,368,153	—	17,690,834	3,332,442
National Tax-Free Intermediate Bond	—	63,883,331	—	40,454,988
Missouri Tax-Free Intermediate Bond	—	49,228,802	—	21,186,185
Kansas Tax-Free Intermediate Bond	—	13,021,356	—	5,185,154

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

6. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2015, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Growth	Value	MidCap Growth	Bond
Timing differences (distributions payable, deferred compensation)	$(23,658)	$(28,141)	$(15,968)	$(2,110,556)

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Capital loss carryforward	$(4,462,956)	$(456,044)	$(5,996,497)	$(975,852)
Timing differences (distributions payable, deferred compensation)	$(70,639)	$(532,135)	$(572,224)	$(191,664)
Capital loss carryforwards:(1)
Expiring 2016	(347,228)	—	—	—
Expiring 2017	(400,692)	—	—	—
Expiring 2018	(460,436)	—	—	—
Expiring 2019	(375,119)	—	—	—
Perpetual Short-term	(208,964)	—	(386,095)	(48,110)
Perpetual Long-term	(2,670,517)	(456,044)	(5,610,402)	(927,742)
Total capital loss carryforwards:	$(4,462,956)	$(456,044)	$(5,996,497)	$(975,852)

(1)	Expiration occurs on October 31 of the year indicated.

As of April 30, 2016, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Growth	Value	MidCap Growth	Bond
Tax Cost	$58,381,697	$185,841,428	$71,602,560	$1,032,732,574
Gross unrealized gain	15,056,358	26,319,922	13,057,732	53,025,328
Gross unrealized loss	(719,439)	(3,083,853)	(719,642)	(22,905,693)
Net unrealized security gain	$14,336,919	$23,236,069	$12,338,090	$30,119,635

	Short-Term Government	National Tax-Free Intermediate Bond	Missouri Tax-Free Intermediate Bond	Kansas Tax-Free Intermediate Bond
Tax Cost	$97,470,674	$314,647,097	$328,311,653	$126,355,865
Gross unrealized gain	3,224,482	13,096,925	17,297,205	6,896,338
Gross unrealized loss	(1,542,733)	(221,333)	(115,857)	(21,666)
Net unrealized security gain	$1,681,749	$12,875,592	$17,181,348	$6,874,672

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of market discount accretion, premium amortization and underlying investments.

COMMERCE FUNDS

6. TAX INFORMATION (continued)

Commerce and GSAM have reviewed the Funds’ tax positions for all open tax years (the current and prior three fiscal years) and have concluded that no provision for income tax is required in the Funds’ financial statements. These open tax years remain subject to examination and adjustment by tax authorities.

7. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Credit Risks — The fixed income funds are subject to credit risks because an issuer or guarantor of a fixed income security may be unable or unwilling to make interest and principal payments when due. A bond’s value could decline because of concerns about an issuer’s willingness to make such payments.

Interest Rate Risks — Interest rate risk is the risk that the value of the Fund’s portfolio will decline because of rising interest rates. The magnitude of this decline will often be greater for longer-term, fixed-income securities than shorter-term securities.

Market Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk).

Portfolio Concentrations — The Missouri Tax-Free Intermediate Bond and Kansas Tax-Free Intermediate Bond Funds invest a large percentage of their assets in obligations of issuers within Missouri and Kansas, respectively. Therefore, they are subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting those states.

Under normal market conditions, the Missouri Tax-Free Intermediate Bond Fund and the Kansas Tax-Free Intermediate Bond Fund invest at least 80% of their assets plus any borrowings for investment purposes (measured at the time of purchase) in Missouri and Kansas municipal securities, respectively, the income from which, in the opinion of bond counsel, is exempt from regular federal income tax, federal alternative minimum taxes and Missouri and Kansas state taxes, respectively. Alternatively, at least 80% of a Fund’s distributed income must be exempt from such taxes. For each of the Missouri and Kansas Tax-Free Funds, the actual payment of principal and interest on Missouri and Kansas municipal securities is dependent on the Missouri General Assembly and the Kansas legislature, respectively, allotting money each fiscal year for these payments.

The investments of the Growth and MidCap Growth Funds may be concentrated in securities of technology companies. At times, securities of technology companies may experience significant price fluctuations. The MidCap Growth Fund concentrates in mid-cap stocks. Investing in mid-sized companies may be riskier than investing in larger, more established companies.

The Bond and Short-Term Government Funds may invest 80% and 100%, respectively, of their total assets in mortgage-related securities and the Bond Fund may invest 80% of its total assets in asset-backed securities. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity, and enhanced sensitivity to interest rates. As a result, mortgage-backed securities may be more difficult to value and liquidate, if necessary. Mortgage-backed securities are also subject to prepayment risk, which may result in a decreased rate of return and a decline in the value of the securities. Asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. Asset-backed securities have a greater risk of default during periods of economic downturn than other securities. Also, asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, in their experience, Commerce and GSAM believe the risk of loss under these arrangements to be remote.

9. OTHER MATTERS

Approval of Advisory Agreement — The Trustees oversee the management of the Trust, and review the investment performance and expenses of the Funds at regularly scheduled meetings held during the Funds’ fiscal year. In addition, the Trustees determine annually whether to reapprove and continue the Trust’s Advisory Agreement with the Adviser for the Funds.

The Advisory Agreement was most recently approved by the Trustees, including all of the Trustees who are not parties to the Advisory Agreement or “interested persons” (as such term is defined in the Act) of any party thereto (the “non-interested Trustees”), on November 17, 2015 (the “Annual Contract Meeting”).

Prior to the Annual Contract Meeting, the Board of Trustees received written materials provided by the Adviser relating to the Trustees’ consideration of the Advisory Agreement. At the Annual Contract Meeting, the Trustees also received and considered the Adviser’s oral presentations and discussed the information that had been provided. In connection with their deliberations, the disinterested Trustees were advised by their independent legal counsel regarding their responsibilities under applicable law and met separately in executive session with independent counsel without members of management present.

In evaluating the Advisory Agreement, the Trustees relied upon their knowledge, resulting from their meetings and other interactions throughout the year, of the Adviser and its services and personnel. Both in meetings specifically dedicated to the review of the Advisory Agreement and meetings held during the year, the Trustees reviewed materials relating to the Adviser’s investment management services. Specifically, the Trustees reviewed, among other things, information relating to: (i) the terms of the Advisory Agreement; (ii) the Funds’ investment performance over different time periods in comparison to the investment performance of mutual fund peer categories selected by Lipper Inc. (“Lipper”), a third-party provider of mutual fund data; (iii) the contractual investment advisory fees, the actual investment advisory fees (after expense reimbursements) and the total expenses borne by the Funds in comparison to those borne by mutual fund peer groups selected by Lipper; (iv) the Adviser’s staffing for the Funds and the experience of the portfolio managers and other investment personnel; (v) the fees paid by the Funds to the Adviser and its affiliates for services, and the expenses incurred by them in connection with the provision of those services, the profitability of the Advisory Agreement to the Adviser, and a comparison of the Adviser’s profitability with publicly reported profitability information of other advisers; (vi) information about fees charged to institutional accounts for which an affiliate of the Adviser, Commerce Trust Company (“CTC”), was performing services similar to those performed for the Funds; and (vii) potential economies of scale.

In connection with their approval of the Advisory Agreement for each of the Funds, the Trustees gave weight to various factors, but did not identify any single factor as controlling their decision. As part of their review, the Trustees considered the following factors:

Nature, Quality and Extent of Services – The Trustees reviewed the nature, quality and extent of the services provided by the Adviser to the Funds, bearing in mind each Fund’s investment objectives and strategies and the information received from

COMMERCE FUNDS

9. OTHER MATTERS (continued)

management throughout the year. The Trustees considered the resources available to the Adviser and its key investment personnel, including members of the staff who operated the quantitative model, and their experience and length of service to the Funds. The Trustees also discussed the Adviser’s reports to the Board, compliance record, risk management program and effectiveness of oversight over the Funds’ other service providers, communications to and support services for shareholders, services provided to the Funds as their co-administrator, adherence to investment policies, execution of portfolio transactions, cybersecurity program, selection of broker dealers and other similar factors.

The Trustees determined that the Adviser had invested significant resources in the Funds and provided a seasoned and experienced portfolio management and compliance staff. Moreover, they considered that the Adviser had a highly disciplined money management and credit research and analytic process and was able to attract and retain high quality personnel. The Trustees also considered that the Adviser had provided clear, concise reports to the Board and updated the Trustees frequently on performance issues. In particular, they noted the Adviser’s efforts to correct the underperformance of the Equity Funds in recent years, including the enhancements made to the quantitative models of the Growth and MidCap Growth Funds to focus on lower volatility stocks. They concluded that the Adviser had (i) an excellent compliance record, and (ii) provided strong compliance oversight over the other service providers to the Funds. The Trustees also discussed that the Funds’ audits and regulatory exams had been clean and that the Adviser had made significant commitments to address regulatory requirements applicable to the Funds and the Adviser. Finally, the Trustees considered that the Adviser and its affiliates had other client relationships with most of the Funds’ shareholders and provided them with other services through these relationships. The Trustees concluded that the Funds would therefore benefit from the Adviser’s continued service to them.

Performance of the Funds – The Trustees considered both the short-term and long-term performance of each of the Funds. They also considered performance in light of market conditions and each Fund’s investment objectives and strategies including risk and credit parameters, if applicable. They reviewed and discussed the Lipper and other information presented, which compared each Fund’s performance with that of its benchmark and with the performance of comparable funds identified by Lipper.

The Trustees considered the Value Fund’s strong performance during the past year and noted that although the three-year performance figure continued to lag, performance over the five- and ten-year periods exceeded the Lipper category and benchmark. The Trustees observed that the MidCap Growth Fund’s returns exceeded those of the Lipper category over the past three years as a result of changes made by the Adviser to its quantitative model, including significant outperformance relative to its peers in recent months, although they noted its benchmark performance lagged for the same period. With respect to the Growth Fund, the Trustees considered that the Fund’s returns exceeded the Lipper category and beat the benchmark for the one-year timeframe but lagged the category and benchmark for longer periods of time. The Board discussed that the increase in returns in the past year seemed to be largely attributable to changes Commerce made to its quantitative investment model. The Trustees believed that the improved performance of the Growth and MidCap Growth Funds demonstrated that the enhancements to their quantitative models were working, and they determined that they would continue to monitor the effects of these changes.

The Trustees believed that the performance of the Fixed Income Funds was very satisfactory over all time periods. They noted that the returns of the Fixed Income Funds had finished ahead of the Lipper category for most recent time periods, although benchmark performance lagged for some periods. In particular, the Trustees considered that: the returns of the National Tax-Free Intermediate Bond Fund exceeded the Lipper category in all time periods, except the three-year, and that benchmark performance often lagged; and the Missouri Tax-Free Intermediate Bond Fund’s and Kansas Tax-Free Intermediate Bond Fund’s returns outpaced their Lipper category in all time periods but often lagged the benchmark. The Trustees discussed that the Bond Fund’s returns had exceeded the Lipper category for all time periods and the benchmark for the three-, five- and

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

9. OTHER MATTERS (continued)

ten-year periods and that the Short-Term Government Fund’s returns had also exceeded the Lipper category for all time periods while at the same time lagging the benchmark.

Fund Fees and Expenses – The Trustees next reviewed each Fund’s advisory fees and net expense ratios versus similar funds as presented in the Lipper information. They observed that the advisory fees for the Bond, Short-Term Government, National Tax-Free Intermediate Bond, and Kansas Tax-Free Intermediate Bond Funds were generally higher than those of their peers, while those for the Value, Growth, MidCap Growth and Missouri Tax-Free Intermediate Bond Funds were generally lower. They also discussed the impact of recent advisory fee reductions for the Growth and MidCap Growth Funds. The Trustees considered that except for the Growth, Bond, MidCap Growth and Value Funds, net expenses for the Funds were higher than those of their peers. The Trustees noted that where Fund expenses were higher, it was within a range of 1-9 basis points and that net expenses for each of the Equity Funds were at least 20 basis points lower than those of their peers. The Trustees considered the amount of assets in the Funds, the Funds’ share structure and the Adviser’s caps on total operating expenses for each of the Funds (except the MidCap Growth Fund), and the reimbursements made by the Adviser to maintain those caps. The Trustees also considered the Lipper expense versus three-year performance charts in determining whether shareholders were generally receiving value for the services provided by the Adviser.

The Trustees also reviewed information provided on the Funds’ advisory fees compared to advisory fees charged by the Adviser’s affiliate to similar institutional accounts managed by Commerce personnel. The Trustees considered that these accounts were not managed by the Adviser but by its affiliate, CTC; however, some of the Adviser’s same investment personnel provided these advisory services. In some cases, the fees charged to institutional accounts were lower than the fees charged to the Funds and in other cases the fees were about the same or higher. More particularly, for the Growth strategy, the Growth Fund’s advisory fees were generally in the middle of fees charged to CTC’s similar institutional accounts; the Bond, MidCap Growth and Short-Term Government Funds’ advisory fees were generally higher than other similar institutional accounts; and the Value Fund’s advisory fees were lower than most other similar institutional accounts. The Trustees were told that there were no similar institutional account strategies for any of the Tax-Free Funds. The Trustees noted that the Adviser provided significant additional services for the Funds that its affiliate did not provide to non-mutual fund clients, including administrative services, oversight of the Funds’ other service providers, Trustee support, regulatory compliance, risk management monitoring and numerous other services, and that in servicing the Funds, the Adviser assumed many legal risks that its affiliate did not assume in servicing many of its similar clients.

Costs of Services and Profits Realized by the Adviser – The Board considered the Adviser’s cost of providing advisory services to the Funds, both on a pre- and post-marketing cost basis, as well as its profitability. The Trustees considered that the Adviser had reduced its advisory fees for the Growth and MidCap Growth Funds in 2015 pursuant to a Fee Reduction Commitment, under which the Funds’ advisory fees were permanently reduced and the advisory fee for the MidCap Growth Fund was made subject to a breakpoint. It was also noted the Adviser’s cost allocation methodology had not changed. The Trustees discussed that the Adviser appeared to have a rigorous and consistent program in place to control Fund expenses, noting that total net expense ratios for seven of the eight Funds had decreased or remained the same since the previous year. They observed that even as the Funds’ overall net assets had increased over the previous year, the Adviser’s profitability had decreased. The Trustees considered the Adviser’s profitability in light of the profitability of other investment advisers’ publicly-reported profitability margins, as provided by Lipper, and noted that it was below the Lipper average profitability. The Board took into account, however, that profitability varies significantly based on an asset manager’s business, products, services and other factors, making comparisons somewhat unreliable.

COMMERCE FUNDS

9. OTHER MATTERS (continued)

Economies of Scale – The Trustees considered that the Funds (other than the Value Fund and the Growth Fund) had breakpoints in their respective advisory fee schedules and that the Growth and MidCap Growth Funds had recently experienced significant advisory fee reductions. In addition, the Trustees considered that the Adviser was reimbursing expenses to certain of the Funds to keep them within their fee caps.

Fall-Out Benefits – The Trustees considered that the Adviser benefitted from its relationship with the Funds through receipt of soft dollars, its contract as a Co-Administrator of the Funds, CTC’s receipt of shareholder servicing fees and the Funds’ contribution to the scale of Commerce’s advisory business. The Trustees considered that they receive regular, extensive quarterly reports on the Adviser’s soft dollar program and that its program was in compliance with Section 28(e) of the Securities Exchange Act of 1934.

The Trustees concluded at the Annual Contract Meeting with respect to all of the Funds that the investment advisory fees paid by the Funds were reasonable in light of the services provided by the Adviser, Fund performance, the Adviser’s costs and the Funds’ current and reasonably foreseeable asset levels as well as the fallout benefits to the Adviser. For these reasons, the Board determined that the Advisory Agreement should be reapproved and continued.

10. SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Commerce and GSAM have concluded that there is no impact requiring adjustment or disclosure in the financial statements.

11. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Growth Fund
	For the Six Months Ended April 30, 2016 (Unaudited)		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	322,474	$8,533,543	590,219	$16,955,282
Reinvestment of distributions	98,790	2,666,416	223,737	6,345,334
Shares redeemed	(293,280)	(7,799,258)	(411,496)	(11,930,692)
Net Increase	127,984	$3,400,701	402,460	$11,369,924

	Value Fund
	For the Six Months Ended April 30, 2016 (Unaudited)		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	1,321,737	$37,138,514	1,182,636	$37,673,012
Reinvestment of distributions	445,017	12,594,436	216,989	6,917,756
Shares redeemed	(919,475)	(25,762,353)	(2,388,388)	(75,771,897)
Net Increase (Decrease)	847,279	$23,970,597	(988,763)	$(31,181,129)

COMMERCE FUNDS

Notes to Financial Statements (continued)

April 30, 2016 (Unaudited)

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	MidCap Growth Fund
	For the Six Months Ended April 30, 2016 (Unaudited)		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	773,140	$25,181,786	349,839	$12,454,249
Reinvestment of distributions	36,837	1,230,493	63,418	2,222,919
Shares redeemed	(169,298)	(5,519,985)	(215,130)	(7,770,044)
Net Increase	640,679	$20,892,294	198,127	$6,907,124

	Bond Fund
	For the Six Months Ended April 30, 2016 (Unaudited)		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	7,803,200	$154,410,030	12,499,118	$254,047,057
Reinvestment of distributions	259,664	5,155,441	540,139	10,946,978
Shares redeemed	(3,867,475)	(76,660,719)	(6,341,302)	(128,322,824)
Net Increase	4,195,389	$82,904,752	6,697,955	$136,671,211

	Short-Term Government Fund
	For the Six Months Ended April 30, 2016 (Unaudited)		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	767,537	$13,343,353	6,435,726	$112,662,941
Reinvestment of distributions	16,549	287,632	55,708	974,457
Shares redeemed	(1,045,954)	(18,166,534)	(6,106,927)	(106,718,939)
Net Increase (Decrease)	(261,868)	$(4,535,549)	384,507	$6,918,459

COMMERCE FUNDS

11. SUMMARY OF SHARE TRANSACTIONS (continued)

	National Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2016 (Unaudited)		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	2,194,471	$43,353,983	2,604,980	$50,752,152
Reinvestment of distributions	9,024	178,524	17,556	342,492
Shares redeemed	(703,236)	(13,884,065)	(1,642,643)	(32,015,601)
Net Increase	1,500,259	$29,648,442	979,893	$19,079,043

	Missouri Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2016 (Unaudited)		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	2,021,787	$39,786,588	2,410,780	$47,128,026
Reinvestment of distributions	29,149	574,240	56,692	1,108,467
Shares redeemed	(785,174)	(15,446,287)	(2,298,828)	(44,913,473)
Net Increase	1,265,762	$24,914,541	168,644	$3,323,020

	Kansas Tax-Free Intermediate Bond Fund
	For the Six Months Ended April 30, 2016 (Unaudited)		For the Fiscal Year Ended October 31, 2015
	Shares	Dollars	Shares	Dollars
Shares sold	1,042,701	$20,414,115	1,276,889	$24,795,514
Reinvestment of distributions	8,123	159,211	17,008	330,644
Shares redeemed	(381,895)	(7,482,030)	(691,940)	(13,440,785)
Net Increase	668,929	$13,091,296	601,957	$11,685,373

COMMERCE FUNDS

Fund Expenses – Six Month Period Ended April 30, 2016 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2015 through April 30, 2016.

Actual Expenses — The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as exchange fees, but shareholders of other funds may incur such costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16		Expenses Paid for the 6 months ended 4/30/16*	Beginning Account Value 11/1/15	Ending Account Value 4/30/16		Expenses Paid for the 6 months ended 4/30/16*	Beginning Account Value 11/1/15	Ending Account Value 4/30/16		Expenses Paid for the 6 months ended 4/30/16*	Beginning Account Value 11/1/15	Ending Account Value 4/30/16		Expenses Paid for the 6 months ended 4/30/16*
Fund	Growth Fund				Value Fund				MidCap Growth Fund				Bond Fund
Shares
Actual	$1,000.00	$1,025.25		$4.13	$1,000.00	$1,047.09		$3.57	$1,000.00	$1,023.17		$4.43	$1,000.00	$1,024.05		$3.37
Hypothetical 5% return	1,000.00	1,020.79	+	4.12	1,000.00	1,021.44	+	3.53	1,000.00	1,020.49	+	4.42	1,000.00	1,021.53	+	3.37
	Short-Term Government Fund				National Tax-Free Intermediate Bond Fund				Missouri Tax-Free Intermediate Bond Fund				Kansas Tax-Free Intermediate Bond Fund
Shares
Actual	$1,000.00	$1,006.25		$3.39	$1,000.00	$1,031.79		$3.14	$1,000.00	$1,027.33		$3.23	$1,000.00	$1,024.42		$3.52
Hypothetical 5% return	1,000.00	1,021.48	+	3.42	1,000.00	1,021.84	+	3.13	1,000.00	1,021.74	+	3.23	1,000.00	1,021.38	+	3.52

*	Expenses are calculated using each Fund’s annualized net expense ratio, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2016. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the year. The annualized net expense ratios for the period were as follows:

Fund		Fund
Growth	0.82%	Short-Term Government	0.68%
Value	0.70	National Tax-Free Intermediate Bond	0.62
MidCap Growth	0.88	Missouri Tax-Free Intermediate Bond	0.64
Bond	0.67	Kansas Tax-Free Intermediate Bond	0.70

+	Hypothetical expenses are based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses.

COMMERCE FUNDS

The Commerce Funds

Growth Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Value Fund:

The Fund is subject to market risk so that the value of the securities in which it invests may go up or down in response to the prospects of individual companies, particular industry sectors and/or general economic conditions. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

MidCap Growth Fund:

The Fund invests in small- and mid-capitalization securities. Generally, smaller and mid-sized companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. As a result, the securities of smaller and mid-sized companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic trading and price movements. Investments in technology companies, which may produce or use products or services that prove commercially unsuccessful or become obsolete, may be subject to greater price volatility than securities of companies in other sectors. The Fund is also subject to quantitative model risk, which is the risk that securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.

Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates. Asset-backed securities may be less liquid than other securities and therefore more difficult to value and liquidate, if necessary.

Short-Term Government Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The guarantee on U.S. government securities applies only to the underlying securities of the Fund if held to maturity and not to the value of the Fund’s shares. Mortgage-backed securities, especially collateralized mortgage-backed securities, may be subject to risks that include price volatility, liquidity and enhanced sensitivity to interest rates.

COMMERCE FUNDS

The Commerce Funds (continued)

National Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. The Fund’s investments may subject shareholders to the federal alternative minimum tax and state income taxes.

Missouri Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Missouri bonds. The actual payment of principal and interest on these bonds is dependent on the Missouri General Assembly allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

Kansas Tax-Free Intermediate Bond Fund:

Investments in fixed income securities are subject to the risks associated with debt securities including credit and interest rate risk. The Fund invests its assets predominately in Kansas bonds. The actual payment of principal and interest on these bonds is dependent on the Kansas legislature allotting money each fiscal year for these payments. The Fund is non-diversified. Due to the small number of bonds generally held in the portfolio, the Fund may be subject to greater risks than a more diversified fund. A change in the value of any single holding may affect the overall value more than it would affect a diversified fund that holds more investments. Investments in municipal securities can be significantly affected by political changes as well as uncertainties in the municipal market related to taxation or legislative changes. In addition, the Fund’s investments may subject shareholders to federal alternative minimum tax. The investment income from this Fund may be subject to state income taxes.

INVESTMENT ADVISER AND CO-ADMINISTRATOR
Commerce Investment Advisors, Inc.
922 Walnut Street
4th Floor
Kansas City, Missouri 64106
CUSTODIAN/ACCOUNTING AGENT
State Street Bank & Trust Company
1 Lincoln Street
Boston, Massachusetts 02111
TRANSFER AGENT
Boston Financial Data Services, Inc.
330 W. 9th
4th Floor
Kansas City, Missouri 64105
DISTRIBUTOR
Goldman, Sachs & Co.
200 West Street
New York, New York 10282
CO-ADMINISTRATOR
Goldman Sachs Asset Management, L.P.
200 West Street
New York, New York 10282
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
Two Financial Center
60 South St.
Boston, MA 02111
LEGAL COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
Ste. 2000
Philadelphia, Pennsylvania 19103-6996
This Semi-Annual Report contains facts concerning The Commerce Funds’ objectives and policies, management, expenses, and other information. For more complete information about The Commerce Funds, a prospectus may be obtained by calling 1-800-995-6365. An investor should read the prospectus carefully before investing or sending money.
The Commerce Funds are advised by Commerce Investment Advisors, Inc., a subsidiary of Commerce Bank, which receives a fee for its services. The Commerce Funds are distributed by Goldman, Sachs & Co.
The Commerce Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov. You may also review and obtain copies at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330. A description of the policies and procedures that The Commerce Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without change, upon request by calling 1-800-995-6365 and (ii) on the SEC’s website at http://www.sec.gov.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the Prospectus carefully before investing or sending money. The Prospectus contains this and other information about a Fund and may be obtained from your authorized dealer or from Commerce Funds by calling 1-800-995-6365.
NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

TRUSTEES
Martin E. Galt III, Chairman
David L. Bodde, Lead Independent Trustee
Charles W. Peffer
James M. Snowden, Jr.
OFFICERS
William Schuetter, President
Angela Dew, Vice President, Chief Compliance Officer, and Secretary
Jeffrey Bolin, Vice President
Peter W. Fortner, Chief Accounting Officer
Scott McHugh, Treasurer
Philip V. Giuca Jr., Assistant Treasurer
Andrew Murphy, Assistant Secretary
Commerce funds TM
922 Walnut
Fourth Floor
Kansas City, Missouri 64106
www.commercefunds.com
1-800-995-6365
49627-TMPL-06/2016

ITEM 2.	CODE OF ETHICS.

Not applicable for the reporting period.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for the reporting period.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for the reporting period.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) The Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT
INVESTMENT	COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND
AFFILIATED	PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There has been no material change to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE COMMERCE FUNDS

/s/ Bill Schuetter
Bill Schuetter
President
July 6, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Bill Schuetter
Bill Schuetter
President
The Commerce Funds
July 6, 2016

/s/ Peter Fortner
Peter Fortner
Chief Accounting Officer
The Commerce Funds
July 6, 2016